UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

            Marshall Funds, Inc.

(Exact name of registrant as specified in charter)

1000 North Water Street

            Milwaukee, WI 53202

(Address of principal executive offices)

John M. Blaser

M&I Investment Management Corp.

1000 North Water Street

            Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 287-8658

Date of fiscal year end: August 31

Date of reporting period: August 31, 2004

Item 1. Reports to Stockholders

The following is a copy of the amended report.

The Marshall Funds Family

Annual Report

AUGUST 31, 2004

•	Marshall Equity Income Fund

•	Marshall Large-Cap Growth & Income Fund

•	Marshall Mid-Cap Value Fund

•	Marshall Mid-Cap Growth Fund

•	Marshall Small-Cap Growth Fund

•	Marshall International Stock Fund

•	Marshall Government Income Fund

•	Marshall Intermediate Bond Fund

•	Marshall Intermediate Tax-Free Fund

•	Marshall Short-Term Income Fund

•	Marshall Government Money Market Fund

•	Marshall Money Market Fund

Annual Report—Commentary	Marshall Equity Income Fund

Fund Manager:	Custom Quantitative Solutions Group
Analysts:	Team Members: Robert G. Cummisford, John C. Callen, Daniel P. Brown, Casey J. Sambs

The Fund returned 15.39% for the fiscal year ended August 31, 2004 versus the Lipper Equity Income Funds Index and the S&P 500® Index (S&P 500), which returned 14.65% and 11.46%, respectively. Two distinct types of market dynamics characterized the past 12 months. Stocks with a speculative nature including those with high betas and volatile earnings dominated the first half of the period. The market environment in the second half was almost the exact opposite as risk-averse stocks outperformed.

The Fund maintained a disciplined strategy of focusing on high dividend-paying stocks with low betas, which proved beneficial throughout the year and especially over the past six months.*** Investors gravitated toward companies where corporate managers increased dividend payouts and share buybacks over the past year as a way to return cash to shareholders.

Superior stock selection and sector weighting proved to be the biggest positive contributors to performance for the year. The market’s outlook for a more modest Fed tightening cycle helped the Fund’s allocation to interest rate sensitive sectors (i.e., Financials, Utilities) to outperform recently. Within the Financials sector, the Fund focused on larger-capitalization stocks that have a diversified income stream and are less dependent on interest income. An overweight position of the Financials sector held up well in the face of the Fed raising interest rates twice recently (June 30 and August 10). The Fund’s underweight position of the Information Technology sector proved beneficial as the market posted a negative return for the sector while the Fund’s holdings, including Microsoft Corp. (2.0%) and AutoDesk, Inc. (0.6%) advanced as a group. The only negative performing sector for the Fund came as a result of stock selection within the Consumer Discretionary sector. Stocks that detracted from performance included Newell Rubbermaid, Inc. (0.2%), May Department Stores Co. (0.4%) and Maytag.^ Fortunately, the Fund’s significant underweight in this sector relative to the market proved beneficial.**

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	S&P 500	LEIFI
1-year	15.39%	11.46%	14.65%
3-year	1.89%	0.80%	2.54%
5-year	0.99%	(2.07)%	1.94%
10-year	9.52%	10.69%	9.06%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	S&P 500	LEIFI
1-year (NAV)	15.39%	11.46%	14.65%
1-year (Offer)	8.74%
3-year (NAV)	1.89%	0.80%	2.54%
3-year (Offer)	(0.11)%
5-year (NAV)	0.99%	(2.07)%	1.94%
5-year (Offer)	(0.20)%
Since Inception (12/31/98)
NAV	1.94%	(0.47)%	2.38%
Offer	0.88%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	1.9%
Consumer Staples	8.1%
Energy	6.1%
Financials	39.5%
Healthcare	7.2%
Industrials	0.6%
Information Technology	6.2%
Materials	4.8%
Telecommunications	12.3%
Utilities	12.2%
Other Assets and Liabilities	1.1%
Total	100.0%

Annual Report—Commentary	Marshall Large-Cap Growth & Income Fund

Fund Manager:	Mary R. Linehan
Investment Experience:	15 years
Analyst:	Alan K. Creech

The Fund returned 7.08% for the fiscal year ended August 31, 2004 versus 7.99% and 11.46% for the Lipper Large-Cap Core Funds Index and the S&P 500 Index, respectively.

Higher oil prices, the fear of a terrorist event, the Federal Reserve tightening short-term interest rates and uncertainty regarding the U.S. election outcome have kept the S&P 500 Index contained in a tight band of approximately 100 points since December 2003. Smaller capitalization stocks continued to outperform and produced returns two to five times higher than the larger capitalization stocks during the first five months of the fiscal year. This divergence started to narrow in February and continued through the end of the fiscal year when large capitalization stocks finally outperformed in July and August. At fiscal year-end the divergence between small and large cap stocks reached a more neutral level.

The move in energy stocks, which started in the fourth quarter of calendar 2003, continued with a vengeance this calendar year with Energy easily beating every other sector of the S&P 500 Index with a total return of 15.84%. The Fund’s overweight in the sector and specific holding of BJ Services^ contributed positively to performance. Alternatively, an underweight to ChevronTexaco Corp. (0.8%) detracted from relative performance. With the price of oil high, many investors are concerned that consumers will slow down their retail purchases, with a resultant negative impact on the economy. This fear has resulted in the Consumer Discretionary sector being the second worst performing sector in the S&P 500 Index during this fiscal year. Within this sector, the Fund’s overweight position in Kohl’s Corporation^ and Dollar Tree Stores^ in September 2003 hurt Fund performance.

Also leading to overall underperformance was the Fund’s heavy weighting to the Information Technology sector or stock selection within the sector. The Fund did not own Yahoo!, Motorola, Inc., or Qualcomm, Inc., three of the best performing Technology stocks within the sector. In addition, the Fund’s position in BEA Systems^ and its overweight positions in Applied Materials, Inc. (0.6%) and Cisco Systems, Inc. (1.8%) were negative contributors.**

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	S&P 500	LLCCFI
1-year	7.08%	11.46%	7.99%
3-year	(4.04)%	0.80%	(0.37)%
5-year	(5.01)%	(2.07)%	(2.44)%
10-year	6.90%	10.69%	8.90%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	S&P 500	LLCCFI
1-year (NAV)	7.08%	11.46%	7.99%
1-year (Offer)	0.93%
3-year (NAV)	(4.04)%	0.80%	(0.37)%
3-year (Offer)	(5.91)%
5-year (NAV)	(5.01)%	(2.07)%	(2.44)%
5-year (Offer)	(6.13)%
Since Inception (12/31/98)
NAV	(3.27)%	(0.47)%	(1.15)%
Offer	(4.28)%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	10.9%
Consumer Staples	10.3%
Energy	7.7%
Financials	20.2%
Healthcare	12.8%
Industrials	13.7%
Information Technology	15.7%
Materials	3.3%
Telecommunications	3.0%
Utilities	2.0%
Other Assets and Liabilities	0.4%
Total	100.0%

Annual Report—Commentary	Marshall Mid-Cap Value Fund

Fund Manager:	Matthew B. Fahey
Investment Experience:	24 years
Analyst:	Gregory S. Dirkse, CFA; Laura Hosbein, CFA; Leon D. Dodge, CFA

The Fund returned 17.76% for the fiscal year ended August 31, 2004 versus the Lipper Mid-Cap Value Funds Index and the Russell Midcap® Value Index (“Russell Index”), which returned 16.95% and 21.12%, respectively. Interest rates remained low during the period, although the Federal Reserve began to implement a series of small incremental rate increases. Corporate profits provided equity investors with something to cheer about as all four quarters of the year witnessed double-digit earnings growth. However, returns in the second half of the fiscal year slowed considerably as investors appeared to be cautious and gauge the implications of increasing energy prices, upcoming election results and continuing terrorist activities.

Relative return versus the Russell Index was hurt by the performance of sectors such as Financials and Utilities where individual stock returns were strong, but the sectors were underweighted versus the Index. Currently the Russell Index maintains greater than 40% weight in these two sectors. The Fund, however, remains below that level by a considerable margin as it was difficult to identify a significant number of stocks in these sectors that meet the Fund’s strict, bottom-up, valuation-based buy criteria. Additionally, individual stocks from the Energy, Materials and the Consumer Staples groups performed poorly dragging down the returns of the Fund.

Holdings that improved the most during the year included a very diverse collection of companies from a variety of sectors that included: Financials, Healthcare, Information Technology, Energy and Materials. A number of solid performing stocks also represented sizable positions in the Fund. Two strong performing sectors during the year were Healthcare and Telecommunication Services. The Fund maintained large position sizes relative to the Russell Index and each contained stocks that produced outsized gains. Additionally, individual stocks, including Nucor Corp. (1.7%), Burlington Resources, Inc. (1.9%), Countrywide Financial Corp. (1.7%), Bausch & Lomb, Inc. (1.7%), IKON Office Solutions, Inc. (0.6%), and Commscope, Inc.^ recorded gains in excess of 50%.**

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	RMCVI	LMCVFI
1-year	17.76%	21.12%	16.95%
3-year	9.87%	10.23%	8.24%
5-year	12.77%	9.69%	9.56%
10-year	12.65%	13.20%	10.99%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	RMCVI	LMCVFI
1-year (NAV)	17.76%	21.12%	16.95%
1-year (Offer)	11.01%
3-year (NAV)	9.87%	10.23%	8.24%
3-year (Offer)	7.71%
5-year (NAV)	12.77%	9.69%	9.56%
5-year (Offer)	11.43%
Since Inception (12/31/98)
NAV	12.37%	9.04%	9.37%
Offer	11.20%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	8.5%
Consumer Staples	6.5%
Energy	6.3%
Financials	13.6%
Healthcare	7.4%
Industrials	18.3%
Information Technology	13.3%
Materials	9.3%
Telecommunications	3.8%
Utilities	5.5%
Other Assets and Liabilities	7.5%
Total	100.0%

Annual Report—Commentary	Marshall Mid-Cap Growth Fund

Fund Managers:	James A. Stark, CFA and Kenneth S. Salmon

Investment Experience:	17 and 17 years, respectively
Analyst:	Patrick M. Gundlach

The Fund returned (3.63)% for the fiscal year ended August 31, 2004 compared with 3.08% for the Lipper Mid-Cap Growth Funds Index and 7.46% for the Russell Midcap® Growth Index. During the first half of the fiscal year, the stock market posted strong returns as investors enjoyed a rapidly growing global economy. Expectations for earnings growth were on the rise and improved investor sentiment led to a demand for historically volatile, higher beta stocks.*** As a result, small capitalization stocks characterized as speculative and higher risk stocks outperformed the market as a whole.

The second half of the fiscal year witnessed a reversal. Employment growth did not meet expectations, which led investors to question the depth and sustainability of the economic expansion. In addition, rising oil prices began to tax consumers’ discretionary consumption and caused concern over the long-term impact of higher oil prices on corporate profits. Many of the stocks that outperformed during the first half of the year struggled during the latter half of the fiscal year.

The primary cause of the Fund’s relative underperformance occurred during the first half of the period during which time the Fund did not capitalize on the strength in both the Information Technology and Consumer Discretionary sectors. Relative performance improved later in the period as the Fund modestly outperformed the Russell Midcap Growth Index for the three-month period ended August 31, 2004. The Fund benefited from superior stock selection within the Energy sector. In addition, the Fund benefited from the acquisition of Advance PCS,^ Documentum, Inc.,^ and Sicor, Inc.^ during the first half of the year and Caesars Entertainment^ during the second half.**

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	RMCGI	LMCGFI
1-year	(3.63)%	7.46%	3.08%
3-year	(6.62)%	2.39%	(1.71)%
5-year	(1.62)%	(0.27)%	(1.25)%
10-year	8.79%	9.05%	8.12%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	RMCGI	LMCGFI
1-year (NAV)	(3.63)%	7.46%	3.08%
1-year (Offer)	(9.20)%
3-year (NAV)	(6.62)%	2.39%	(1.71)%
3-year (Offer)	(8.45)%
5-year (NAV)	(1.62)%	(0.27)%	(1.25)%
5-year (Offer)	(2.77)%
Since Inception (12/31/98)
NAV	0.91%	1.70%	1.68%
Offer	(0.14)%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	19.1%
Consumer Staples	1.7%
Energy	4.6%
Financials	8.3%
Healthcare	22.7%
Industrials	13.6%
Information Technology	21.1%
Utilities	1.7%
Other Assets and Liabilities	7.2%
Total	100.0%

Annual Report—Commentary	Marshall Small-Cap Growth Fund

Fund Managers:	James A. Stark, CFA and Kenneth S. Salmon

Investment Experience:	17 and 17 years, respectively
Analyst:	Patrick M. Gundlach

The Fund performed well for the fiscal year ended August 31, 2004, generating a return of 6.51% compared with (0.19)% for the Lipper Small-Cap Growth Funds Index and 3.38% for the Russell 2000 Growth Index. The fiscal year can be split into two distinct periods. The first half of the year was characterized by a rapidly improving global economy, rising expectations for earnings growth and improving investor sentiment, which generated strong returns in the stock market. The second half of the fiscal year witnessed a reversal. Investors began to question the sustainability of the economic expansion as employment growth lagged expectations and rising oil prices began to tax consumers’ discretionary consumption. The market struggled, as many of the stocks that outperformed during the first half of the period underperformed the market during the second half. The Energy sector was a standout as a combination of rising global demand and tight production capacity drove rising earnings expectations.

During the first half of the year, the Fund benefited from its exposure to areas leveraged to faster economic growth such as the Information Technology and Consumer Discretionary sectors. The Healthcare sector also performed well during this period as investors’ appetite for higher-risk, higher-growth companies increased. Portfolio holdings that performed particularly well included Netscreen Technologies,^ Spanish Broadcasting^ and Andrx Corporation.^ During the latter part of the period, the aforementioned sectors underperformed, particularly the semiconductor component of the Information Technology sector. This was offset to some degree by the Fund’s holdings in the Energy sector, which outperformed in the second half of the year. Energy stocks that performed particularly well included Quicksilver Resources^ and Southwestern Energy.^

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	Russell 2000 GI	LSCGI
1-year	6.51%	3.38%	(0.19)%
3-year	1.57%	1.04%	(0.35)%
5-year	4.39%	(1.37)%	2.53%
Since Inception (11/1/95)	11.68%	3.31%	6.32%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	Russell 2000 GI	LSCGI
1-year (NAV)	6.51%	3.38%	(0.19)%
1-year (Offer)	0.40%
3-year (NAV)	1.57%	1.04%	(0.35)%
3-year (Offer)	(0.42)%
5-year (NAV)	4.39%	(1.37)%	2.53%
5-year (Offer)	3.16%
Since Inception (12/31/98)
NAV	3.35%	0.16%	3.22%
Offer	2.28%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	13.4%
Consumer Staples	1.7%
Energy	6.3%
Financials	10.1%
Healthcare	24.4%
Industrials	12.9%
Information Technology	21.8%
Utilities	1.6%
Other Assets and Liabilities	7.8%
Total	100.0%

Annual Report—Commentary	Marshall International Stock Fund

Fund Managers:	Daniel R. Jaworski, CFA
Investment Experience:	16 years

Analyst:	BPI Global Asset Management Team

The Fund returned 10.20% for the fiscal year ended August 31, 2004 versus the Lipper International Funds Index, which returned 18.93% and the MSCI EAFE Index, which returned 22.64%. Over the last year, the value portion of the MSCI EAFE Index outperformed the growth portion by 9.9%. This dichotomy reveals the low quality bias that characterized the international equity markets during this period. The U.S. dollar remained weak throughout the period versus the other main currencies, which was a major source of investment return for U.S.-based international equity investors. Select foreign currencies, namely the Euro, were disproportionately strong against the U.S. dollar, which made the Fund’s currency mix more of a factor in performance than in many years. The MSCI EAFE Index rose 11.26% in the local currencies of its constituent companies, but returned 22.64% in U.S. dollars.

The Fund’s relative underperformance was a function of multiple factors. On a sector basis, the Fund remained oriented toward growth industries, which underperformed as a whole. For example, Technology, which returned +0.1%, remained a focus of the Fund versus defensive industries such as Utilities, which returned +35.8%. Geographically, the Fund’s overweight position in Japan and a significant exposure to emerging market countries detracted from performance as those regions underperformed. A corresponding underweight position in Europe also created an unfavorable currency mix relative to the benchmark. In terms of stock selection, holdings in the Healthcare and Industrial sectors were the worst relative performers. In Healthcare, Olympus^ was a disappointment and in the Industrial sector Adecco (0.9%) was a material detractor. There were some bright spots, including some excellent performance from many of the Fund’s Japanese financial holdings such as Mizuho Financial Group^ and Sompo Japan Insurance.^ Also, a relatively large position in Tesco (3.1%) helped the Fund’s Consumer Staples holdings outpace the benchmark’s sector constituents.**

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y and Class I)*

As of 8/31/04

	Fund	EAFE	LIFI
1-year (Class Y)	10.20%	22.64%	18.93%
1-year (Class I)	10.52%	22.64%	18.93%
3-year (Class Y)	0.96%	4.41%	4.57%
3-year (Class I)	1.23%	4.41%	4.57%
5-year (Class Y)	(0.59)%	(1.16)%	0.37%
Since Inception (9/1/94) (Class Y)	4.20%	3.42%	4.76%
Since Inception (9/1/99) (Class I)	(0.35)%	(1.16)%	0.37%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	EAFE	LIFI
1-year (NAV)	10.28%	22.64%	18.93%
1-year (Offer)	3.95%
3-year (NAV)	0.95%	4.41%	4.57%
3-year (Offer)	(1.01)%
5-year (NAV)	(0.59)%	(1.16)%	0.37%
5-year (Offer)	(1.76)%
Since Inception (12/31/98)
NAV	1.00%	0.24%	1.99%
Offer	(0.05)%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 5.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Consumer Discretionary	20.4%
Consumer Staples	4.1%
Energy	12.4%
Financials	22.5%
Healthcare	6.6%
Industrials	7.3%
Information Technology	7.2%
Materials	6.8%
Telecommunications	8.8%
Other Assets and Liabilities	3.9%
Total	100.0%

Annual Report—Commentary	Marshall Government Income Fund

Fund Manager:	Jason D. Weiner, CFA
Investment Experience:	15 years
Analyst:	Ronald W. Tesmond

The Fund returned 5.50% for the fiscal year ended August 31, 2004 versus 5.98% and 4.77% for the Lehman Brothers Mortgage-Backed Securities Index and the Lipper U.S. Mortgage Funds Index, respectively. During the first half of the fiscal year, the bond market performed surprisingly well despite an improved economy, solid corporate earnings growth and historically low interest rates. Interest rates rose sharply during the second half of the period as investors began to anticipate the beginning of a Federal Reserve tightening cycle. Bond prices plunged as strong economic statistics pointed to a potentially aggressive Fed, which led the bond market to its worst performing quarter since 1980. The Fed did raise short-term interest rates in June and August by a total of 0.50% as expected. However, bond yields declined unexpectedly following each of the Fed actions because of concern about the strength of the economic recovery as reflected in a series of disappointing unemployment reports. Additionally, a spike in oil prices, continued uncertainty in Iraq, and a close U.S. presidential race also created a favorable environment for bonds.

The Fund benefited from adept sector and security selection. Emphasis was placed on structured and pass-thru mortgages which led to solid performance, as the Mortgage sector was one of the best performing in the bond market. The Fund also took advantage of volatile movements in prepayment patterns by opportunistically trading between current coupon mortgages and more defensive premium mortgages. Additionally, yield curve placement was additive as the Fund concentrated on the longer and shorter ends of the yield curve to take advantage of its flattening shape. Lastly, the Fund established a modestly defensive duration position, which detracted from overall performance as longer-term rates surprisingly fell during the fiscal year.

The Fund allocated investments to mortgage backed securities (MBS) due to their compelling yields in a historically low interest rate environment. The Fund sought good representation across the MBS sector for the purpose of sound diversification. Selectivity was of heightened importance with a focus on enhancing yield and providing consistent total returns.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	LMI	LUSMI
1-year	5.50%	5.98%	4.77%
3-year	5.13%	5.53%	4.86%
5-year	6.31%	7.27%	6.49%
10-year	6.39%	7.30%	6.36%

Average Annual

Total Returns (Class A)*

As of 8/31/04
	Fund	LMI	LUSMI
1-year (NAV)	5.26%	5.98%	4.77%
1-year (Offer)	0.25%
3-year (NAV)	4.89%	5.53%	4.86%
3-year (Offer)	3.19%
5-year (NAV)	6.06%	7.27%	6.49%
5-year (Offer)	5.04%
Since Inception (12/31/98)
NAV	5.22%	6.43%	5.50%
Offer	4.32%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 4.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Asset-Backed Securities	5.8%
Collateralized Mortgage Obligations	13.0%
Corporate Bonds	8.9%
Government Agencies	1.1%
Mortgage Backed Securities	86.1%
U.S. Treasury Notes	32.4%
Other Assets and Liabilities	(47.3)%
Total	100.0%

Annual Report—Commentary	Marshall Intermediate Bond Fund

Fund Manager:	Jason D. Weiner, CFA
Investment Experience:	15 years
Analyst:	Blane D. Dexheimer, CFA; Vincent S. Russo, CFA; Andrew M. Reed

The Fund returned 4.68% for the fiscal year ended August 31, 2004 versus 5.07% and 4.31% for the Lehman Brothers Government/Credit Intermediate Index and the Lipper Short/Intermediate Investment Grade Debt Funds Index, respectively. During the first half of the year, the bond market performed well despite an improved economy, solid corporate earnings growth and historically low interest rates. Interest rates rose sharply during the second half of the fiscal year as investors began to anticipate the beginning of a Federal Reserve tightening cycle. Bond prices plunged as economic statistics pointed to a potentially aggressive Fed, which led the bond market to its worst performing quarter since 1980. The Fed did raise short-term interest rates in June and August by a total of 0.50%. However, bond yields declined unexpectedly following each of the Fed actions because of concern about the strength of the economic recovery as reflected in a series of disappointing unemployment reports. Additionally, a spike in oil prices, and continued uncertainty in Iraq, and a close U.S. presidential race also created a favorable environment for bonds.

The Fund benefited from a significant allocation to Corporate Bonds which added to returns as yields outpaced the performance of comparable maturity Treasuries. As valuations improved, the Fund profited and reallocated those proceeds to the Mortgage sector. That sector was one of the best performing sectors of the bond market as a rise in interest rates slowed down the rate of refinancing activity. Additionally, yield curve placement was additive as the Fund concentrated on the longer and shorter ends of the yield curve to take advantage of its flattening shape. Exposure to certain companies in the Media industry hurt performance as consolidation and creative “financial engineering” produced uncertainty. Lastly, the Fund’s overall duration was slightly shorter than that of the benchmark, which resulted in modest under-performance as longer-term rates fell during the fiscal year.

Throughout the fiscal year we continued to emphasize our disciplined, well-diversified portfolio approach while remaining mindful of the uncertainties in this challenging economic environment.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	LGCI	LSIDF
1-year	4.68%	5.07%	4.31%
3-year	4.83%	6.01%	4.70%
5-year	6.17%	7.29%	6.13%
10-year	6.05%	6.98%	6.09%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	LGCI	LSIDF
1-year (NAV)	4.44%	5.07%	4.31%
1-year (Offer)	(0.50)%
3-year (NAV)	4.59%	6.01%	4.70%
3-year (Offer)	2.92%
5-year (NAV)	5.93%	7.29%	6.13%
5-year (Offer)	4.90%
Since Inception (12/31/98)
NAV	5.19%	6.37%	5.40%
Offer	4.29%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 4.75% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Asset-Backed Securities	4.6%
Collateralized Mortgage Obligations	1.3%
Corporate Bonds	55.1%
Government Agencies	6.9%
Mortgage Backed Securities	12.5%
U.S. Treasury Notes	15.4%
Other Assets and Liabilities	4.2%
Total	100.0%

Annual Report—Commentary	Marshall Intermediate Tax-Free Fund

Fund Manager:	John D. Boritzke, CFA
Investment Experience:	21 years
Analyst:	Andrew W. Tillman

The Fund returned 4.88% for the fiscal year ended August 31, 2004 versus 6.57% and 5.37% for the Lehman Brothers 7-Year General Obligations Bond Index and the Lipper Intermediate Municipal Debt Funds Index, respectively. Despite two instances of Federal Reserve monetary policy tightening during the latest fiscal year, the Fund benefited from the overall reduction in long-term interest rates. As opposed to the prior fiscal year, the municipal yield curve flattened in configuration. For example, yield levels for a two-year maturity municipal bond rose approximately 22 basis points, but the ten-year area of the yield curve saw a 50 basis point rate reduction. When this type of yield curve shift occurs, the longest maturity holdings of the Fund perform the best.

As compared to our peers, the Fund maintained a shorter than average maturity and duration during most of the fiscal year. *** We had expected a continued economic rebound coupled with subsequent inflationary fears to cause interest rates to trend higher. This expectation was confounded by the unusual experience of witnessing a shift toward tighter monetary policy accompanied by lower long-term interest rates. During the beginning of most Fed tightening cycles, both short-term and long-term rates move upward.

Overall credit quality of the Fund’s holdings improved along with the economy. State tax revenue growth is positive evidence of economic health. All three major types of state taxes—personal income, corporate income, and sales taxes have shown strong relative comparisons to recent years. The necessity to increase issuance of municipal bonds to fund budgetary shortfalls is nearly over.

Municipal bonds generally outperformed their taxable counterparts in the bond market. Although the Federal budget deficit remained problematic, state and local governments have already recovered from the recession-induced budgetary ills of the last several years. The Fund picked up yield by incorporating names that were trading cheaper than the underlying fundamental financial condition would imply.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	L7GO	LIMDI
1-year	4.88%	6.57%	5.37%
3-year	4.64%	5.54%	4.46%
5-year	5.59%	6.42%	5.51%
10-year	5.19%	6.21%	5.35%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
AAA	58.1%
AA	21.6%
A	1.1%
BBB	1.1%
NR	16.9%
Other Assets and Liabilities	1.2%
Total	100.0%

Annual Report—Commentary	Marshall Short-Term Income Fund

Fund Manager:	Richard M. Rokus, CFA
Investment Experience:	12 years

Analyst:	Blane D. Dexheimer, CFA

The Fund returned 2.75% for the fiscal year ended August 31, 2004 versus 2.46% and 2.55% for the Merrill Lynch 1-3 Year Government/Corporate Index and the Lipper Short-Term Investment Grade Debt Fund Index, respectively.

During the first half of the year, investors gained confidence as leading indicators pointed to an expanding global economy. During this time, corporate bonds performed well as yields fell relative to Treasury securities. Mortgages also posted strong returns as the wave of refinancing activity declined with higher interest rates. Later in the year, the bond market was hit with the worst performing quarter since 1980. Investors, faced with a prospect for continued economic expansion and strong employment growth, began to speculate that the Federal Reserve would begin a policy of raising rates in an attempt to keep inflation under control. The yield on the 10-year Treasury, which began the fiscal year at 4.4%, increased to 4.9% by the end of June 2004. During the last two months of the period, however, yields receded as unemployment reports failed to meet expectations leading investors to question the depth and sustainability of the economic expansion.

Throughout the year, the Fund maintained a slight overweight in the Corporate Bonds and asset-backed securities sectors which provided positive relative returns for the Fund. Also additive to performance was the Fund’s healthy allocation to BBB rated bonds, which performed extremely well during the first half of the period. The Fund’s underweight to the Mortgage sector detracted from overall performance as Mortgages posted solid absolute returns throughout the entire period.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	ML13	LSTIDI
1-year	2.75%	2.46%	2.55%
3-year	3.25%	4.13%	3.11%
5-year	4.84%	5.60%	4.85%
10-year	5.25%	5.93%	5.30%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	ML13	LSTIDI
1-year (NAV)	2.51%	2.46%	2.55%
1-year (Offer)	0.47%
3-year (NAV)	3.01%	4.13%	3.11%
3-year (Offer)	2.34%
Since Inception (10/31/00)
NAV	4.46%	5.45%	4.56%
Offer	3.91%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Performance based on offering price (“offer”) reflects the 2.00% sales charge. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Asset-Backed Securities	13.4%
Collateralized Mortgage Obligations	19.0%
Corporate Bonds	50.9%
Government Agencies	8.2%
Mortgage Backed Securities	1.8%
Other Assets and Liabilities	6.7%

Total	100.0%

Annual Report—Commentary	Marshall Government Money Market Fund

Fund Manager:	Richard M. Rokus, CFA
Investment Experience:	12 years

Analyst:	Blane D. Dexheimer, CFA

The Fund launched to investors on May 17, 2004 and returned 0.23% since inception. Money market rates remained flat for most of the year ended August 31, 2004 as the Federal Reserve maintained the overnight discount rate at historical low levels. During the first half of the year, economic indicators pointed to improving global economic health and markets performed well. In addition, job growth exceeded expectations further fueling strong returns. The Federal Reserve, which had remained quiet for the majority of the year, began increasing interest rates in an effort to suppress inflation. The Fed raised the overnight discount rate by 0.25% at the June 30 meeting and again at the August 10 meeting. Money market rates responded accordingly and began to rise for the first time since late 2000.

The Fund maintained investments across the short government yield curve. To maintain adequate liquidity, the Fund utilized repurchase agreements as an alternative to other cash vehicles. The Fund capitalized on short-term floating rate Agency notes, as these securities tended to offer a yield advantage in a rising rate environment. Additionally, one-year Agency securities were utilized to extend the Fund’s average maturity and take advantage of higher yields.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y)*

As of 8/31/04

	Fund	INGMMI	LUSGMMFI
Since Inception (5/17/04)	0.23%	0.15%	0.16%

Average Annual

Total Returns (Class I)*

As of 8/31/04

	Fund	INGMMI	LUSGMMFI
Since Inception (5/28/04)	0.28%	0.13%	0.15%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Government Agencies	49.4%
Repurchase Agreements	50.6%
Total	100.0%

Annual Report—Commentary	Marshall Money Market Fund

Fund Manager:	Richard M. Rokus, CFA
Investment Experience:	12 years

Analyst:	Blane D. Dexheimer, CFA

The Fund yielded 0.76% for the fiscal year ended August 31, 2004 versus 0.54% and 0.55% for the Lipper Money Market Funds Index and the iMoney Net, Inc. Money Fund Report Averages, respectively. Money market rates remained flat for the vast majority of the year as the Federal Reserve maintained the overnight discount rate at the historical low level of 1.00%. Investors gained confidence throughout the first half of the year as indicators pointed to improved economic strength. In addition, job growth numbers exceeded expectations leading investors to begin to wonder how long the Fed would remain on the sideline. It came as no surprise when the Fed raised rates 0.25% at the June 30 meeting and another 0.25% at the August 10 meeting. Money market rates responded and yields rose for the first time since 2000.

The Fund continued its strategy of concentrating on securities that offer a yield advantage and underweighting securities and sectors that were most adversely affected by the stagnant interest rate environment that existed for the majority of the year. The Fund allocated investments to corporate backed repurchase agreements rather than repurchase agreements backed by government or money market securities, allowing the Fund to enhance yield without sacrificing quality. The Fund also gained yield relative to the benchmarks by maintaining a significant position in floating rate notes as an alternative to lower yielding commercial paper. Finally, the Fund’s allocation to master notes, funding agreements and fixed rate corporate notes also contributed positively to performance. Specifically, corporate notes provided an additional yield advantage to the Fund as they offered a higher rate of return than similar maturity Agency securities, Treasury securities or bank CD’s.

For explanations of indexes and other notes, please refer to page 72.

Performance data in the graph does not reflect sales loads or fees. If reflected, the loads or fees would reduce the performance quoted.

Average Annual

Total Returns (Class Y and Class I)*

As of 8/31/04

	Fund	MFRA	LMMFI
1-year (Class Y)	0.76%	0.55%	0.54%
1-year (Class I)	1.01%	0.55%	0.54%
3-year (Class Y)	1.27%	1.01%	1.04%
3-year (Class I)	1.52%	1.01%	1.04%
5-year (Class Y)	2.98%	2.67%	2.73%
10-year (Class Y)	4.16%	3.84%	3.89%
Since Inception (4/3/00) (Class I)	2.89%	2.36%	2.40%

Average Annual

Total Returns (Class A)*

As of 8/31/04

	Fund	MFRA	LMMFI
1-year	0.46%	0.55%	0.54%
3-year	0.96%	1.01%	1.04%
5-year	2.67%	2.67%	2.73%
10-year	3.85%	3.84%	3.89%

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current to the most recent month-end performance, please call 1-800-580-3863.

Portfolio Sector Allocations**

Sector	Fund
Certificates of Deposit	5.0%
Commercial Paper	24.7%
Corporate Bonds	2.7%
Government Agencies	6.0%
Notes-Variable	47.0%
Repurchase Agreements	15.2%
Other Assets and Liabilities	(0.6)%

Total	100.0%

Expense Example (Unaudited)

For the Six Months Ended August 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2004 (3/1/04-8/31/04).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expense Example (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Advisor				Investor				Institutional
Fund	Beginning account value 3/1/04	Ending account value 8/31/04	Annualized Expense Ratio	Expenses paid during period 3/1/04- 8/31/04(1)	Beginning account value 3/1/04	Ending account value 8/31/04	Annualized Expense Ratio	Expenses paid during period 3/1/04- 8/31/04(1)	Beginning account value 3/1/04	Ending account value 8/31/04	Annualized Expense Ratio	Expenses paid during period 3/1/04- 8/31/04(1)
Equity Income
Actual	$1,000.00	$1,003.10	1.2129%	$6.11	$1,000.00	$1,003.10	1.2116%	$6.10	$—	$—	—	$—
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.2129%	6.16	1,000.00	1,018.91	1.2116%	6.15	—	—	—	—
Large Cap Growth & Income
Actual	1,000.00	958.90	1.2522%	6.17	1,000.00	958.90	1.2516%	6.16	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.2522%	6.35	1,000.00	1,018.71	1.2516%	6.35	—	—	—	—
Mid-Cap Value
Actual	1,000.00	993.70	1.2159%	6.09	1,000.00	993.70	1.2165%	6.10	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.89	1.2159%	6.17	1,000.00	1,018.88	1.2165%	6.17	—	—	—	—
Mid-Cap Growth
Actual	1,000.00	889.20	1.2437%	5.91	1,000.00	889.20	1.2418%	5.90	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.2437%	6.31	1,000.00	1,018.76	1.2418%	6.30	—	—	—	—
Small-Cap Growth
Actual	1,000.00	878.00	1.5468%	7.30	1,000.00	878.00	1.5467%	7.30	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,017.22	1.5468%	7.84	1,000.00	1,017.22	1.5467%	7.84	—	—	—	—
International Stock
Actual	1,000.00	935.40	1.4774%	7.19	1,000.00	935.40	1.4764%	7.18	1,000.00	936.80	1.2299%	5.99
Hypothetical (5% return before expenses)	1,000.00	1,017.57	1.4774%	7.49	1,000.00	1,017.58	1.4764%	7.49	1,000.00	1,018.82	1.2299%	6.24
Government Income
Actual	1,000.00	1,014.90	1.1021%	5.58	1,000.00	1,016.00	0.8715%	4.42	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,019.46	1.1021%	5.59	1,000.00	1,020.62	0.8715%	4.43	—	—	—	—
Intermediate Bond
Actual	1,000.00	1,001.90	0.9522%	4.79	1,000.00	1,003.10	0.7215%	3.63	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,020.21	0.9522%	4.84	1,000.00	1,021.37	0.7215%	3.67	—	—	—	—
Intermediate Tax-Free
Actual	—	—	—	—	1,000.00	1,001.10	0.6214%	3.13	—	—	—	—
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,021.88	0.6214%	3.16	—	—	—	—
Short-Term Income
Actual	1,000.00	1,001.60	0.7722%	3.89	1,000.00	1,002.70	0.5417%	2.73	—	—	—	—
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.7722%	3.92	1,000.00	1,022.28	0.5417%	2.75	—	—	—	—
Government Money Market(2)(3)
Actual	—	—	—	—	1,000.00	1,002.30	0.4506%	1.32	1,000.00	1,002.80	0.1990%	0.52
Hypothetical (5% return before expenses)	—	—	—	—	1,000.00	1,023.68	0.4506%	1.33	1,000.00	1,024.48	0.1990%	0.53
Money Market
Actual	1,000.00	1,002.50	0.7496%	3.77	1,000.00	1,004.00	0.4499%	2.27	1,000.00	1,005.30	0.2003%	1.01
Hypothetical (5% return before expenses)	1,000.00	1,021.23	0.7496%	3.81	1,000.00	1,022.74	0.4499%	2.29	1,000.00	1,023.99	0.2003%	1.02

(1)	Expenses are equal to the Funds’ expense ratios multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

(2)	The Investor Class commenced operations on May 17, 2004. Therefore, the multiplier is 107/366 (to reflect the period since commencement).

(3)	The Institutional Class commenced operations on May 28, 2004. Therefore, the multiplier is 96/366 (to reflect the period since commencement).

August 31, 2004

Portfolio of Investments

Equity Income Fund

Description	Shares	Value

Common Stocks — 98.9%
Consumer Discretionary — 1.9%
Automobile Manufacturers — 0.8%
General Motors Corp.	74,127	$3,062,186

Department Stores — 0.4%
May Department Stores Co.	53,325	1,306,996

Distributors — 0.3%
Genuine Parts Co.	32,000	1,213,120

Housewares & Specials — 0.2%
Newell Rubbermaid, Inc.	32,000	688,960

Retail-Components/Electronic — 0.2%
Best Buy Co., Inc.	20,000	930,400

Total Consumer Discretionary		7,201,662

Consumer Staples — 8.1%
Packaged Foods/Meats — 2.5%
ConAgra Foods, Inc.	113,500	2,973,700
Heinz (H.J.) Co.	66,600	2,524,806
Sara Lee Corp.	164,275	3,635,406

		9,133,912

Retail-Foods — 0.4%
Albertson’s, Inc. (1)	67,450	1,657,921

Tobacco — 5.2%
Altria Group, Inc.	358,339	17,540,694
Reynolds American, Inc.	13,000	981,500
UST, Inc.	16,450	659,974

		19,182,168

Total Consumer Staples		29,974,001

Energy — 6.1%
Oil & Gas-Exploration and
Production — 0.3%
Kerr-McGee Corp.	21,625	1,141,368

Oil & Gas-Integrated — 5.4%
ChevronTexaco Corp.	204,079	19,897,702

Oil & Gas-Refining/ Manufacturing — 0.4%
Kinder Morgan, Inc.	22,750	1,376,375

Total Energy		22,415,445

Financials — 39.5%
Diversified Banks — 16.8%
Bank of America Corp.	437,534	19,680,279
Comerica, Inc.	36,019	2,166,543
U.S. Bancorp	340,825	10,054,338
Wachovia Corp.	256,550	12,034,760
Wells Fargo & Co.	306,224	17,990,660

		61,926,580

Diversified Financial Services — 8.8%
Citigroup, Inc.	374,795	17,457,951
J.P. Morgan Chase & Co.	381,892	15,115,285

		32,573,236

Insurance-Life/Health — 0.7%
Lincoln National Corp.	53,525	$2,424,682

Real Estate Investment Trust — 2.0%
Equity Office Properties Trust (1)	81,983	2,341,434
Equity Residential Properties Trust	41,246	1,335,958
Plum Creek Timber Co., Inc.	41,575	1,373,638
Simon Property Group, Inc. (1)	39,522	2,211,256

		7,262,286

Regional Banks — 6.5%
AmSouth Bancorporation	103,400	2,693,570
BB&T Corp.	110,972	4,437,770
KeyCorp	98,479	3,087,317
National City Corp. (1)	113,934	4,305,566
PNC Financial Services Group	57,559	3,089,192
Regions Financial Corp.	49,464	1,597,193
SunTrust Banks, Inc.	51,800	3,527,580
Synovus Financial Corp.	48,410	1,229,614

		23,967,802

Thrifts & Mortgage Financials — 4.7%
Fannie Mae	172,230	12,822,524
Washington Mutual Bank FA	119,325	4,633,390

		17,455,914

Total Financials		145,610,500

Healthcare — 7.2%
Healthcare Equipment — 0.2%
PerkinElmer, Inc.	36,000	629,280

Pharmaceuticals — 7.0%
Merck & Co., Inc.	389,944	17,535,782
Bristol-Myers Squibb Co. (1)	354,975	8,423,557

		25,959,339

Total Healthcare		26,588,619

Industrials — 0.6%
Commercial Printing — 0.4%
Donnelley (R.R.) & Sons Co.	41,085	1,262,542

Services-Diversified/Commercial — 0.2%
Deluxe Corp.	20,000	854,400

Total Industrials		2,116,942

Information Technology — 6.2%
Application Software — 0.6%
AutoDesk, Inc.	45,685	2,028,871

Communications Equipment — 1.0%
Harris Corp.	19,375	933,100
Motorola, Inc.	80,000	1,292,000
Qualcomm, Inc.	42,676	1,623,822

		3,848,922

Computer Hardware — 1.2%
Hewlett-Packard Co.	48,717	871,547
IBM Corp.	40,000	3,387,600

		4,259,147

Semiconductors — 1.2%
Intel Corp.	150,250	3,198,822
Texas Instruments, Inc.	64,475	1,259,842

		4,458,664

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Equity Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Services-Data Processing — 0.2%
Global Payments, Inc.	20,590	$913,372

System Software — 2.0%
Microsoft Corp.	268,482	7,329,559

Total Information Technology		22,838,535

Materials — 4.8%
Chemicals-Diversified — 4.8%
Dow Chemical Co.	188,730	8,079,531
Du Pont (E.I.) de Nemours & Co.	174,900	7,391,274
Eastman Chemical Co.	7,950	369,914
PPG Industries, Inc.	28,404	1,697,707

Total Materials		17,538,426

Telecommunications — 12.3%
Integrated Telecommunication Services — 12.3%
BellSouth Corp.	329,000	8,804,040
SBC Communications, Inc.	537,385	13,859,159
Sprint Corp.	250,795	4,935,646
Verizon Communications	453,663	17,806,273

Total Telecommunications		45,405,118

Utilities — 12.2%
Electric Utilities — 8.4%
Ameren Corp.	33,251	1,555,814
American Electric Power Co., Inc. (1)	81,174	2,656,825
CenterPoint Energy, Inc.	132,092	1,445,086
Consolidated Edison Co.	46,227	1,950,779
DTE Energy Co.	28,000	1,156,960
Edison International	52,435	1,409,453
Entergy Corp.	43,000	2,592,900
Exelon Corp.	123,824	4,562,914
FirstEnergy Corp.	66,918	2,692,780
FPL Group, Inc.	37,736	2,611,331
PPL Corp.	37,350	1,786,451
Progress Energy, Inc.	44,500	1,953,105
Southern Co. (1)	149,707	4,543,607

		30,918,005

Gas Utilities — 0.2%
KeySpan Corp.	17,125	652,463

Multi-Utilities — 3.6%
Constellation Energy Group	30,900	1,269,990
Dominion Resources, Inc.	66,448	4,311,811
Duke Energy Corp.	185,853	4,114,785
Public Service Enterprises Group, Inc.	46,519	1,969,614
Sempra Energy (1)	45,972	1,661,888

		13,328,088

Total Utilities		44,898,556

Total Common Stocks (identified cost $313,079,802)		364,587,804

Description	Shares or Principal Amount	Value

Purchased Call Option — 0.0%
Motorola, Inc., 10/16/2004, (identified cost $12,300) (2)	150	$7,500

Purchased Put Option — 0.0%
Apache Corp., 9/18/2004, (identified cost $12,300) (2)	300	2,250

Collateral Pool Investment for Securities on Loan — 3.1% (See Note 2 of the Financial Statements) (identified cost $11,643,085)		11,643,085

Repurchase Agreement — 1.2%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $4,328,173 on 9/1/2004, collateralized by a U.S. Government Agency Obligation maturing 7/15/2008 (at amortized cost)	$4,327,987	4,327,987

Total Investments — 103.2% (identified cost $ 329,075,474)		380,568,626

Other Net Assets and Liabilities — (3.2)%		(11,959,697)

Total Net Assets — 100.0%		$368,608,929

Large-Cap Growth & Income Fund

Description	Shares	Value

Common Stocks — 99.6%
Consumer Discretionary — 10.9%
Broadcasting & Cable — 0.8%
Comcast Corp., Class A (2)	72,449	$2,040,888

Department Stores — 0.7%
Penney (J.C.) Co., Inc.	48,997	1,877,565

General Merchandise — 0.8%
Target Corp.	47,379	2,112,156

Hotel, Resort & Cruise — 1.3%
Carnival Corp.	36,639	1,677,700
Starwood Hotels & Resorts Worldwide, Inc. (1)	40,313	1,781,835

		3,459,535

Motorcycle Manufacturing — 0.7%
Harley-Davidson, Inc.	28,545	1,741,816

Movies & Entertainment — 2.3%
Time Warner, Inc. (2)	147,755	2,415,794
Viacom, Inc., Class B	58,271	1,941,007
Walt Disney Co.	80,206	1,800,625

		6,157,426

Publishing — 1.1%
New York Times Co., Class A	41,788	1,697,429
Tribune Co.	31,320	1,307,610

		3,005,039

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Large-Cap Growth & Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Restaurants — 0.8%
McDonald’s Corp.	77,247	$2,087,214

Retail-Home Improvement — 1.7%
Home Depot, Inc.	77,315	2,826,636
Lowe’s Cos., Inc. (1)	36,872	1,832,538

		4,659,174

Retail-Internet — 0.7%
eBay, Inc. (1)(2)	20,441	1,768,964

Total Consumer Discretionary		28,909,777

Consumer Staples — 10.3%
Food Distributors — 0.6%
Sysco Corp.	47,666	1,531,985

Household Products — 1.1%
Procter & Gamble Co.	52,227	2,923,145

Hypermarkets & Supercenters — 2.8%
Costco Wholesale Corp.	39,304	1,618,146
Wal-Mart Stores, Inc.	109,503	5,767,523

		7,385,669

Packaged Foods/Meats — 1.3%
Heinz (H.J.) Co.	44,878	1,701,325
Sara Lee Corp.	80,014	1,770,710

		3,472,035

Personal Products — 0.7%
Gillette Co. (1)	41,388	1,758,990

Retail Drugs — 0.7%
Walgreen Co.	52,132	1,900,211

Soft Drinks — 1.7%
Coca-Cola Co.	54,914	2,455,205
PepsiCo, Inc.	42,409	2,120,450

		4,575,655

Tobacco — 1.4%
Altria Group, Inc.	75,658	3,703,459

Total Consumer Staples		27,251,149

Energy — 7.7%
Oil & Gas-Equipment and Services — 0.8%
Halliburton Co.	72,660	2,119,492

Oil & Gas-Exploration and Production — 2.5%
Anadarko Petroleum Corp.	29,127	1,724,901
Burlington Resources, Inc.	46,427	1,682,050
Devon Energy Corp.	24,897	1,613,575
Unocal Corp.	42,073	1,571,006

		6,591,532

Oil & Gas-Integrated — 4.4%
ChevronTexaco Corp.	22,218	2,166,255
ConocoPhillips	23,822	$1,773,071
Exxon Mobil Corp.	132,649	6,115,119
Marathon Oil Corp.	47,009	1,705,016

		11,759,461

Total Energy		20,470,485

Financials — 20.2%
Asset Management — 0.6%
State Street Corp.	33,373	1,506,457

Consumer Finance — 1.3%
American Express Co. (1)	39,038	1,952,681
MBNA Corp.	66,145	1,596,740

		3,549,421

Diversified Banks — 2.7%
Bank of America Corp.	73,936	3,325,641
U.S. Bancorp	67,228	1,983,226
Wells Fargo & Co.	31,393	1,844,339

		7,153,206

Diversified Financial Services — 3.0%
Citigroup, Inc.	117,841	5,489,034
J.P. Morgan Chase & Co.	61,968	2,452,693

		7,941,727

Insurance-Life/Health — 1.2%
MetLife, Inc.	43,151	1,607,375
Prudential Financial, Inc.	34,126	1,575,939

		3,183,314

Insurance-Multi-Line — 2.3%
American International Group, Inc.	66,446	4,733,613
Hartford Financial Services Group, Inc.	24,462	1,496,096

		6,229,709

Insurance-Property & Casualty — 0.6%
Chubb Corp.	25,277	1,719,089

Investment Bank & Brokerage — 2.6%
Goldman Sachs Group, Inc.	17,812	1,596,846
Lehman Brothers Holdings, Inc.	20,738	1,532,331
Merrill Lynch & Co., Inc. (1)	35,356	1,805,631
Morgan Stanley	38,194	1,937,582

		6,872,390

REITS Warehouse — 0.9%
Prologis Trust	64,534	2,332,904

Regional Banks — 3.5%
AmSouth Bancorporation	69,475	1,809,824
Charter One Financial, Inc.	36,288	1,613,727
North Fork Bancorp, Inc. (1)	55,291	2,318,904
Regions Financial Corp.	56,689	1,830,488
Synovus Financial Corp.	65,139	1,654,531

		9,227,474

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Large-Cap Growth & Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Financials (continued)
Thrifts & Mortgage Finance — 1.5%
Federal Home Loan Mortgage Corp.	26,343	$1,768,142
Federal National Mortgage Association	31,239	2,325,744

		4,093,886

Total Financials		53,809,577

Healthcare — 12.8%
Biotechnology — 1.1%
Amgen, Inc. (2)	51,811	3,071,874

Healthcare-Distributors — 0.4%
Cardinal Health, Inc.	22,565	1,019,938

Healthcare-Equipment — 1.8%
Boston Scientific Corp. (2)	39,298	1,404,117
Medtronic, Inc.	41,625	2,070,844
Zimmer Holdings, Inc. (2)	18,910	1,348,283

		4,823,244

Healthcare-Managed Care — 1.4%
Aetna, Inc.	22,801	2,112,513
WellPoint Health Networks, Inc. (2)	15,338	1,505,885

		3,618,398

Pharmaceuticals — 8.1%
Abbott Laboratories	52,881	2,204,609
Bristol-Myers Squibb Co.	72,758	1,726,547
Johnson & Johnson	69,497	4,037,776
Lilly (Eli) & Co.	34,503	2,189,215
Merck & Co., Inc.	63,609	2,860,497
Pfizer, Inc.	199,997	6,533,902
Wyeth	53,097	1,941,757

		21,494,303

Total Healthcare		34,027,757

Industrials — 13.7%
Aerospace & Defense — 2.9%
Boeing Co.	42,258	2,206,713
General Dynamics Corp.	18,445	1,800,970
Honeywell International, Inc.	51,511	1,853,366
United Technologies Corp.	20,393	1,915,107

		7,776,156

Airfreight & Logistics — 0.9%
United Parcel Service, Inc.	32,527	2,376,097

Commercial Printing — 0.7%
Donnelley (R.R.) & Sons Co.	62,532	1,921,608

Electrical Component — 0.7%
Emerson Electric Co.	30,161	1,877,522

Industrial Conglomerates — 4.7%
3M Co.	22,674	$1,867,431
General Electric Co.	247,678	8,121,362
Tyco International Ltd. (1)	75,631	2,368,763

		12,357,556

Machinery Industrial — 2.5%
Eaton Corp.	29,577	1,784,972
Illinois Tool Works, Inc.	17,582	1,605,061
Ingersoll-Rand Co., Class A	24,994	1,624,860
Parker-Hannifin Corp.	29,563	1,607,340

		6,622,233

Railroads — 0.7%
Norfolk Southern Corp.	63,818	1,812,431

Services-Diversified Commercial — 0.6%
Cendant Corp.	73,648	1,593,006

Total Industrials		36,336,609

Information Technology — 15.7%
Communications Equipment — 3.7%
Cisco Systems, Inc. (2)	250,080	4,691,501
Motorola, Inc.	95,976	1,550,012
Qualcomm, Inc.	59,048	2,246,776
Scientific-Atlanta, Inc.	50,390	1,372,624

		9,860,913

Computer Hardware — 2.6%
Dell, Inc. (2)	79,249	2,761,035
IBM Corp.	48,138	4,076,807

		6,837,842

Computer Storage/ Peripheral — 0.3%
EMC Corp. (2)	71,352	768,461

Home Entertainment Software — 0.5%
Electronic Arts, Inc. (1)(2)	27,806	1,384,183

Semiconductors — 2.7%
Analog Devices, Inc.	35,915	1,246,969
Intel Corp.	199,965	4,257,255
Texas Instruments, Inc. (1)	84,481	1,650,759

		7,154,983

Semiconductor Equipment — 0.5%
Applied Materials, Inc. (2)	95,282	1,514,031

Services-Data Processing — 1.2%
First Data Corp.	37,988	1,604,993
Fiserv, Inc. (2)	43,521	1,513,660

		3,118,653

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Large-Cap Growth & Income Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Systems Software — 4.2%
Microsoft Corp.	329,852	$9,004,960
Oracle Corp. (1)(2)	209,178	2,085,505

		11,090,465

Total Information Technology		41,729,531

Materials — 3.3%
Chemicals-Diversified — 1.3%
Dow Chemical Co. (1)	45,114	1,931,330
Du Pont (E.I.) de Nemours & Co.	37,556	1,587,117

		3,518,447

Forest Products — 0.7%
Weyerhaeuser Co. (1)	30,724	1,920,557

Industrial Gases — 0.7%
Praxair, Inc.	41,148	1,669,786

Paper Products — 0.6%
International Paper Co.	41,173	1,647,743

Total Materials		8,756,533

Telecommunications — 3.0%
Integrated Telecommunication Services — 2.4%
BellSouth Corp.	48,489	1,297,566
SBC Communications, Inc.	87,847	2,265,574
Verizon Communications	73,022	2,866,113

		6,429,253

Wireless Telecommunications Services — 0.6%
AT&T Wireless Services, Inc. (2)	104,516	1,528,024

Total Telecommunications		7,957,277

Utilities — 2.0%
Electric Utilities — 2.0%
Exelon Corp.	52,738	1,943,395
FirstEnergy Corp. (1)	42,014	1,690,643
Xcel Energy, Inc.	99,507	1,756,298

Total Utilities		5,390,336

Total Common Stocks (identified cost $ 228,933,954)		264,639,031

Collateral Pool Investment for Securities on Loan — 7.1% (See Note 2 of the Financial Statements) (identified cost $18,873,327)		18,873,327

Description	Principal Amount	Value

Repurchase Agreement — 0.4%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $1,115,373 on 9/1/2004, collateralized by a U.S. Government Agency Obligation maturing 7/15/2008 (at amortized cost)	$1,115,325	$1,115,325

Total Investments — 107.1% (identified cost $248,922,606)		284,627,683

Other Net Assets and Liabilities — (7.1)%		(18,817,916)

Total Net Assets — 100.0%		$265,809,767

Mid-Cap Value Fund

Description	Shares	Value

Common Stocks — 92.5%
Consumer Discretionary — 8.5%
Apparel/Accessories — 3.4%
Jones Apparel Group, Inc.	225,000	$8,030,250
Liz Claiborne, Inc.	204,300	7,777,701

		15,807,951

Auto Parts & Equipment — 0.4%
Johnson Controls, Inc.	37,630	2,118,569

Household Appliances — 1.6%
Snap-On Tools Corp.	231,500	7,354,755

Leisure Products — 1.8%
Brunswick Corp.	215,000	8,451,650

Specialty Stores — 1.3%
Pier 1 Imports, Inc.	355,000	6,159,250

Total Consumer Discretionary		39,892,175

Consumer Staples — 6.5%
Packaged Foods/Meats — 1.4%
Smithfield Foods, Inc. (1)(2)	257,500	6,617,750

Retail-Drugs — 1.8%
CVS Corp.	210,100	8,404,000

Retail-Food — 1.8%
Kroger Co.	236,960	3,916,949
SUPERVALU, Inc.	177,400	4,676,264

		8,593,213

Soft Drinks — 1.5%
Coca-Cola Enterprises, Inc.	332,300	6,861,995

Total Consumer Staples		30,476,958

Energy — 6.3%
Oil & Gas-Drilling — 2.7%
ENSCO International, Inc.	80,000	2,332,800
Noble Corp. (2)	260,200	10,465,244

		12,798,044

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Energy (continued)
Oil & Gas-Exploration and Production — 3.6%
Burlington Resources, Inc.	244,000	$8,840,120
Noble Energy, Inc.	158,520	8,160,610

		17,000,730

Total Energy		29,798,774

Financials — 13.6%
Consumer Finance — 1.0%
Moneygram International, Inc.	287,700	4,804,590

Insurance-Life/Health — 3.2%
Jefferson-Pilot Corp.	113,300	5,427,070
Protective Life Corp.	247,500	9,684,675

		15,111,745

Insurance-Property/Casualty — 3.5%
Ace Ltd.	207,500	7,999,125
SAFECO Corp. (1)	180,080	8,674,454

		16,673,579

Reinsurance — 2.9%
PartnerRe Ltd.	173,000	8,880,090
RenaissanceRe Holding Ltd.	95,150	4,578,618

		13,458,708

Thrifts & Mortgage Finance — 3.0%
Countrywide Financial Corp. (1)	224,808	7,991,924
MGIC Investment Corp.	91,400	6,239,878

		14,231,802

Total Financials		64,280,424

Healthcare — 7.4%
Healthcare-Distributors — 3.7%
AmerisourceBergen Corp. (1)	182,800	9,889,480
McKesson, Inc.	241,900	7,486,805

		17,376,285

Healthcare-Services — 2.0%
Apria Healthcare Group, Inc. (2)	330,000	9,319,200

Healthcare-Supplies — 1.7%
Bausch & Lomb, Inc.	123,000	8,111,850

Total Healthcare		34,807,335

Industrials — 18.3%
Aerospace & Defense — 1.4%
Northrop Grumman Corp.	127,000	6,559,550

Commercial Printing — 1.8%
Donnelley (R.R.) & Sons Co.	269,850	8,292,490

Electrical Components — 1.7%
Hubbell, Inc., Class B	184,500	7,961,175

Industrial Conglomerates — 2.0%
Allete	342,500	$9,268,050

Machinery Industrial — 1.2%
Parker-Hannifin Corp.	107,000	5,817,590

Railroads — 1.5%
CSX Corp.	226,600	7,156,028

Services-Diversified Commercials — 1.8%
Watson Wyatt & Co. Holdings (1)	345,000	8,694,000

Services-Employment — 1.9%
Manpower, Inc.	208,600	8,809,178

Services-Environmental — 1.7%
Republic Services, Inc.	289,200	8,083,140

Trade Companies & Distribution — 1.6%
Grainger (W.W.), Inc.	139,900	7,472,059

Trucking — 1.7%
Swift Transportation Co. (1)(2)	441,000	8,017,380

Total Industrials		86,130,640

Information Technology — 13.3%
Computer Storage/ Peripheral — 1.7%
Imation Corp.	235,000	8,091,050

IT Consulting & Services — 1.5%
ProQuest Co. (1)(2)	295,000	7,168,500

Office Electronics — 2.1%
IKON Office Solutions, Inc.	268,800	3,032,064
Xerox Corp. (2)	498,500	6,694,855

		9,726,919

Services-Data Processing — 6.7%
Bisys Group, Inc. (2)	635,000	9,017,000
Computer Sciences Corp. (1)(2)	138,000	6,396,300
Convergys Corp. (2)	468,000	6,505,200
SunGard Data Systems, Inc. (2)	430,100	9,892,300

		31,810,800

Systems Software — 1.3%
BMC Software, Inc. (2)	405,300	6,067,341

Total Information Technology		62,864,610

Materials — 9.3%
Construction Materials — 1.1%
Martin Marietta Materials	117,100	5,268,329

Diversified Metal/Mining — 2.1%
Arch Coal, Inc.	302,140	9,737,972

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Mid-Cap Value Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Materials (continued)
Paper Products — 1.6%
Bowater, Inc.	208,000	$7,473,440

Paper Packaging — 2.9%
Packaging Corp. of America	291,130	6,666,877
Smurfit-Stone Container Corp. (2)	392,900	6,970,046

		13,636,923

Steel — 1.6%
Nucor Corp. (1)	100,000	7,829,000

Total Materials		43,945,664

Telecommunication Services — 3.8%
Integrated Telecommunication Services — 3.8%
Alltel Corp.	160,000	8,744,000
Citizens Communications Co., Class B	710,000	8,967,300

Total Telecommunication Services		17,711,300

Utilities — 5.5%
Electric Utilities — 4.4%
Cinergy Corp.	200,000	8,096,000
TECO Energy, Inc.	357,000	4,733,820
Xcel Energy, Inc. (1)	455,000	8,030,750

		20,860,570

Multi-Utilities — 1.1%
Constellation Energy Group	126,400	5,195,040

Total Utilities		26,055,610

Total Common Stocks (identified cost $ 373,682,956)		435,963,490

Collateral Pool Investment for Securities on Loan — 6.7% (See Note 2 of the Financial Statements) (identified cost $31,466,254)		31,466,254

Repurchase Agreement — 7.7%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $36,469,060 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2021 (at amortized cost)	$36,467,490	36,467,490

Total Investments — 106.9% (identified cost $ 441,616,700)		503,897,234

Other Net Assets and Liabilities — (6.9)%		(32,336,522)

Total Net Assets — 100.0%		$471,560,712

Mid-Cap Growth Fund

Description	Shares	Value

Common Stocks — 92.8%
Consumer Discretionary — 19.1%
Apparel & Accessories — 1.1%
Fossil, Inc. (2)	70,000	$2,009,700

Auto Parts & Equipment — 1.6%
Autoliv, Inc.	70,000	2,957,500

Entertainment — 1.1%
Activision, Inc. (2)	145,000	2,086,550

Home Furnishings — 1.8%
Tempur-Pedic International, Inc. (2)	275,000	3,344,000

Hotel/Resort/Cruise — 3.3%
Hilton Hotels Corp.	110,000	1,963,500
Marriott International, Inc., Class A	40,000	1,898,000
Royal Caribbean Cruises Ltd.(1)	60,000	2,478,000

		6,339,500

Restaurants — 1.9%
Applebee’s International, Inc.	75,000	1,805,250
Ruby Tuesday, Inc.	70,000	1,893,500

		3,698,750

Retail-Apparel — 1.5%
Footlocker, Inc.	125,000	2,796,250

Specialty Stores — 6.8%
Bed Bath & Beyond, Inc. (2)	75,000	2,806,500
Michaels Stores, Inc. (1)	70,000	4,013,100
PetSmart, Inc.	100,000	2,806,000
Williams-Sonoma, Inc. (1)(2)	95,000	3,324,050

		12,949,650

Total Consumer Discretionary		36,181,900

Consumer Staples — 1.7%
Food Distributors — 1.7%
United Natural Foods, Inc. (2)	130,000	3,218,800

Energy — 4.6%
Oil & Gas-Exploration and Production — 3.6%
Chesapeake Energy Corp.	240,000	3,391,200
Denbury Resources, Inc. (2)	155,000	3,394,500

		6,785,700

Oil & Gas-Refining/Marketing — 1.0%
Sasol Ltd., ADR	110,000	1,896,400

Total Energy		8,682,100

Financials — 8.3%
Exchange Traded Index — 3.1%
Amex Financial Select Standard & Poor’s Depositary Receipt	200,000	5,776,000

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Financials (continued)
Insurance-Property & Casualty — 1.6%
Ambac Financial Group, Inc.	40,000	$3,020,000

Regional Bank — 1.6%
City National Corp.	45,000	2,969,100

Thrifts & Mortgage Financial — 2.0%
Doral Financial Corp.	95,000	3,863,650

Total Financials		15,628,750

Healthcare — 22.7%
Biotechnology — 6.6%
Amylin Pharmaceuticals, Inc. (1)(2)	130,000	2,572,700
Gen-Probe, Inc. (2)	65,000	2,346,500
Genzyme Corp. (2)	30,000	1,620,000
Gilead Sciences, Inc. (2)	55,000	3,802,150
OSI Pharmaceuticals, Inc. (1)(2)	35,000	2,085,650

		12,427,000

Healthcare-Distributors — 1.3%
Omnicare, Inc.	85,000	2,459,900

Healthcare-Equipment — 3.1%
Kinetic Concepts, Inc. (2)	60,000	2,986,200
Varian Medical Services, Inc.	85,000	2,817,750

		5,803,950

Healthcare-Facility — 1.4%
Select Medical Corp.	195,000	2,589,600

Healthcare-Managed Care — 1.2%
Aetna, Inc.	25,000	2,316,250

Healthcare-Services — 2.8%
Apria Healthcare Group, Inc. (2)	85,000	2,400,400
Caremark Rx, Inc. (2)	100,000	2,870,000

		5,270,400

Healthcare-Supplies — 1.6%
Edwards Lifesciences Corp. (1)(2)	85,000	3,001,350

Pharmaceuticals — 4.7%
Barr Laboratories, Inc. (2)	60,000	2,356,200
Ivax Corp. (1)	170,000	3,291,200
Medicis Pharmaceutical Corp., Class A (1)	90,000	3,295,800

		8,943,200

Total Healthcare		42,811,650

Industrials — 13.6%
Aerospace & Defense — 1.6%
Precision Castparts Corp.	55,000	3,029,950

Airfreight & Logistics — 1.8%
Expeditors International Washington, Inc.	70,000	3,414,600

Industrial Conglomerates — 1.5%
Textron, Inc.	45,000	$2,857,050

Machinery-Construction/ Farming — 1.5%
Oshkosh Truck Corp.	55,000	2,802,800

Machinery-Industrial — 1.4%
Dover Corp.	70,000	2,641,100

Railroads — 1.3%
Norfolk Southern Corp.	85,000	2,414,000

Services-Diversified/ Commercial — 2.9%
Aramark Corp., Class B	110,000	2,784,100
ChoicePoint, Inc. (2)	65,000	2,746,250

		5,530,350

Distributors — 1.6%
MCS Industrial Direct Co.	95,000	2,951,650

Total Industrials		25,641,500

Information Technology — 21.1%
Application Software — 2.8%
Amdocs Ltd. (2)	140,000	2,814,000
Cognos, Inc. (1)(2)	75,000	2,371,500

		5,185,500

Communications Equipment — 5.8%
Adtran, Inc.	105,000	2,811,900
Avocent Corp. (2)	85,000	2,423,350
Comverse Technology, Inc. (2)	165,000	2,889,150
Scientific-Atlanta, Inc.	105,000	2,860,200

		10,984,600

Electronics Equipment — 1.2%
National Instruments Corp.	90,000	2,346,300

Electronics Manufacturing Services — 1.1%
Jabil Circuit, Inc. (2)	100,000	2,063,000

Information Technology Consulting & Services — 1.5%
Cognizant Technology Solutions Corp. (2)	105,000	2,879,100

Services-Data Processing — 5.1%
Affiliated Computer Services, Inc., Class A (1)(2)	55,000	2,988,150
Checkfree Corp. (2)	120,000	3,270,000
Global Payments, Inc.	75,000	3,327,000

		9,585,150

Systems Software — 2.4%
McAfee, Inc. (2)	135,000	2,670,300
Red Hat, Inc. (1)(2)	145,000	1,777,700

		4,448,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Mid-Cap Growth Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Information Technology (continued)
Technology Distribution — 1.2%
CDW Corp.	40,000	$2,340,000

Total Information Technology		39,831,650

Utilities — 1.7%
Kinder Morgan Management LLC (2)	81,443	3,165,694

Total Common Stocks (identified cost $169,483,463)		175,162,044

U.S. Treasury Bill — 0.3% (3)
11/12/2004 (identified cost $568,348)	$570,000	568,313

Collateral Pool Investment for Securities on Loan — 8.5% (See Note 2 of the Financial Statements) (identified cost $ 16,116,950)		16,116,950

Repurchase Agreement — 5.7%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $10,834,386 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2010 (at amortized cost)	10,833,920	10,833,920

Total Investments — 107.3% (identified cost $ 197,002,681)		202,681,227

Other Net Assets and Liabilities — (7.3)%		(13,839,288)

Total Net Assets — 100.0%		$188,841,939

Small-Cap Growth Fund

Description	Shares	Value

Common Stocks — 92.2%
Consumer Discretionary — 13.4%
Apparel & Accessories — 2.4%
Fossil, Inc. (2)	50,000	$1,435,500
Kellwood Co.	50,000	1,825,000

		3,260,500

General Merchandise — 1.0%
Tuesday Morning Corp. (2)	45,000	1,398,600

Home Furnishings — 1.8%
Tempur-Pedic International, Inc. (1)(2)	200,000	2,432,000

Movies & Entertainment — 2.4%
Activision, Inc. (2)	100,000	$1,439,000
Imax Corp. (1)(2)	345,000	1,773,300

		3,212,300

Restaurants — 2.4%
Landrys Seafood Restaurants, Inc.	60,000	1,588,200
Panera Bread Co. (1)(2)	45,000	1,565,100

		3,153,300

Retail-Apparel — 1.0%
Pacific Sunwear of California (2)	70,000	1,341,200

Specialty Stores — 2.4%
Cost Plus, Inc. (2)	45,000	1,541,700
PETCO Animal Supplies, Inc. (2)	50,000	1,656,000

		3,197,700

Total Consumer Discretionary		17,995,600

Consumer Staples — 1.7%
Food Distributors — 1.7%
United Natural Foods, Inc. (2)	95,000	2,352,200

Energy — 6.3%
Oil & Gas-Exploration and Production — 6.3%
Chesapeake Energy Corp.	135,000	1,907,550
Contango Oil & Gas Co. (1)(2)	221,800	1,479,406
Denbury Resources, Inc. (2)	85,000	1,861,500
Harvest Natural Resources, Inc. (2)	170,000	2,257,600
The Exploration Co. of Delaware (1)(2)	265,000	993,750

Total Energy		8,499,806

Financials — 10.1%
Exchange Traded Fund — 2.6%
Amex Financial Select Standard & Poor’s Depositary Receipt	120,000	3,465,600

Insurance-Property & Casualty — 1.2%
Infinity Property & Casualty	60,000	1,645,200

Regional Banks — 3.8%
City National Corp.	25,000	1,649,500
Cullen Frost Bankers, Inc.	40,000	1,799,600
Southwest Bancorp. of Texas, Inc.	80,000	1,686,400

		5,135,500

Reinsurance — 1.0%
Scottish Annuity & Life Holdings Ltd.	65,000	1,380,600

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Financials (continued)
Thrifts & Mortgage Financial — 1.5%
Accredited Home Lenders Holding, Co. (1)(2)	50,000	$1,988,500

Total Financials		13,615,400

Healthcare — 24.4%
Biotechnology — 3.9%
Amylin Pharmaceuticals, Inc. (1)(2)	90,000	1,781,100
Digene Corp. (1)(2)	80,000	2,004,000
Santarus, Inc. (1)(2)	150,000	1,417,500

		5,202,600

Healthcare-Equipment — 2.6%
Animas Corp. (1)(2)	105,000	1,738,800
Cutera, Inc. (2)	150,000	1,707,000

		3,445,800

Healthcare-Facility — 2.7%
Amsurg Corp. (2)	80,000	1,787,200
Select Medical Corp.	135,000	1,792,800

		3,580,000

Healthcare-Managed Care — 1.6%
Centene Corp. (2)	55,000	2,174,700

Healthcare-Services — 8.5%
Accredo Health, Inc. (2)	55,000	1,201,750
American Healthways, Inc. (1)(2)	85,000	2,295,000
Apria Healthcare Group, Inc. (2)	60,000	1,694,400
Discovery Partners International (2)	248,790	1,044,918
Matria Healthcare, Inc. (1)(2)	50,000	1,321,000
Phase Forward, Inc. (2)	240,000	1,824,000
SFBC International, Inc. (1)(2)	80,000	2,160,000

		11,541,068

Healthcare-Supplies — 4.3%
DJ Orthopedics, Inc. (2)	80,000	1,699,200
Edwards Lifesciences Corp. (2)	60,000	2,118,600
Immucor, Inc. (2)	100,000	2,045,000

		5,862,800

Pharmaceuticals — 0.8%
Inhibitex, Inc. (2)	185,000	1,110,000

Total Healthcare		32,916,968

Industrials — 12.9%
Airfreight & Logistics — 1.6%
Pacer International, Inc. (2)	140,000	2,170,000

Building Products — 1.2%
Jacuzzi Brands, Inc. (2)	185,000	1,609,500

Distributors — 3.0%
MSC Industrial Direct Co.	65,000	2,019,550
WESCO International (2)	100,000	2,024,000

		4,043,550

Machinery-Construction/Farming — 1.5%
Oshkosh Truck Corp.	40,000	$2,038,400

Machinery-Industrial — 1.9%
Nordson Corp.	35,000	1,200,150
Joy Global, Inc.	45,000	1,363,950

		2,564,100

Services-Diversified/Commercial — 3.7%
CB Richard Ellis Services (2)	90,000	1,754,100
LECG Corp. (2)	90,000	1,431,900
Trammell Crow Co.	130,000	1,726,400

		4,912,400

Total Industrials		17,337,950

Information Technology — 21.8%
Application Software — 6.2%
Hyperion Solutions Corp. (2)	40,000	1,462,400
Kronos, Inc. (2)	45,000	1,925,100
Manhattan Associates, Inc.	75,000	1,750,500
RSA Security, Inc. (1)(2)	110,000	1,637,900
Tibco Software, Inc. (2)	245,000	1,548,400

		8,324,300

Communications Equipment — 4.5%
Acacia Research Corp. (1)(2)	230,000	667,000
Avocent Corp. (2)	60,000	1,710,600
Brocade Communications Systems, Inc. (2)	340,000	1,676,200
Polycom, Inc. (2)	105,000	2,050,650

		6,104,450

Computer Storage — 1.6%
Avid Technology, Inc. (1)(2)	50,000	2,163,500

Information Consulting Service — 1.2%
Sapient Corp. (2)	225,000	1,687,500

Semiconductors — 0.9%
Staktek Holdings, Inc. (2)	215,000	1,208,300

Services-Data Processing — 5.8%
Bisys Group, Inc. (2)	125,000	1,775,000
Global Payments, Inc.	55,000	2,439,800
Moneygram International, Inc.	90,000	1,503,000
Open Solutions	90,000	2,075,400

		7,793,200

Technology Distribution — 1.6%
Anixter International, Inc. (1)(2)	60,000	2,116,200

Total Information Technology		29,397,450

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Small-Cap Growth Fund (continued)

Description	Shares or Principal Amount	Value

Common Stocks (continued)
Utilities — 1.6%
Kinder Morgan Management LLC	55,992	$2,176,415

Total Common Stocks (identified cost $ 123,530,371)		124,291,789

U.S. Treasury — 0.3% (3)
United States Treasury Bill, 11/12/2004 (identified cost $ 388,870)	$390,000	388,845

Warrants — 0.0%
Casinos & Gaming — 0.0%
Mikohn Gaming Corp., Warrants	69,985	0

Collateral Pool Investment for Securities on Loan — 15.3%
(See Note 2 of the Financial Statements) (identified cost $ 20,647,547)		20,647,547

Repurchase Agreement — 8.5%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $11,385,954 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2008 (at amortized cost)	11,385,464	11,385,464

Total Investments — 116.3% (identified cost $ 155,952,252)		156,713,645

Other Net Assets and Liabilities — (16.3)%		(21,981,305)

Total Net Assets — 100.0%		$134,732,340

International Stock Fund

Description	Shares	Value

Common Stocks — 96.1%
Australia — 1.8%
News Corp. Ltd.	1,074,900	$8,387,414

Brazil — 3.1%
Companhia Siderurgica Nacional SA, ADR	156,500	2,422,620
Petroleo Brasileiro SA, ADR	200,600	6,168,450
Tele Norte Leste Participacoes SA, ADR	95,100	1,302,870
Unibanco Uniao de Bancos Brasileiros SA, ADR	191,600	4,387,640

		14,281,580

Canada — 2.5%
Precision Drilling Corp. (2)	135,034	6,670,680
Suncor Energy, Inc.	172,500	4,794,915

		11,465,595

China — 2.0%
China Petroleum and Chemical Corp. (Sinopec)	23,252,000	$9,089,149

Denmark — 0.5%
Vestas Wind Systems AS (1)	171,600	2,236,296

France — 2.1%
LVMH Moet-Hennessy (1)	151,500	9,747,006

Germany — 1.5%
Metro AG	98,300	4,580,059
Siemens AG	34,900	2,397,908

		6,977,967

Hong Kong — 4.4%
Esprit Holdings Ltd.	1,439,000	6,952,019
HSBC HLDGS HK	147,200	2,289,553
Sun Hung Kai Properties	510,000	4,762,188
Swire Pacific Ltd., Class A	840,000	5,958,933
Wharf Holdings Ltd.	91,000	301,063

		20,263,756

India — 1.0%
Reliance Industries Ltd., ADR	226,261	4,828,410

Indonesia — 1.5%
PT Telekomunikasi Indonesia	8,500,500	6,935,147

Japan — 30.3%
Credit Saison Co. Ltd.	287,400	9,552,807
Daiwa Securities Group, Inc.	1,741,000	11,369,270
Eisai Co. Ltd.	82,700	2,369,701
Fast Retailing Co. Ltd.	113,000	8,213,608
Fuji Television Network, Inc.	1,584	3,495,916
Keyence Corp.	11,300	2,331,031
Kurita Water Industries	164,400	2,237,054
Mitsubishi Estate Co. Ltd.	570,000	6,452,878
Mitsubishi Tokyo Financial Group, Inc.	2,027	18,333,544
NEC Electronics Corp. (1)	152,300	7,797,896
Nitori Co.	36,300	2,318,754
NTT DoCoMo, Inc.	4,409	8,237,182
Omron Corp.	213,400	4,610,201
Orix Corp.	63,000	6,496,842
SMC Corp.	55,300	5,343,210
Softbank Corp. (1)	72,700	3,145,402
Sumitomo Heavy Industries (2)	1,047,000	3,242,103
Sumitomo Realty & Development Co. Ltd.	433,000	4,785,228
Sumitomo Trust & Banking Co. Ltd.	1,439,000	8,787,657
Suzuki Motor Corp. Ltd.	200,100	3,267,852
Toyota Motor Corp.	237,800	9,415,951
Yamada Denki	235,000	8,526,813

		140,330,900

Korea, Republic of — 1.5%
Daewoo Heavy Industries & Machinery Ltd. (2)	537,750	4,201,835
Shinsegae Department Store Co.	10,440	2,741,771

		6,943,606

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund (continued)

Description	Shares	Value

Common Stocks (continued)
Netherlands — 0.5%
Koninklijke (Royal) Philips Electronics NV	96,900	$2,247,977

Russia — 2.7%
JSC Mining and Smelting Co. Norilsk Nickel, ADR	42,200	2,380,080
LUKOIL, ADR	46,000	5,428,000
Mobile Telesystems, ADR	35,100	4,540,536

		12,348,616

South Africa — 0.6%
ABSA Group Ltd.	352,600	2,932,622

Spain — 3.9%
Antena 3 de Television SA (2)	40,170	1,991,420
Banco Bilbao Vizcaya Argentaria SA (1)	194,900	2,605,002
Gamesa Corporacion Tecnologica SA	177,800	2,523,229
Gestevision Telecinco SA (2)	46,800	738,306
Sogecable SA (1)(2)	30,300	1,102,962
Telefonica SA	637,160	9,105,356

		18,066,275

Sweden — 4.1%
Atlas Copco AB, Class A (1)	132,910	4,728,493
Telefonaktiebolaget LM Ericsson	5,189,300	14,033,611

		18,762,104

Switzerland — 7.3%
Adecco SA	91,600	4,266,061
Credit Suisse Group	199,800	6,266,401
Novartis AG	171,300	7,937,164
Roche Holding AG	34,300	3,335,320
Syngenta AG	62,300	5,600,571
UBS AG	96,300	6,478,706

		33,884,223

Taiwan, Province of China — 0.7%
China Steel Corp.	3,446,550	3,241,583

Thailand — 2.1%
PTT Public Co. Ltd.	629,200	2,350,525
Siam Cement Co. Ltd.	1,278,716	7,464,533

		9,815,058

United Kingdom — 22.0%
ARM Holdings PLC	2,536,600	3,632,697
BG Group PLC	1,570,700	9,716,635
BHP Billiton PLC	294,079	2,784,189
BP PLC	749,300	6,690,689
Burberry Group PLC	530,062	3,471,321
Cairn Energy PLC (2)	239,400	6,471,956
EMI Group PLC	1,866,100	7,525,832
GlaxoSmithKline PLC	345,500	7,066,672
iSoft Group PLC	460,900	2,995,084
Kingfisher PLC	1,014,600	5,085,050
Next PLC	139,700	3,755,925
Rio Tinto PLC	117,200	2,920,164
Smith & Nephew PLC	759,000	6,858,655

Description	Shares or Principal Amount	Value

Common Stocks (continued)
United Kingdom (continued)
Standard Chartered PLC	142,100	$2,420,478
Tesco PLC	3,024,743	14,531,879
Vodafone Group PLC	4,660,499	10,638,719
WPP Group PLC	582,400	5,228,564

		101,794,509

Total Common Stocks (identified cost $420,020,215)		444,579,793

Collateral Pool Investment for Securities on Loan — 6.5% (See Note 2 of the Financial Statements) (identified cost $ 30,223,125)		30,223,125

Repurchase Agreement — 5.6%
Agreement with State Street Corp., 0.50%, dated 8/31/2004, to be repurchased at $25,861,359 on 9/1/2004, collateralized by a U.S. Treasury Bond maturing 6/15/2009 (at amortized cost)	$25,861,000	25,861,000
Total Investments — 108.2% (identified cost $ 476,104,340)		500,663,918

Other Net Assets and Liabilities — (8.2)%		(38,037,561)

Total Net Assets — 100.0%		$462,626,357

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

International Stock Fund (continued)

Industry Diversification

(Unaudited)

Industry	Market Value	% of Total Net Assets

Automobiles	$12,683,803	2.7%
Chemicals	10,428,981	2.3
Commercial Banks	51,568,981	11.1
Commercial Services & Supplies	4,266,061	0.9
Communications Equipment	14,033,611	3.0
Construction Materials	7,464,533	1.6
Diversified Financial Services	36,310,474	7.9
Diversified Telecommunication Services	9,105,356	2.0
Electrical Equipment	2,331,031	0.5
Electronic Equipment & Instruments	4,610,201	1.0
Energy Equipment & Services	12,098,680	2.6
Food & Staple Retailing	19,111,938	4.1
Healthcare Equipment & Supplies	9,853,739	2.1
Household Durables	2,247,977	0.5
Industrial Conglomerates	4,634,962	1.0
Internet Software & Service	3,145,402	0.7
Machinery	22,275,166	4.8
Media	28,470,414	6.2
Metals & Mining	13,748,636	3.0
Multiline Retail	15,054,067	3.3
Oil & Gas	45,282,319	9.8
Pharmaceuticals	20,708,857	4.5
Real Estate	16,301,357	3.5
Semiconductor Equipment & Products	11,430,593	2.5
Specialty Retail	26,011,194	5.6
Textile Apparel & Luxury	9,747,006	2.1
Wireless Telecommunication Services	31,654,454	6.8

Total Common Stocks	444,579,793	96.1
Investment for Collateral Pool for Securities on loan	30,223,125	6.5
Repurchase Agreement	25,861,000	5.6

Total Investments	500,663,918	108.2
Other Net Assets & Liabilities	(38,037,561)	(8.2)

Total Net Assets	$462,626,357	100.0%

Government Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 5.8%
Countrywide Alternative Loan Trust, Class 1A2, 3.230%, 6/25/2034 (4)(5)	$3,500,000	$3,483,498
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029 (5)	6,000,000	6,016,495
Greenwich Capital Acceptance 1995-BA1, Class A4, 7.150%, 8/10/2020 (5)	10,643,000	10,932,792

Total Asset-Backed Securities (identified cost $20,103,556)		20,432,785

Collateralized Mortgage Obligations — 13.0%
Credit Suisse First Boston Mortgage Securities Corp., 6.250%, 1/25/2032	1,112,653	1,122,921
Federal Home Loan Mortgage Corp., 1.745%, 9/25/2004, REMIC (Series T-32-A1) (4)(5)	3,709,272	3,726,383
Federal Home Loan Mortgage Corp., 5.500%, 7/15/2023, REMIC (Series 2802-VG)	3,000,000	3,054,914
Federal Home Loan Mortgage Corp., 6.250%, 9/15/2023, REMIC (Series 1666H) (5)	12,445,498	12,979,780
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2016, REMIC (Series 1702-PK) (5)	10,000,000	10,400,010
Federal National Mortgage Association, 1.865%, 9/25/2004, REMIC (Series 2001-25-FA) (4)(5)	5,782,986	5,788,026
Government National Mortgage Association, 4.500%, 11/16/2028, REMIC (Series 2003-77-TE) (5)	2,500,000	2,514,577
Salomon Brothers Mortgage Securities VII 2003-CDCA A2 FRN, 1.920%, 9/15/2004 (4)(5)	2,319,485	2,321,180
Washington Mutual 2003-AR10, 3.530%, 10/25/2033 (5)	3,500,000	3,501,629

Total Collateralized Mortgage Obligations (identified cost $42,749,624)		45,409,420

Corporate Bonds — 8.9%
American Express Credit Corp., 1.670%, 9/14/2004 (4)(5)	4,000,000	4,002,656
DaimlerChrysler North America Holding Corp. FRN, 2.386%, 9/26/2004 (4)(5)	4,000,000	4,022,072
Ford Motor Credit Co., 7.600%, 8/1/2005 (5)	5,000,000	5,216,760

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Government Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds (continued)
FPL Group, Inc. FRN, 1.886%, 9/30/2004 (4)(5)	$4,000,000	$4,006,360
General Motors Acceptance Corp. FRN, 3.630%, 11/19/2004 (4)(5)	4,000,000	4,041,380
HSB Capital I FRN, 2.510%, 10/15/2004 (4)	3,000,000	2,994,258
SLM Corp. FRN, 1.720%, 9/15/2004 (4)(5)	4,000,000	4,014,488
TXU Capital FRN, 2.950%, 10/1/2004 (4)	3,000,000	2,954,772

Total Corporate Bonds (identified cost $ 31,244,660)		31,252,746

Government Agencies — 1.1%
Federal Home Loan Mortgage Corporation — 1.1%
Federal Home Loan Mortgage Corp., 5.000%, 12/15/2014 (identified cost $ 3,880,536)	3,883,115	3,948,140

Mortgage Backed Securities — 86.1%
Federal Home Loan Mortgage Corporation — 13.3%
5.000%, 8/1/2014 (1)	6,643,529	6,806,428
5.000%, 10/1/2033 (1)	5,446,161	5,420,929
5.500%, 11/1/2018 (1)	7,820,310	8,109,144
5.500%, 12/1/2034 (6)	15,000,000	15,239,070
6.500%, 9/1/2016	635,491	675,959
6.500%, 2/1/2031	1,917,965	2,023,455
6.500%, 8/1/2031	4,077,963	4,302,624
7.000%, 11/1/2009	575,703	598,606
7.500%, 9/1/2013	238,359	258,322
7.500%, 4/1/2024	563,997	610,115
7.500%, 4/1/2027	352,985	380,520
8.000%, 8/1/2030	525,423	570,577
8.500%, 9/1/2024	290,698	320,060
9.000%, 6/1/2019	542,852	607,219
9.500%, 2/1/2025	454,909	511,716

		46,434,744

Federal National Mortgage Association — 60.8%
5.000%, 5/1/2018	4,215,933	4,305,776
5.000%, 12/1/2019 (6)	40,000,000	40,750,000
5.000%, 12/1/2034 (6)	25,000,000	24,804,700
5.500%, 10/1/2017 (1)	9,914,858	10,289,361
5.500%, 2/1/2033	2,809,262	2,863,359
5.500%, 12/1/2034 (6)	36,000,000	36,562,500
6.000%, 9/1/2013	2,537,221	2,672,844
6.000%, 10/1/2016	1,422,463	1,495,948
6.000%, 12/1/2034 (6)	60,000,000	62,156,280
6.500%, 9/1/2016	1,073,804	1,141,449
6.500%, 9/1/2016	1,699,355	1,806,407
6.500%, 8/1/2030 (1)	9,725,069	10,253,818
6.500%, 12/1/2031	678,059	714,545
7.000%, 12/1/2010 (5)	1,078,353	1,125,505
7.000%, 3/1/2029	879,076	940,715
7.000%, 7/1/2029 (5)	2,323,985	2,486,936
7.000%, 2/1/2030 (5)	1,869,695	2,000,793
7.500%, 12/1/2009 (5)	$2,139,220	$2,277,205
7.500%, 10/1/2030	563,078	605,087
8.000%, 10/1/2028 (5)	2,423,428	2,652,569
8.000%, 4/1/2030	779,116	846,702

		212,752,499

Government National Mortgage Association — 12.0%
5.000%, 6/15/2033 (1)	1,617,816	1,617,272
5.000%, 4/15/2034	3,962,889	3,956,843
5.500%, 9/15/2033 (1)	11,013,549	11,250,851
6.000%, 12/20/2033 (1)	13,313,228	13,824,165
6.500%, 12/15/2029	1,261,942	1,335,660
6.500%, 9/15/2032 (1)	5,162,374	5,457,428
7.000%, 6/15/2029	899,361	962,414
7.000%, 8/15/2031	814,193	870,843
8.500%, 6/15/2010	681,755	737,529
9.000%, 11/15/2009 (5)	1,181,835	1,267,353
9.000%, 1/15/2010	377,387	409,418
9.500%, 10/15/2024	199,213	225,207

		41,914,983

Total Mortgage Backed Securities (identified cost $295,273,127)		301,102,226

U.S. Treasury Notes — 32.4%
1.250%, 5/31/2005 (5)	20,000,000	19,918,760
1.500%, 2/28/2005 (5)	40,000,000	39,968,760
1.625%, 1/31/2005 (5)	45,000,000	45,003,555
4.250%, 8/15/2014 (1)	2,000,000	2,020,626
4.750%, 5/15/2014 (1)	6,000,000	6,298,830

Total U.S. Treasury Notes (identified cost $113,279,219)		113,210,531

Total Investments in Securities— 147.3% (identified cost $506,530,722)		515,355,848

Collateral Pool Investment for Securities on Loan — 23.1% (See Note 2 of the Financial Statements) (identified cost $80,764,675)		80,764,675

Repurchase Agreement — 1.1%
Agreement with Lehman Brothers, Inc., 1.550%, dated 8/31/2004, to be repurchased at $3,728,725 on 9/1/2004, collateralized by a U.S. Government Agency Obligation maturing 7/15/2009 (at amortized cost)	3,728,664	3,728,664

Total Investments — 171.5% (identified cost $591,024,061)		599,849,187

Other Net Assets and Liabilities — (71.5)%		(250,017,792)

Total Net Assets — 100.0%		$349,831,395

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Intermediate Bond Fund

Description	Principal Amount	Value

Asset-Backed Securities — 4.6%
Citibank Credit Card Issuance Trust 2002-A1, Class A1, 4.950%, 2/9/2009	$6,000,000	$6,285,148
Citibank Credit Card Master Trust I 1999-7, Class A, 6.650%, 11/15/2006 (5)	5,000,000	5,052,673
Countrywide Alternative Loan Trust, Class 1A2, 3.230%, 6/25/2034	5,000,000	4,976,425
Countrywide Home Loans, Class CFC, 4.000%, 3/22/2011	5,000,000	4,842,355
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.810%, 11/15/2029	7,000,000	7,019,244
J.P. Morgan Commercial Mortgage Finance Corp. 1997-C5, Class A2, 7.069%, 9/15/2029	448,457	450,550
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.300%, 3/25/2029 (7)(8)	1,845,870	837,268

Total Asset-Backed Securities (identified cost $30,177,760)		29,463,663

Collateralized Mortgage Obligations — 1.3%
Criimi Mae CMBS Corp. 1998-1, Class A3, 6.306%, 6/20/2030 (7)(8)	2,785,337	2,809,963
Federal Home Loan Mortgage Corp., (Series 2802), Class VG, 5.500%, 7/15/2023	5,000,000	5,091,524
Prudential Home Mortgage Securities 1992-B, Class 2B, 6.826%, 9/28/2008 (7)(8)	167,129	167,304

Total Collateralized Mortgage Obligations (identified cost $7,878,000)		8,068,791

Corporate Bonds & Notes — 55.1%
Automotive & Related — 4.9%
DaimlerChrysler North America Holding Corp., 2.386%, 9/26/2004 (4)(5)	6,000,000	6,033,108
Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	5,000,000	5,261,210
General Motors Acceptance Corp., 6.875%, 8/28/2012 (1)	5,000,000	5,192,950
General Motors Acceptance Corp., (Series MTN), 4.375%, 12/10/2007	5,000,000	5,061,765
General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	3,000,000	3,146,313
General Motors Acceptance Corp., (Series MTN), 3.630%, 11/19/2004 (4)(5)	6,000,000	6,062,070

		30,757,416

Banks — 4.4%
Citigroup, Inc., 5.750%, 5/10/2006	$5,000,000	$5,256,305
Citigroup, Inc., Note, 3.500%, 2/1/2008 (1)	4,000,000	4,017,620
Citicorp, Sub. Note, (Series F), 6.375%, 11/15/2008	7,000,000	7,720,559
NationsBank Corp., Sub. Note, 7.800%, 9/15/2016	2,000,000	2,457,236
UBS Preferred Funding Trust, Bond, 8.622%, 10/29/2049	7,000,000	8,480,934

		27,932,654

Beverages & Foods — 3.0%
General Mills, Inc., 3.875%, 11/30/2007	5,000,000	5,067,695
Kraft Foods, Inc., Note, 5.250%, 6/1/2007	5,000,000	5,259,645
Kroger Co., 8.050%, 2/1/2010	5,000,000	5,871,040
Miller Brewing Co., Note, (Series 144A), 5.500%, 8/15/2013 (1)(7)(8)	3,000,000	3,127,971

		19,326,351

Broadcasting — 2.4%
Clear Channel Communications, Inc., Note, 4.250%, 5/15/2009	5,000,000	4,980,360
Liberty Media Corp., Note, 3.500%, 9/25/2006	5,000,000	5,003,865
Univision Communications, Inc., Sr. Note, 3.500%, 10/15/2007	5,000,000	4,978,550

		14,962,775

Broker/Dealers — 3.5%
Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011	2,000,000	2,260,468
Goldman Sachs Group, Inc., Note, (Series MTNB), 2.850%, 10/27/2006	4,000,000	3,993,192
Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006	1,000,000	1,058,111
Lehman Brothers Holdings, Inc., Note, 4.800%, 3/13/2014	2,000,000	1,968,312
Merrill Lynch & Co., Inc., Sr. Note, (Series MTNC), 3.000%, 4/30/2007	7,000,000	6,975,675
Morgan Stanley Group, Inc., Note, 3.625%, 4/1/2008	1,000,000	1,001,474
Morgan Stanley, Sub. Note, 4.750%, 4/1/2014	5,000,000	4,845,815

		22,103,047

Construction Equipment — 0.4%
CRH America, Inc., Note, 6.950%, 3/15/2012	2,000,000	2,272,654

Consumer Cyclical — 0.4%
Tyco International Group, Note, 5.800%, 8/1/2006	2,500,000	2,628,207

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Domestic & International Oil — 1.1%
Occidental Petroleum Corp., Note, 4.000%, 11/30/2007	$2,500,000	$2,542,215
Pancanadian Petroleum Ltd., Bond, 6.300%, 11/1/2011	4,000,000	4,372,080

		6,914,295

Electrical Equipment — 0.8%
General Electric Co., Note, 5.000%, 2/1/2013 (1)	5,000,000	5,152,135

Energy — 0.3%
Halliburton Co., Note, 5.500%, 10/15/2010	2,000,000	2,079,848

Financial Services — 13.5%
Allstate Financial Global, Note, (Series 144A), 7.125%, 9/26/2005 (5)(7)(8)	5,500,000	5,760,480
American Express Credit Corp., (Series B), 1.670%, 9/14/2004 (4)(5)	6,000,000	6,003,984
American General Finance Corp., Note, (Series G), 4.500%, 11/15/2007	5,000,000	5,161,450
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	2,500,000	2,611,933
Bunge Ltd., Note, 5.350%, 4/15/2014 (7)(8)	2,500,000	2,511,063
Countrywide Home Loans, Global Bond, 2.875%, 2/15/2007	5,000,000	4,963,100
Credit Suisse, London, Sub. Note, 7.900%, 5/29/2049 (7)(8)	5,000,000	5,553,905
EOP Operating LP, Unsecd. Note, 4.750%, 3/15/2014	5,000,000	4,784,440
General Electric Capital Corp., Note, 6.800%, 11/1/2005 (5)	4,000,000	4,203,524
General Electric Capital Corp., Note, (Series A), 6.500%, 12/10/2007	5,000,000	5,481,910
Household Finance Corp., 6.400%, 6/17/2008 (1)	4,000,000	4,386,744
Household Finance Corp., 7.000%, 5/15/2012	3,000,000	3,435,930
MBNA Global Capital Securities, Jr. Sub. Deb., 2.494%, 11/1/2004 (4)	3,000,000	2,841,909
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	6,000,000	6,052,104
National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	7,000,000	7,054,460
National Rural Utilities Cooperative Finance Corp., Note, 3.875%, 2/15/2008	$4,000,000	$4,033,776
SLM Corp., 5.625%, 4/10/2007	5,000,000	5,295,550
SLM Corp., Note, (Series MTNA), 1.720%, 9/15/2004 (4)(5)	5,000,000	5,018,110

		85,154,372

Household Product/Wares — 0.8%
Procter & Gamble Co., Unsub., 6.600%, 12/15/2004 (5)	5,000,000	5,071,085

Insurance — 4.3%
AIG SunAmerica Global Financial, Bond, (Series 144A), 5.850%, 8/1/2008 (7)(8)	7,000,000	7,581,560
HSB Capital I, Company Guarantee, 2.510%, 10/15/2004 (4)	4,000,000	3,992,344
MetLife, Inc., Note, 6.375%, 6/15/2034	2,000,000	2,103,600
Protective Life Corp., Unsecd. Note, 4.000%, 4/1/2011	8,000,000	7,812,368
Prudential Funding Corp., Note, 6.600%, 5/15/2008 (7)(8)	5,000,000	5,569,515

		27,059,387

Leasing — 0.3%
International Lease Finance Corp., 4.500%, 5/1/2005	2,000,000	2,071,932

Media — 2.3%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	4,000,000	4,206,044
AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	3,000,000	3,343,803
Comcast Corp., Note, 5.500%, 3/15/2011	1,000,000	1,041,058
Comcast Corp., Note, 6.750%, 1/30/2011 (1)	3,000,000	3,326,073
Cox Communications, Inc., Note, 3.875%, 10/1/2008	3,000,000	2,897,697

		14,814,675

Publishing — 0.4%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,500,000	2,647,165

Real Estate — 1.0%
Core Investments, 4.727%, 11/30/2007	6,000,000	6,262,290

REITS-Diversified — 0.7%
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	4,000,000	4,219,016

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Services-Diversified Commercials — 0.6%
Cendant Corp., Note, 6.250%, 3/15/2010	$3,500,000	$3,819,610

Short-Term Business Credit — 0.8%
CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006	5,000,000	4,988,310

Telecommunications — 5.4%
BellSouth Corp., Bond, 6.550%, 6/15/2034	2,000,000	2,100,236
British Telecommunication PLC, Note, 7.875%, 12/15/2005	5,000,000	5,332,445
British Telecommunication PLC, Note, 8.375%, 12/15/2010	5,000,000	6,031,125
International Telecom Satellite, Sr. Note, 5.250%, 11/1/2008	2,000,000	1,862,026
Sprint Capital Corp., 7.125%, 1/30/2006	5,000,000	5,301,410
Telecom Italia Capital, Company Guarantee, (Series 144A), 5.250%, 11/15/2013 (7)(8)	5,000,000	5,086,835
Verizon Global Funding, Note, 7.375%, 9/1/2012	3,000,000	3,496,842
Verizon Virginia, Inc., 4.625%, 3/15/2013	5,000,000	4,860,470

		34,071,389

Transportation — 2.3%
American Trans Air, Pass Thru Cert., 8.039%, 1/15/2016	4,312,091	4,742,128
Continental Airlines, Inc., Pass Thru Cert., 6.541%, 9/15/2008	2,085,121	1,790,434
Delta Air Lines, Inc., Equip. Trust, (Series 1993-A2), 10.500%, 4/30/2016	4,000,000	2,213,500
Systems 2001 Asset Trust, Pass Thru Cert., (Series 144A), 6.664%, 9/15/2013 (7)(8)	5,032,055	5,608,552

		14,354,614

Utilities-Electric — 0.6%
FPL Group, Inc., Unsecd. Note, 1.886%, 9/30/2004 (4)	4,000,000	4,006,360

Utilities-Natural Gas — 0.9%
TXU Capital, 2.950%, 10/1/2004 (4)	6,000,000	5,909,544

Total Corporate Bonds & Notes (identified cost $340,621,754)		348,579,131

Government Agencies — 6.9%
Federal Home Loan Bank System — 0.9%
5.430%, 11/17/2008 (1)	$5,000,000	$5,383,990

Federal National Mortgage Association — 6.0%
5.500%, 2/15/2006 (5)	10,000,000	10,452,110
5.500%, 12/1/2099 (1)	16,772,680	17,401,732
7.000%, 7/15/2005 (5)	10,000,000	10,428,230

		38,282,072

Total Government Agencies (identified cost $43,047,400)		43,666,062

Mortgage Backed Securities — 12.5%
Federal Home Loan Mortgage Corp. — 1.8%
5.500%, 9/1/2033 (1)	9,617,789	9,800,161
7.500%, 2/1/2031	1,012,241	1,089,974
7.500%, 6/1/2031	399,768	430,278

		11,320,413

Federal National Mortgage Association — 10.4%
7.000%, 12/1/2015	1,414,440	1,502,173
6.500%, 10/1/2031	2,254,820	2,376,148
5.500%, 12/1/2034 (6)	20,000,000	20,312,500
6.000%, 12/1/2034 (6)	40,000,000	41,437,520

		65,628,341

Government National Mortgage Association — 0.3%
7.000%, 3/15/2032	1,806,286	1,931,420

Total Mortgage Backed Securities (identified cost $77,719,214)		78,880,174

U.S. Treasury Securities — 15.4%
U.S. Treasury Notes — 15.4%
1.625%, 3/31/2005 (5)	30,000,000	29,981,280
3.500%, 8/15/2009	5,000,000	5,042,970
4.250%, 8/15/2014 (1)	20,000,000	20,206,260
4.750%, 5/15/2014 (1)	40,000,000	41,992,200

Total U.S. Treasury Securities (identified cost $96,673,633)		97,222,710

Total Investment In Securities — 95.8% (identified cost $596,117,761)		605,880,531

Collateral Pool Investment for Securities on Loan — 17.4% (See Note 2 of the Financial Statements) (identified cost $110,388,740)		110,388,740

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Bond Fund (continued)

Description	Principal Amount	Value

Repurchase Agreement — 13.2%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $83,659,202 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2018 (at amortized cost)	$83,655,600	$83,655,600

Total Investments — 126.4% (identified cost $790,162,101)		799,924,871

Other Net Assets and Liabilities — (26.4)%		(167,151,285)

Total Net Assets — 100.0%		$632,773,586

Intermediate Tax-Free Fund

Description/Credit Rating (9)	Principal Amount	Value

Long-Term Municipals — 98.6%
Arizona — 5.0%
Maricopa County, AZ, School District No. 214 Tolleson Unified High, GO UT, 5.100% (FSA Insurance Corp.)/ (Original Issue Yield: 5.099%), 7/1/2010 AAA/Aaa	$1,000,000	$1,125,410
Maricopa County, AZ, School District No. 28 Kyrene Elementary, (Series A), GO UT, 5.000% (MBIA Insurance Corp.)/(Original Issue Yield: 4.59%), 7/1/2013 NR/Aaa	1,885,000	2,095,027
Phoenix, AZ, Civic Improvement Corp., Water System Revenue Refunding Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.69%), 7/1/2016 AAA/Aaa	500,000	569,550
Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue Subordinate Bonds – (Series A), 5.000% (MBIA Insurance Corp.), 7/1/2015 AAA/Aaa	1,000,000	1,097,090

		4,887,077

Arkansas — 1.0%
Arkansas Development Finance Authority, Revenue Bonds, 5.000% (AMBAC INS)/ (Original Issue Yield: 5.055%), 7/1/2020 AAA/Aaa	955,000	980,957

California — 1.1%
California State, Economic Recovery Bonds (Series B), GO UT, 5.000% (Original Issue Yield: 3.02%), 7/1/2023 (Mandatory Tender 7/1/2008), AA-/Aa3	1,000,000	1,094,510

Colorado — 5.6%
El Paso County, CO, School District No. 49 Falcon, GO UT, 5.750% (FGIC State Aid Withholding)/(Original Issue Yield: 4.75%), 12/1/2013 AAA/Aaa	$1,875,000	$2,183,194
Larimer County, CO, School District No. R-1 Poudre, GO UT, 5.500% (FGIC)/(Original Issue Yield: 4.42%), 12/15/2006 AAA/Aaa	3,000,000	3,247,830

		5,431,024

Florida — 1.1%
Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.550% (Original Issue Yield: 5.75%), 11/15/2004 A/A2	1,060,000	1,068,395

Hawaii — 1.1%
Hawaii State Airport System, Refunding Revenue Bonds, 5.250% (FGIC)/(Original Issue Yield: 4.77%), 7/1/2011 AAA/Aaa	1,000,000	1,099,680

Illinois — 2.5%
Kendall, Kane, & Will Counties, IL, Community United School District No. 308, GO UT, 5.250% (Original Issue Yield: 4.38%), 10/1/2016, NR/Aaa	1,125,000	1,266,514
University of Illinois, Auxiliary Facilities System Refunding Revenue Bonds, (Series A), 5.250%, (AMBAC INS)/ (Original Issue Yield: 4.53%), 4/1/2013 AAA/Aaa	1,060,000	1,190,550

		2,457,064

Indiana — 3.8%
Indianapolis-Marion County, IN, Public Library, GO UT, 5.800%, (Original Issue Yield: 5.74%), 7/1/2012 (Prerefunded 1/1/2009), AAA/Aa2	1,425,000	1,625,084
Petersburg, IN, Pollution Control Refunding Revenue Bonds, (Indianapolis Power & Light Co.), 6.100%, (MBIA Insurance Corp.)/(Original Issue Yield: 6.099%), 1/1/2016 AAA/Aaa	2,000,000	2,026,340

		3,651,424

Iowa — 3.1%
Iowa Finance Authority, Solid Waste Disposal Revenue Bonds, (Ipsco, Inc.), 6.00%, 6/1/2027 (Mandatory Tender 6/1/2007) NR	3,000,000	3,009,420

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Long-Term Municipals (continued)
Kansas — 2.9%
Manhattan, KS, Commercial Development, Refunding Revenue Holiday Inn Sub (Series B), 11.000%, 7/1/2016 (Escrowed to Maturity), NR/#Aaa	$1,000,000	$1,649,220
Sedgwick County, KS, Unified School District, District No. 259 Wichita, 6.000%, 9/1/2008 AA/Aa3	1,000,000	1,129,830

		2,779,050

Kentucky — 3.1%
Kentucky State Property & Buildings Commission, Revenue Bonds Project No. 65, 6.000% (FSA, Inc.)/(Original Issue Yield: 5.51%), 2/1/2011 (Prerefunded 2/1/2010), AAA/#Aaa	2,565,000	2,977,195

Massachusetts — 7.1%
Commonwealth of Massachusetts, GO Ltd., Consolidated Loan (Series A), 6.000% (Original Issue Yield: 5.67%), 2/1/2014 (Prerefunded 2/1/2010), AAA/Aa2	2,500,000	2,923,300
Commonwealth of Massachusetts, GO Ltd., Consolidated Loan (Series E), 5.500%, (Original Issue Yield: 4.10%), 1/1/2014 (Prerefunded 1/1/2013), AA-/Aa2	3,500,000	3,988,145

		6,911,445

Michigan — 8.1%
Detroit, MI, City School District, (Series B) GO UT, 5.000% (FGIC Q-SBLF)/(Original Issue Yield: 4.50%), 5/1/2009 AAA/Aaa	3,300,000	3,636,303
Michigan Municipal Bond Authority, Revenue Clean Water Revolving Fund Bonds, 4.000% (Original Issue Yield: 1.67%), 10/1/2004 AAA/Aaa	2,500,000	2,505,300
Michigan State Building Authority, Refunding Revenue (Facilities Program Series I), 5.500% (Original Issue Yield: 4.25%), 10/15/2009 AA/Aa2	1,500,000	1,700,955

		7,842,558

Minnesota — 3.2%
Minneapolis/St. Paul, MN, Metropolitan Airports Commission Airport Revenue Bonds, (Series B), 5.250% (FGIC)/(Original Issue Yield: 4.07%), 1/1/2006 AAA/Aaa	$3,000,000	$3,127,050

Nevada — 2.2%
Clark County, NV, School District, GO Ltd., (Series D) Refunding Bonds, 5.250%, (FGIC)/(Original Issue Yield: 4.48%), 6/15/2014 AAA/Aaa	1,880,000	2,132,127

New Mexico — 4.0%
New Mexico State Highway Commission, Senior Subordinate Lien Tax Revenue Bonds, 6.000% (Original Issue Yield: 5.37%), 6/15/2010 (Prerefunded 6/15/2009), AA+/Aa2	3,325,000	3,830,234

New York — 6.3%
Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.80%), 6/15/2010 (Econ Defeased to Maturity), NR/A3	1,100,000	1,303,643
Oswego County, NY, GO UT, 6.700% (Original Issue Yield: 6.80%), 6/15/2011 (Econ Defeased to Maturity), NR/A3	1,100,000	1,318,922
White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B) 3.00% (Original Issue Yield: 1.45%), 1/15/2005 Aa1	1,245,000	1,252,980
White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B) 3.50% (Original Issue Yield: 2.31%), 1/15/2007 Aa1	1,365,000	1,413,034
White Plains, NY, GO UT, Public Improvement Refunding Bonds (Series B) 3.50% (Original Issue Yield: 2.66%), 1/15/2008 Aa1	820,000	848,987

		6,137,566

North Dakota — 5.3%
Fargo, ND, Health System Revenue Bonds (Meritcare) (Series A), 5.750% (FSA, Inc.)/ (Original Issue Yield: 5.30%), 6/1/2012 AAA/Aaa	2,940,000	3,343,280
North Dakota State Water Commission, Water Development and Management Program Revenue Bonds (Series A), 6.000%, (MBIA Ins.)/(Original Issue Yield: 5.39%), 8/1/2011 AAA/Aaa	1,545,000	1,777,152

		5,120,432

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount	Value

Long-Term Municipals (continued)
Ohio — 1.6%
Olentangy, OH, Local School District, (Series B), GO UT, 5.500% (FGIC)/(Original Issue Yield: 4.48%), 12/1/2016 AAA/Aaa	$1,000,000	$1,137,310
Sidney, OH, Industrial Development, Revenue Bonds (Perfection Bakeries Inc. Project), 5.400% (Fort Wayne National Corp. LOC)/(Original Issue Yield: 5.399%), 9/15/2005 NR	425,000	434,392

		1,571,702

Oregon — 1.2%
Salem-Keizer, OR, School District No. 24J, GO UT, 5.375% (FGIC School Bond Guaranty), 6/1/2014 (Prerefunded 6/1/2009), AAA/Aaa	1,000,000	1,123,070

Pennsylvania — 4.8%
Commonwealth of Pennsylvania, First Series GO UT, 6.000% (Original Issue Yield: 5.54%), 1/15/2012 (Prerefunded 1/15/2010), AAA/Aa2	4,000,000	4,672,360

Puerto Rico — 1.5%
Puerto Rico Commonwealth Highway and Transportation Authority, Subordinate Transportation Revenue Bonds, 5.000%, (CIFG-TCRS)/(Original Issue Yield: 3.61%), 7/1/2009 AAA/Aaa	1,335,000	1,478,806

South Carolina — 4.3%
South Carolina State Public Service Authority Revenue Bonds, (Series A), 5.375% (MBIA Insurance Corp.)/ (Original Issue Yield: 4.80%), 1/1/2006 AAA/Aaa	2,835,000	2,974,595
South Carolina State, State Highway GO UT Bonds, (Series B), 5.625%, (Original Issue Yield: 5.604%), 7/1/2011 (Prerefunded 7/1/2006), AAA/Aaa	1,055,000	1,151,860

		4,126,455

Tennessee — 1.4%
Putnam County, TN, Refunding GO UT, 5.250% (FGIC)/(Original Issue Yield: 4.53%), 4/1/2013 NR/Aaa	1,200,000	1,361,076

Texas — 3.5%
Dallas, TX, Waterworks & Sewer System, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 5.22%), 10/1/2014 AA+/Aa2	$1,000,000	$1,118,480
Tarrant County, TX, HFDC, Health System Revenue Bonds, 5.75% (Texas Health Resources System Series A)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.05%), 2/15/2009 AAA/Aaa	2,000,000	2,242,460

		3,360,940

Virginia — 4.2%
Loudoun County, VA, GO UT, Public Improvement Bonds (Series B), 5.750%, (State Aid Withholding)/(Original Issue Yield: 5.00%), 1/1/2011 AA+/Aaa	2,190,000	2,510,068
Suffolk, VA, Redevelopment & Housing Authority, Multi Family Housing Revenue Refunding Bonds (Windsor at Potomac Project), 4.850%, (Fannie Mae – Stanby Liq Fac)/(Original Issue Yield: 4.85%), 7/1/2031 NR/Aaa	1,500,000	1,604,100

		4,114,168

Washington — 2.3%
Port Longview, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds, 6.875% (Weyerhaeuser Co.), 10/1/2008 BBB/NR	1,000,000	1,116,710
Washington Health Care Facilities Authority, Refunding Revenue Bonds, 6.000% (AMBAC)/(Original Issue Yield: 5.20%), 10/1/2006 (Prerefunded 10/1/2005) AAA/Aaa	1,000,000	1,069,290

		2,186,000

West Virginia — 1.3%
West Virginia State Hospital Finance Authority, Hospital Revenue (Series B) (Oak Hill Hospital Inc.), 6.750% (Original Issue Yield: 6.95%), 9/1/2030, (Prerefunded 9/1/2010), AAA/Aaa	1,000,000	1,218,860

Wisconsin — 6.0%
Cedarburg, WI, School District, Refunding GO UT, (Series B), 5.375% (Financial Security Assurance, Inc.)/(Original Issue Yield: 5.00%), 3/1/2016 (Prerefunded 3/1/2011), NR/Aaa	940,000	1,069,071

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Intermediate Tax-Free Fund (continued)

Description/Credit Rating (9)	Principal Amount or Shares	Value

Long-Term Municipals (continued)
Wisconsin (continued)
Cedarburg, WI, School District, Refunding GO UT, (Series B), Refunding Bonds, 5.375%, (Financial Security Assurance, Inc.)/(Original Issue Yield: 4.93%), 3/1/2015 (Prerefunded 3/1/2011), NR/Aaa	$895,000	$1,017,892
Kenosha County, WI, Refunding GO UT, (Series A), 5.000% (FGIC)/(Original Issue Yield: 4.50%), 3/1/2013 AAA/Aaa	1,535,000	1,650,770
Wisconsin State, GO UT, (Series C), 6.000%, 5/1/2014 AA-/Aa3	1,750,000	2,043,213

		5,780,946

Total Long-Term Municipals (identified cost $89,652,968)		95,531,591

Mutual Funds — 0.2%
Federated Tax-Free Obligations Fund	29,847	29,847
Fidelity Tax Exempt Money Market	183,602	183,602

Total Mutual Funds (shares at net asset value)		213,449

Total Investments — 98.8% (identified cost $89,866,417) (10)		95,745,040

Other Net Assets and Liabilities-Net — 1.2%		1,207,410

Total Net Assets — 100.0%		$96,952,450

Short-Term Income Fund

Description	Principal Amount	Value

Asset-Backed Securities — 13.4%
BMW Vehicle Owner Trust 2003-A, Class A3, 1.94%, 2/25/2007	$1,250,000	$1,249,409
Capital Asset Research Funding 1997-A, Class A, 6.40%, 12/15/2004 (7)(8)	232,324	232,324
Capital Auto Receivables Asset Trust 2003-2, Class A3A, 1.44%, 2/15/2007	1,378,248	1,372,775
Capital Auto Receivables Asset Trust 2004-1, Class A4, 2.64%, 11/17/2008	1,000,000	989,514
CNH Equipment Trust 2003-A, Class A3B, 1.89%, 7/16/2007	1,275,000	1,272,503
DaimlerChrysler Auto Trust 2004-B, Class A3, 3.18%, 9/8/2008	1,000,000	1,009,060
Honda Auto Receivables Owner Trust 2001-3, Class A4, 3.96%, 2/19/2007	740,309	743,783
Honda Auto Receivables Owner Trust 2003-1, Class A3, 1.92%, 11/20/2006	1,250,000	1,249,690
Household Automotive Trust 2002-3, Class A3A, 2.75%, 6/18/2007	$916,052	$919,489
Household Automotive Trust 2003-1, Class A3, 1.73%, 12/17/2007	1,100,000	1,095,795
John Deere Owner Trust 2001-A, Class A3, 1.79%, 4/15/2007	1,425,000	1,419,532
Long Beach Acceptance Auto Receivables Trust 2003-A, Class A3, 2.021%, 7/15/2007	1,992,796	1,993,076
Pegasus Aviation Lease Securitization 1999-1A, Class A1, 6.30%, 3/25/2029 (7)(8)	750,654	340,489
Regional Jet Equipment Trust, Note, Series 144A, 7.771%, 9/5/2004 (7)(8)	41,081	41,050
Residential Asset Mortgage Products, Inc. 2004-RS2, Series RS2, 3.35%, 8/25/2029	1,500,000	1,489,209
USAA Auto Owner Trust 2004-2, Class A3, 3.02%, 6/16/2008	1,750,000	1,760,189
Wells Fargo Mortgage Backed Securities Trust 2004-N, Class A2, 3.599%, 8/25/2034	2,000,000	2,006,145
WFS Financial Owner Trust 2004-1, Class A4, 2.81%, 8/22/2011	1,150,000	1,142,387

Total Asset-Backed Securities (identified cost $20,742,545)		20,326,419

Collateralized Mortgage Obligations — 19.0%
Government National Mortgage Association — 2.8%
2.866%, Series 0348, Class AB, 2/16/2020	951,763	935,709
3.3126%, Series 2002-83, Class A, 4/16/2017	1,320,240	1,323,609
3.2062%, Series 2003-72, Class A, 4/16/2018 (1)	1,904,664	1,889,415

		4,148,733

Federal Home Loan Mortgage Corporation — 1.3%
3.15%, Class A3, 5/15/2010	2,000,000	2,005,728

Other Financial — 14.9%
CS First Boston Mortgage Securities Corp. 2004-C1, Class A1, 2.254%, 1/15/2037	1,824,216	1,801,067
Deutsche Mortgage Securities, Inc. 2004-2, Class A2, 3.08%, 1/25/2034	1,500,000	1,493,919
Green Tree Home Equity Loan Trust 1998-B, Class B1, 7.81%, 11/15/2029	3,000,000	3,008,248
Impac Secured Assets Common Owner Trust 2004-2, Class A3, 4.995%, 8/25/2034	1,200,000	1,202,336
J.P. Morgan Chase Commercial Mortgage Securities, Class A1, 3.053%, 1/15/2038	2,330,644	2,310,066

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Collateralized Mortgage Obligations (continued)
Other Financial (continued)
LB-UBS Commercial Mortgage Trust 2004-C1, Series A1, 2.964%, 9/17/2008	$1,504,462	$1,485,124
Morgan Stanley Capital, Inc., Class A1, 2.80%, 12/15/2041	1,567,913	1,559,893
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.065%, 2/15/2036	1,730,704	1,710,356
Wachovia Bank Commercial Mortgage Trust, Class A1, 3.291%, 12/15/2035	2,312,176	2,305,749
Washington Mutual 2003-AR5, Class A4, 3.641%, 6/25/2033	2,200,000	2,202,893
Washington Mutual 2004-AR7, Series A4, 3.96%, 7/25/2034	3,000,000	2,981,650
Washington Mutual Mortgage Securities Corp. 2001-9, Class A6, 4.816%, 10/25/2032	578,589	585,815

		22,647,116

Total Collateralized Mortgage Obligations(identified cost $28,905,962)		28,801,577

Mortgage Backed Pass-Through Securities — 1.8%
Federal Home Loan Mortgage Corporation — 0.2%
9.00%, 7/1/2014	59,724	60,088
11.00%, 8/1/2019	189,422	211,268

		271,356

Federal National Mortgage Association — 1.5%
7.00%, 12/1/2015	381,998	405,692
7.50%, 9/1/2015	427,777	455,675
8.00%, 8/1/2007	1,469	1,518
8.00%, 5/1/2008	127,237	132,100
9.00%, 7/1/2009	76,119	82,320
9.50%, 12/1/2024	90,892	102,592
9.50%, 1/1/2025	190,601	215,135
9.50%, 1/1/2025	195,757	221,222
9.50%, 1/1/2025	127,420	143,822
10.00%, 7/1/2020	137,230	155,359
10.50%, 1/1/2022	51,187	58,401
11.00%, 12/1/2015	340,632	384,303

		2,358,139

Government National Mortgage Association — 0.1%
9.00%, 12/15/2019	124,512	140,068

Total Mortgage Backed Pass-Through Securities (identified cost $2,689,693)		2,769,563

Corporate Bonds & Notes — 50.9%
Automotive & Related — 0.8%
DaimlerChrysler North America Holding Corp., 3.40%, 12/15/2004	1,200,000	1,202,656

Banks — 3.7%
Bank of New York Co., Inc., Note, 2.20%, 5/12/2006	$1,100,000	$1,091,562
J.P. Morgan Chase & Co., Note, 4.00%, 2/1/2008	1,200,000	1,220,369
Regions Financial Corp., Bank Note, 5.125%, 6/15/2007	1,500,000	1,586,650
Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006	1,600,000	1,669,914

		5,568,495

Beverages & Foods — 0.7%
General Mills, Inc., 7.468%, 10/15/2004	1,100,000	1,105,868

Broadcasting — 1.0%
Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,500,000	1,582,446

Broker/Dealers — 5.1%
Bear, Stearns and Co., Note, 7.33%, 10/28/2004	1,250,000	1,260,584
Credit Suisse First Boston USA, Inc., Note, 5.875%, 8/1/2006	1,220,000	1,289,384
Goldman Sachs Group, Inc., Note, Series MTNB, 2.85%, 10/27/2006	1,900,000	1,896,766
Merrill Lynch & Co., Inc., Sr. Note, Series MTNC, 3.00%, 4/30/2007	2,000,000	1,993,050
Morgan Stanley Group, Inc., Note, 7.75%, 6/15/2005	450,000	469,547
Morgan Stanley, Unsub., 6.10%, 4/15/2006	810,000	853,934

		7,763,265

Computer Services — 1.0%
IBM Corp., Unsecd. Note, 2.375%, 11/1/2006	1,500,000	1,491,709

Construction Equipment — 0.8%
Caterpillar Financial Services Corp., Note, Series MTNF, 2.35%, 9/15/2006	1,300,000	1,287,238

Drugs — 0.8%
Pfizer, Inc., Note, 2.50%, 3/15/2007 (1)	1,200,000	1,192,015

Electric — 3.6%
Alabama Power Co., 2.80%, 12/1/2006	1,250,000	1,247,917
CalEnergy Co., Inc., 7.63%, 10/15/2007	1,000,000	1,115,313
Dominion Resources, Inc., Note, 2.80%, 2/15/2005	1,350,000	1,352,462
FPL Group, Inc., Company Guarantee, 7.625%, 9/15/2006	1,600,000	1,748,208

		5,463,900

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Energy — 2.1%
Anadarko Petroleum Corp., 5.375%, 3/1/2007	$1,500,000	$1,581,527
Marathon Oil Corp., Note, 5.375%, 6/1/2007	1,500,000	1,580,775

		3,162,302

Entertainment — 2.0%
AOL Time Warner, Inc., Note, 6.125%, 4/15/2006	1,610,000	1,692,933
Walt Disney Co., 7.30%, 2/8/2005	1,310,000	1,339,099

		3,032,032

Financial Services — 3.4%
Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005 (7)(8)	750,000	785,520
Cendant Corp., 6.875%, 8/15/2006	1,550,000	1,662,167
MBNA Corp., 6.25%, 1/17/2007	1,290,000	1,377,711
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,275,000	1,268,358

		5,093,756

Forest Products & Paper — 0.3%
Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	490,000	518,844

Industrial Services — 2.9%
Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	1,700,000	1,846,350
FedEx Corp., Note, 2.65%, 4/1/2007	2,200,000	2,172,152
Tyco International Group, Note, 5.80%, 8/1/2006	410,000	431,026

		4,449,528

Insurance — 2.4%
HSB Capital I, Company Guarantee, 2.51%, 7/15/2027	2,430,000	2,425,349
MGIC Investment Corp., Sr. Note, 6.00%, 3/15/2007	1,100,000	1,171,736

		3,597,085

Leasing — 2.4%
General Electric Capital Corp., 5.35%, 3/30/2006	1,000,000	1,042,966
General Electric Capital Corp., Note, 5.00%, 6/15/2007	1,000,000	1,049,700
International Lease Finance Corp., Note, Series MTNP, 3.125%, 5/3/2007	1,500,000	1,495,266

		3,587,932

Media — 2.4%
Cox Communications, Inc., 7.75%, 8/15/2006	1,500,000	1,611,645
Gannett Co., Inc., Note, 4.95%, 4/1/2005	955,000	969,619
Liberty Media Corp., Note, 3.50%, 9/25/2006	$1,050,000	$1,050,812

		3,632,076

Other Financial — 1.8%
American Express Co., 3.75%, 11/20/2007	1,000,000	1,013,541
Core Investments, 4.727%, 11/30/2007	1,700,000	1,774,315

		2,787,856

Papers — 0.2%
Weyerhaeuser Co., Note, 5.50%, 3/15/2005	303,000	308,159

Personal Credit — 4.6%
American General Finance Corp., Note, Series G, 4.50%, 11/15/2007	1,100,000	1,135,519
Ford Motor Credit Co., 7.60%, 8/1/2005	780,000	813,815
Ford Motor Credit Co., Note, 6.125%, 1/9/2006	1,100,000	1,144,375
General Motors Acceptance Corp., 4.50%, 7/15/2006	2,600,000	2,655,422
Household Finance Corp., Note, 8.00%, 5/9/2005	1,200,000	1,247,814

		6,996,945

Real Estate — 4.2%
Duke Realty Corp., Note, 3.35%, 1/15/2008	1,500,000	1,485,036
ERP Operating LP, Note, 6.63%, 4/13/2015	1,400,000	1,436,385
Kimco Realty Corp., Note, Series MTN, 7.46%, 5/29/2007	1,700,000	1,897,331
Vornado Realty Trust, Bond, 5.625%, 6/15/2007	1,500,000	1,582,131

		6,400,883

Retail — 0.7%
Safeway Inc., Note, 7.25%, 9/15/2004	1,030,000	1,031,375

Short-Term Business Credit — 0.9%
CIT Group, Inc., Sr. Note, 4.125%, 2/21/2006	1,275,000	1,302,367

Telecommunications — 2.3%
British Telecommunication PLC, Note, 7.875%, 12/15/2005	570,000	607,899
France Telecommunications, Note, 8.70%, 3/1/2006	570,000	611,926
Tele-Communications, Inc., Note, 8.35%, 2/15/2005	1,350,000	1,386,152
Verizon Global Funding, Note, 6.75%, 12/1/2005 (1)	810,000	853,111

		3,459,088

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)
Utilities — 0.8%
National Rural Utilities Cooperative Finance Corp., Note, 3.00%, 2/15/2006	$1,200,000	$1,209,336

Total Corporate Bonds & Notes (identified cost $ 76,360,470)		77,227,156

Government Agencies — 8.2%
Federal Home Loan Mortgage Corporation — 3.4%
Federal Home Loan Mortgage Corp., Unsecd. Note, 4.25%, 6/15/2005 (1)	5,000,000	5,087,930

Federal National Mortgage Association — 4.8%
Federal National Mortgage Association, Note, 4.375%, 10/15/2006 (1)	2,000,000	2,070,214
Federal National Mortgage Association, Note, 5.50%, 2/15/2006 (1)	5,000,000	5,226,055

		7,296,269

Total Government Agencies (identified cost $ 12,451,785)		12,384,199

Total Investments in Securities — 93.3% (identitied cost $ 141,150,455)		141,508,914

Collateral Pool Investment for Securities on Loan — 10.3% (See Note 2 of the Financial Statements) (identified cost $15,628,664)		15,628,664

Repurchase Agreement — 6.2%
Agreement with Lehman Brothers, Inc., 1.55%, dated 8/31/2004, to be repurchased at $9,301,448 on 9/1/2004, collateralized by U.S. Government Agency Obligation with a maturity of 8/15/2005 (at amortized cost)	9,301,048	9,301,048

Total Investments — 109.8% (identified cost $ 166,080,167)		166,438,626

Other Net Assets and Liabilities — (9.8)%		(14,789,705)

Total Net Assets — 100.0%		$151,648,921

Government Money Market Fund

Description	Principal Amount	Value

Government Agencies — 49.4%
Federal Home Loan Bank — 27.5%
Federal Home Loan Bank, 1.480%, 3/21/2005	$40,000,000	$40,003,972
Federal Home Loan Bank 2.250%, 6/23/2005	1,000,000	999,207
Federal Home Loan Bank 2.350%, 7/29/2005	2,000,000	2,000,000
Federal Home Loan Bank 1.750%, 8/15/2005	4,220,000	4,199,660
Federal Home Loan Bank 3.000%, 8/15/2005	3,000,000	3,021,908

		50,224,747

Federal National Mortgage Association — 21.9%
Federal National Mortgage Association, 1.485%, 7/6/2005	40,000,000	39,989,177

Total Government Agencies		90,213,924

Repurchase Agreements — 50.6%
Agreement with Deutsche Bank Alex Brown, Inc., 1.570%, dated 9/1/2004, to be repurchased at $35,001,526 on 9/2/2004, collateralized by Corporate Bonds with various maturities to 9/1/2004	35,000,000	35,000,000
Agreement with Morgan Stanley & Co., Inc., 1.570%, dated 9/1/2004, to be repurchased at $25,001,090 on 9/2/2004, collateralized by Corporate Bonds with various maturities to 2/17/2009	25,000,000	25,000,000
Agreement with State Street Bank & Trust Co., Inc., 1.450%, dated 9/1/2004, to be repurchased at $32,331,387 on 9/2/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2005	32,330,084	32,330,084

Total Repurchase Agreements		92,330,084

Total Investments — 100.0% (at amortized cost)		182,544,008

Other Net Assets and Liabilities-Net — 0.0%		69,033

Total Net Assets — 100.0%		$182,613,041

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Money Market Fund

Description	Principal Amount	Value

Certificate of Deposit — 5.0%
Banks — 5.0%
Credit Suisse First Boston, NY, 1.610%, 10/8/2004 - 10/21/2004	$85,000,000	$85,040,530
Washington Mutual Bank, 1.710%, 12/13/2004 - 12/14/2004	100,000,000	100,000,000

Total Certificate of Deposit		185,040,530

Commercial Paper — 24.7% (11)
Asset-Backed — 12.6%
Atlantis One Funding Corp., 1.070%, 9/21/2004 (7)(8)	100,000,000	99,940,556
Crown Point Capital Co., 1.510% - 1.640%, 10/13/2004 - 11/4/2004 (7)(8)	97,235,000	97,006,010
Liquid Funding Ltd., 144A, 1.510%, 9/1/2004 (7)(8)	50,000,000	50,000,000
Scaldis Capital Ltd., 1.070%, 9/22/2004 (7)(8)	75,000,000	74,953,187
Tannehill Capital Co., 1.290% - 1.920%, 10/6/2004 - 2/22/2005 (7)(8)	50,000,000	49,736,646
World Omni Vehicle Leasing, Inc., 1.500%, 9/2/2004 (7)(8)	100,000,000	99,995,833

		471,632,232

Foreign Banks — 8.1%
Britannia Building Society, 1.660%, 11/17/2004	50,000,000	49,822,472
DePfa-Bank, 144A, 1.540%, 10/15/2004 (7)(8)	50,000,000	49,905,889
Greenwich Funding Corp., 1.330%, 9/27/2004	100,000,000	99,903,944
HBOS Treasury Services PLC, 1.720%, 12/9/2004	50,000,000	49,763,500
Spintab-Swedmortgage AB, 1.260% - 1.540%, 9/8/2004 - 10/20/2004	55,000,000	54,949,503

		304,345,308

Mortgage Banking — 2.0%
Countrywide Funding Corp., 1.570%, 9/8/2004	75,000,000	74,977,104

Short-Term Business Credit — 2.0%
CIT Group, Inc., 1.630% - 1.710%, 11/16/2004 - 11/29/2004	75,000,000	74,702,597

Total Commercial Paper		925,657,241

Corporate Bonds — 2.7%
Automotive — 0.7%
BMW US Capital LLC, 144A, 4.231%, 6/7/2005 (7)(8)	25,000,000	25,381,045

Household Product/Wares — 1.3%
Procter & Gamble Co., 144A, 1.532%, 9/2/2005 (7)(8)	$50,000,000	$50,000,000

Student Loans — 0.7% SLM Corp., 2.496%, 7/1/2005	25,000,000	25,044,133

Total Corporate Bonds		100,425,178

Government Agencies — 6.0%
Federal Home Loan Bank System — 2.0%
Federal Home Loan Bank System, 1.350%, 4/15/2005	25,000,000	25,000,000
Federal Home Loan Bank System, 1.375%, 5/2/2005	25,000,000	25,000,000
Federal Home Loan Bank System, 1.400%, 3/29/2005	25,000,000	25,000,000

		75,000,000

Federal Home Loan Mortgage Corporation — 0.7%
Federal Home Loan Mortgage Corp., 1.500%, 2/14/2005	25,000,000	25,000,000

Federal National Mortgage Association — 3.3%
Federal National Mortgage Association, 1.550%, 5/4/2005	25,000,000	25,000,000
Federal National Mortgage Association, 1.561%, 1/28/2005	75,000,000	74,989,439
Federal National Mortgage Association, 1.610%, 5/13/2005	10,000,000	10,000,000
Federal National Mortgage Association, 1.650%, 5/16/2005	15,000,000	15,000,000

		124,989,439

Total Government Agencies		224,989,439

Notes-Variable — 47.0% (2)
Automotive — 0.5%
BMW US Capital LLC, 1.669%, 9/24/2004	20,000,000	20,019,267

Banks — 1.9%
J.P. Morgan Chase & Co., (Series MTN1), 1.990%, 11/24/2004	33,000,000	33,040,468
SMM Trust, (Series 2003-H), 144A, 1.559%, 9/23/2004 (7)(8)	26,346,667	26,346,667
SMM Trust, (Series 2003-M), 144A, 1.520%, 9/15/2004 (7)(8)	11,000,000	11,000,000

		70,387,135

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Money Market Fund (continued)

Description	Principal Amount	Value

Notes-Variable (continued)
Broker/Dealers — 10.8%
Bank of America, 144A, 1.800%, 11/30/2004 (7)(8)	$100,000,000	$100,000,000
Bear Stearns Cos., Inc., 144A, 1.800%, 11/29/2004 (7)(8)	100,000,000	100,000,000
Credit Suisse First Boston USA, Inc., 1.676%, 9/3/2004	15,000,000	15,012,503
Goldman Sachs Group, Inc., 1.640%, 10/29/2004 (7)(8)	25,000,000	25,000,000
Goldman Sachs Group, Inc., 144A, 1.670%, 9/15/2004 (7)(8)	75,000,000	75,057,893
J.P. Morgan & Co., Inc., 144A, 1.501%, 9/1/2004 (7)(8)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 1.718%, 9/13/2004	20,000,000	20,000,000
Wachovia Securities LLC, Master Note, 144A, 1.670%, 8/30/2004 (7)(8)	50,000,000	50,000,000

		405,070,396

Diversified — 0.3%
Sigma Finance, Inc., 144A, 1.530%, 10/12/2004 (7)(8)	12,500,000	12,498,934

Foreign Banks — 4.4%
AB Spintab, 1.660%, 10/27/2004	23,500,000	23,503,511
DePfa-Bank PLC, (Series EXL), 1.270%, 9/15/2004 (7)(8)	50,000,000	50,000,000
HBOS Treasury Services PLC, 144A, 1.440%, 9/10/2004 (7)(8)	10,000,000	10,006,250
HBOS Treasury Services PLC, 144A, 1.750%, 11/20/2004 (7)(8)	30,000,000	30,000,000
Northern Rock PLC, 144A, 1.419%, 9/9/2004 (7)(8)	50,000,000	50,000,000

		163,509,761

Industrial Services — 2.7%
Caterpillar Financial Services Corp., 1.690%, 10/9/2004	75,000,000	75,000,000
Caterpillar Financial Services Corp., (Series MTNF), 1.770%, 11/16/2004	25,000,000	25,022,750

		100,022,750

Insurance — 12.6%
AIG SunAmerica Institutional Funding II, 1.608%, 9/14/2004	45,000,000	45,070,993
GE Life and Annuity Assurance Co., 1.690%, 10/20/2004 (7)	75,000,000	75,000,000
Jackson National Life Insurance Co., 1.597%, 9/11/2004 (7)(8)	30,000,000	30,031,733
Jackson National Life Insurance Co., 1.597%, 9/12/2004 (7)(8)	$30,000,000	$30,029,238
Jackson National Life Insurance Co., 144A, 1.670%, 11/2/2004 (7)(8)	40,000,000	40,000,000
Metropolitan Life Global Funding I, 144A, 1.840%, 11/26/2004 (7)(8)	35,000,000	35,037,088
Metropolitan Life Insurance Co., 1.350%, 9/1/2004 (7)	65,000,000	65,000,000
Monumental Global Funding II, 144A, 1.795%, 11/12/2004 (7)(8)	25,000,000	25,012,838
Monumental Life Insurance Co., 1.660%, 10/1/2004 (7)	10,000,000	10,000,000
Monumental Life Insurance Co., 1.670%, 10/1/2004 (7)	25,000,000	25,000,000
Monumental Life Insurance Co., 1.870%, 9/2/2004 (7)	40,000,000	40,000,000
Travelers Insurance Co., 1.753%, 11/1/2004 (7)	50,000,000	50,000,000

		470,181,890

Leasing — 1.7%
International Lease Finance Corp., 2.840%, 10/13/2004	65,500,000	65,802,806

Mortgage Banking — 0.7%
Countrywide Home Loans, 1.810%, 11/22/2002	25,000,000	25,000,000

Personal Credit — 5.1%
American Honda Finance Corp., (Series MTN), 144A, 1.443%, 9/8/2004 (7)(8)	30,000,000	30,024,911
American Honda Finance Corp., (Series MTN), 144A, 1.670%, 10/12/2004 (7)(8)	20,000,000	20,012,767
American Honda Finance Corp., (Series MTN), 1.791%, 11/15/2004 (7)(8)	21,000,000	21,015,877
Associates First Capital Corp., 1.670%, 9/27/2004	50,000,000	50,000,000
Toyota Motor Credit Corp., 1.625%, 11/8/2004	70,000,000	69,989,487

		191,043,042

Short-Term Business Credit — 1.6%
CIT Group, Inc., 3.180%, 10/29/2004	35,000,000	35,202,563
CIT Group, Inc., (Series MTN), 1.981%, 11/15/2004	25,000,000	25,027,534

		60,230,097

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Portfolio of Investments

Money Market Fund (continued)

Description	Principal Amount	Value

Notes-Variable (continued)
Student Loans — 1.5%
SLM Corp., 144A, 1.521%, 9/2/2004 (7)(8)	$15,000,000	$15,004,368
SLM Corp., (Series MTNA), 1.600%, 9/15/2004	40,000,000	40,043,227

		55,047,595

Telecommunications — 2.0%
Verizon Global Funding, 1.630%, 9/15/2004 (7)(8)	75,000,000	75,000,000

Utilities — 1.2%
National Rural Utilities Cooperative Finance Corp., (Series MTNC), 144A, 1.760%, 9/10/2004 (7)(8)	43,600,000	43,678,441

Total Notes-Variable		1,757,492,114

Repurchase Agreements — 15.2%
Agreement with Citigroup Global Markets, Inc., 1.613%, dated 8/31/2004, to be repurchased at $100,004,478 on 9/1/2004, collateralized by Corporate Bonds with various maturities to 5/1/2024	100,000,000	100,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 1.622%, dated 8/31/2004, to be repurchased at $100,004,506 on 9/1/2004, collateralized by Corporate Bonds with various maturities to 9/25/2037	100,000,000	100,000,000
Agreement with Lehman Brothers, Inc., 1.550%, dated 8/31/2004, to be repurchased at $60,002,583 on 9/1/2004, collateralized by Corporate Bonds with various maturities to 7/15/2019	60,000,000	60,000,000
Agreement with Morgan Stanley & Co., Inc., 1.622%, dated 8/31/2004, to be repurchased at $100,004,507 on 9/1/2004, collateralized by Corporate Bonds with various maturities to 9/30/2049	100,000,000	100,000,000
Agreement with State Street Bank and Trust Co., 1.450%, dated 8/31/2004, to be repurchased at $109,467,011 on 9/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 10/15/2005	$109,462,602	$109,462,602
Agreement with Wachovia Capital Markets, 1.630%, dated 8/31/2004, to be repurchased at $100,004,528 on 9/1/2004, collateralized by Corporate Bonds with various maturities to 6/15/2028	100,000,000	100,000,000

Total Repurchase Agreements		569,462,602

Total Investments — 100.6% (at amortized cost)		3,763,067,104

Other Net Assets and Liabilities — (0.6)%		(22,424,891)

Total Net Assets — 100.0%		$3,740,642,213

(See Notes which are an integral part of the Financial Statements)

Notes to Portfolio of Investments

Note: The categories of investments are shown as a percentage of total net assets for each Fund at August 31, 2004.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated broker-dealers.

(2)	Non-income producing.

(3)	Represents the initial deposit within a margin account used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

(4)	Current rate and next demand date shown.

(5)	Securities held as collateral for dollar roll transactions.

(6)	All or a portion of these securities are subject to dollar roll transactions.

(7)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2004, these securities amounted to:

	Amount	% of Total Net Assets

Intermediate Bond Fund	$44,614,416	7.1%
Short-Term Income Fund	1,399,383	0.9
Money Market Fund	1,774,177,237	47.4%

(8)	Denotes a restricted security which has been deemed liquid by criteria approved by the Fund’s Board of Directors.

(9)	Current credit ratings are unaudited. Please refer to the Statement of Additional Information for an explanation of the credit ratings.

(10)	Securities that are subject to alternative minimum tax represent 9.1% of Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value. (Unaudited)

(11)	Each issue shows the rate of discount at the time of purchase.

The following acronyms are used throughout this report:

ADR	—American Depositary Receipt
AMBAC	—American Municipal Bond Assurance Corporation
CFC	—Cooperative Finance Corporation
CIFG	—CDC IXIS Financial Guaranty
COL	—Collateralized
FGIC	—Financial Guaranty Insurance Corporation
FRN	—Floating Rate Note
GDR	—Global Depository Receipt
GO	—General Obligation
HFDC	—Health Facility Development Corporation
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LOC	—Letter of Credit
MTN	—Medium Term Note
PCA	—Pollution Control Authority
PLC	—Public Limited Company
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
TCRs	—Transferable Custody Receipts
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VRNs	—Variable Rate Notes

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Equity Income Fund	$331,697,029		$50,777,134	$(1,905,537)	$48,871,597
Large-Cap Growth & Income Fund	252,093,370		38,454,609	(5,920,296)	32,534,313
Mid-Cap Value Fund	441,996,851		70,457,403	(8,557,020)	61,900,383
Mid-Cap Growth Fund	198,135,358		11,151,726	(6,605,857)	4,545,869
Small-Cap Growth Fund	156,503,278		7,055,025	(6,844,658)	210,367
International Stock Fund	478,262,002		37,215,464	(14,813,548)	22,401,916
Government Income Fund	591,283,652		9,194,875	(629,340)	8,565,535
Intermediate Bond Fund	792,227,622		13,906,710	(6,209,461)	7,697,249
Intermediate Tax-Free Fund	89,864,248		5,898,050	(17,258)	5,880,792
Short-Term Income Fund	167,685,570		2,455,323	(3,702,267)	(1,246,944)
Government Money Market Fund	182,544,008	*	—	—	—
Money Market Fund	3,763,067,104	*	—	—	—

*	at amortized cost

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Statements of Assets and Liabilities

	Equity Income Fund		Large-Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund
Assets:
Investments in securities, at value	$376,240,639	(1)	$283,512,358	(1)	$467,429,744	(1)	$191,847,307	(1)	$145,328,181	(1)
Investments in repurchase agreements	4,327,987		1,115,325		36,467,490		10,833,920		11,385,464
Cash	—		—		—		—		—
Cash denominated in foreign currencies (identified cost,$ 1,089,734)	—		—		—		—		—
Income receivable	1,049,024		453,113		2,011,496		54,499		26,748
Receivable for investments sold	490,783		—		1,369,429		12,227,795		4,129,896
Receivable for capital stock sold	26,866		21,958		241,571		13,470		93,756
Receivable for daily variation margin	—		—		—		31,320		23,470
Net receivable for foreign currency exchange contracts	—		—		—		—		—
Prepaid expenses	—		—		—		—		—

Total assets	382,135,299		285,102,754		507,519,730		215,008,311		160,987,515

Liabilities:
Payable for capital stock redeemed	724,401		103,166		84,077		240,428		213,006
Payable to bank	1,202		1,825		6,028		2,741		3,856
Payable for investments purchased	—		—		3,883,708		9,592,078		5,191,166
Payable on collateral due to broker	11,643,085		18,873,327		31,466,254		16,116,950		20,647,547
Options written, at value (premium received $ 896,988)	752,500		—		—		—		—
Payable for income distribution	—		—		—		—		—
Payable for dollar roll transactions	—		—		—		—		—
Payable to affiliates (Note 5)	348,597		253,395		440,229		183,644		157,536
Payable for portfolio accounting fees (Note 6)	—		—		—		—		—
Payable for transfer and dividend disbursing agent fees (Note 6)	—		—		—		—		—
Net payable for foreign currency exchange contracts	—		—		—		—		—
Accrued expenses	56,585		61,274		78,722		30,531		42,064

Total liabilities	13,526,370		19,292,987		35,959,018		26,166,372		26,255,175

Total Net Assets	$368,608,929		$265,809,767		$471,560,712		$188,841,939		$134,732,340

Net Assets Consist of:
Paid-in-capital	$299,999,706		$250,163,373		$383,430,516		$252,402,147		$135,002,144
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	51,637,640		35,705,077		62,280,534		5,747,435		786,477
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	15,114,474		(20,594,962)		24,224,666		(69,307,643)		(1,056,281)
Undistributed net investment income (distributions in excess of net investment income)	1,857,109		536,279		1,624,996		—		—

Total Net Assets	$368,608,929		$265,809,767		$471,560,712		$188,841,939		$134,732,340

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investor Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	$14.20		$12.10		$14.24		$11.15		$12.60
Advisor Class of Shares:
Net Asset Value and Redemption Proceeds Per Share	$14.20		$12.10		$14.24		$11.15		$12.60
Offering Price Per Share	$15.07	(2)	$12.84	(2)	$15.11	(2)	$11.83	(2)	$13.37	(2)
Institutional Class of Shares:
Net Asset Value, Offering Price and Redemption Proceeds Per Share	—		—		—		—		—
Net Assets:
Investor Class of Shares	$358,353,766		$257,683,522		$463,104,528		$184,632,455		$129,875,137
Advisor Class of Shares	10,255,163		8,126,245		8,456,184		4,209,484		4,857,203
Institutional Class of Shares	—		—		—		—		—

Total Net Assets	$368,608,929		$265,809,767		$471,560,712		$188,841,939		$134,732,340

Shares Outstanding:
Investor Class of Shares	25,233,881		21,296,495		32,522,780		16,555,030		10,311,098
Advisor Class of Shares	722,127		671,584		593,849		377,437		385,625
Institutional Class of Shares	—		—		—		—		—

Total Shares Outstanding	25,956,008		21,968,079		33,116,629		16,932,467		10,696,723

Investments, at identified cost	$329,075,474		$248,922,606		$441,616,700		$197,002,681		$155,952,252

(1)	Including $11,255,924, $18,085,954, $29,853,391, $15,649,667, $19,318,886, $28,785,091, $79,413,922, $107,966,907 and $15,064,773, respectively, of securities loaned.

(2)	Computation of offering price per share 100/94.25 of net asset value.

(3)	Computation of offering price per share 100/95.25 of net asset value.

(4)	Computation of offering price per share 100/98.00 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund		Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund	Short-Term Income Fund		Government Money Market Fund	Money Market Fund
$474,802,918	(1)	$596,120,523	(1)	$716,269,271	(1)	$95,745,040	$157,137,578	(1)	$90,213,924	$3,193,604,502
25,861,000		3,728,664		83,655,600		—	9,301,048		92,330,084	569,462,602
465		—		—		—	—		—	—
1,072,208		—		—		—	—		—	—
683,231		1,597,638		6,142,096		1,113,833	1,223,095		228,259	6,254,025
4,480,761		7,939,477		—		400,000	—		—	—
84,546		254,904		170,007		—	41,947		—	286,949
—		—		—		—	—		—	—
43,770		—		—		—	—		—	—
—		—		—		—	—		—	23,182

507,028,899		609,641,206		806,236,974		97,258,873	167,703,668		182,772,267	3,769,631,260

887,275		183,628		372,262		—	50,450		—	6,447
—		27,467		16,447		—	915		—	9,438
12,456,121		17,310,486		—		—	—		—	25,130,242
30,223,125		80,764,675		110,388,740		—	15,628,664		—	—
—		—		—		—	—		—	—
—		631,684		1,051,884		258,408	294,232		85,919	2,814,977
—		160,637,544		61,248,254		—	—		—	—
508,142		235,149		360,198		38,647	52,907		43,624	1,027,943
—		—		—		—	—		4,791	—
—		—		—		—	—		5,591	—
—		—		—		—	—		—	—
327,879		19,178		25,603		9,368	27,579		19,301	—

44,402,542		259,809,811		173,463,388		306,423	16,054,747		159,226	28,989,047

$462,626,357		$349,831,395		$632,773,586		$96,952,450	$151,648,921		$182,613,041	$3,740,642,213

$531,639,238		$344,575,354		$637,316,355		$91,050,859	$159,873,367		$182,613,041	$3,741,088,233
24,566,909		8,825,126		9,762,770		5,878,623	358,459		—	—
(94,291,766)		(3,557,128)		(14,460,242)		23,492	(8,602,412)		—	(455,196)
711,976		(11,957)		154,703		(524)	19,507		—	9,176

$462,626,357		$349,831,395		$632,773,586		$96,952,450	$151,648,921		$182,613,041	$3,740,642,213

$11.00		$9.64		$9.50		$10.61	$9.21		$1.00	$1.00
$11.00		$9.64		$9.50		—	$9.21		—	$1.00
$11.67	(2)	$10.12	(3)	$9.97	(3)	—	$9.40	(4)	—	—
$11.11		—		—		—	—		$1.00	$1.00
$216,082,194		$344,252,827		$625,908,217		$96,952,450	$148,735,351		$118,400,699	$2,123,604,707
4,455,350		5,578,568		6,865,369		—	2,913,570		—	84,397,177
242,088,813		—		—		—	—		$64,212,342	1,532,640,329

$462,626,357		$349,831,395		$632,773,586		$96,952,450	$151,648,921		$182,613,041	$3,740,642,213

19,647,159		35,693,292		65,875,473		9,139,482	16,148,661		118,400,699	2,123,877,926
405,208		578,412		722,566		—	316,340		—	84,430,818
21,795,555		—		—		—	—		64,212,342	1,532,779,489

41,847,922		36,271,704		66,598,039		9,139,482	16,465,001		182,613,041	3,741,088,233

$476,104,340		$591,024,061		$790,162,101		$89,866,417	$166,080,167		$182,544,008	$3,763,067,104

Year Ended August 31, 2004

Statements of Operations

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund
Investment Income:
Interest income	$48,803 (2)	$73,782 (2)	$432,716 (2)	$241,787 (2)	$130,382 (2)
Dividend income	12,793,647	3,897,677 (4)	5,952,695	713,402 (4)	255,692

Total income	12,842,450	3,971,459	6,385,411	955,189	386,074

Expenses:
Investment adviser fee (Note 5)	2,765,597	2,054,401	2,881,390	1,801,043	1,281,914
Shareholder services fees (Note 5) —
Investor Class of Shares	901,633	665,645	942,349	589,914	308,662
Advisor Class of Shares	20,232	19,155	18,114	10,433	11,816
Administrative fees (Note 5)	362,809	272,724	377,476	239,991	128,191
Portfolio accounting fees	96,995	85,051	91,095	78,738	58,159
Transfer and dividend disbursing agent fees	174,016	183,785	213,648	130,255	133,597
Custodian fees (Note 5)	61,875	52,392	63,419	47,732	25,638
Registration fees	24,447	26,760	44,543	23,972	24,508
Auditing fees	15,637	15,636	15,636	15,637	15,636
Legal fees	13,567	3,056	3,457	3,384	3,500
Printing and postage	18,263	22,317	25,093	20,877	16,449
Directors’ fees	9,155	9,161	9,161	9,161	9,161
Insurance premiums	12,943	10,971	11,237	10,431	7,223
Distribution services fees (Note 5) —
Advisor Class of Shares	20,232	19,155	18,114	10,433	11,816
Miscellaneous	9,048	7,469	8,376	6,327	4,086

Total expenses	4,506,449	3,447,678	4,723,108	2,998,328	2,040,356

Deduct (Note 5) —
Waiver of investment adviser fee	—	—	—	—	—
Waiver of shareholder services fees —
Investor Class of Shares	—	—	—	—	—
Advisor Class of Shares	(20,232)	(19,155)	(18,114)	(10,433)	(11,816)

Total Waivers	(20,232)	(19,155)	(18,114)	(10,433)	(11,816)

Net expenses	4,486,217	3,428,523	4,704,994	2,987,895	2,028,540

Net investment income (loss)	8,356,233	542,936	1,680,417	(2,032,706)	(1,642,466)

Net Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts and Foreign Currency:
Net realized gain on investment transactions and options (identified cost basis)	29,870,501	44,876,998	27,849,871	23,446,181	18,778,875
Net realized gain (loss) on futures contract (identified cost basis)	—	(7,812)	241,300	874,523	(376,649)
Net realized loss on foreign currency contracts (identified cost basis)	—	—	—	—	—
Net change in unrealized appreciation/depreciation on investments, options, futures contracts and foreign currency translation	13,962,212	(27,034,264)	22,110,524	(29,018,748)	(14,441,239)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	43,832,713	17,834,922	50,201,695	(4,698,044)	3,960,987

Change in net assets resulting from operations	$52,188,946	$18,377,858	$51,882,112	$(6,730,750)	$2,318,521

(1)	Commenced operations on May 17, 2004.

(2)	Including income on securities loaned of $14,046, $28,780, $60,628, $70,591, $46,629, $89,849, $78,173, $136,625 and $24,125, respectively.

(3)	Net of dollar roll expense of $1,614,155 and $543,906, respectively.

(4)	Net of foreign taxes withheld of $4,709, $2,509 and $658,736, respectively.

(5)	Net of foreign taxes withheld of $366,196.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

International Stock Fund	Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund	Short-Term Income Fund	Government Money Market Fund (1)	Money Market Fund
$141,578 (2)	$19,558,396	(2)(3)	$30,123,466	(2)(3)	$4,136,750	$5,395,430 (2)	$432,613	$40,899,388
6,244,422 (4)	—		—		—	—	—	—

6,386,000	19,558,396		30,123,466		4,136,750	5,395,430	432,613	40,899,388

4,135,034	2,736,611		3,842,012		601,927	930,760	61,825	5,071,678
573,239	899,456		1,585,340		250,803	381,390	46,347	5,221,348
11,158	12,749		15,499		—	6,427	—	230,495
405,328	359,137		599,768		100,321	155,127	6,204	1,413,723
134,298	100,063		124,174		50,576	69,611	11,021	259,933
183,310	126,458		124,361		35,468	78,486	10,597	535,019
242,550	61,488		89,034		20,064	31,025	6,204	363,112
33,491	23,508		23,501		18,418	20,267	16,995	99,670
15,637	15,636		15,637		15,636	15,637	147	15,636
3,991	3,060		3,060		3,061	3,502	439	3,382
43,901	14,715		13,310		3,973	10,428	877	56,614
9,155	9,155		9,155		9,155	9,161	975	9,161
10,723	13,702		19,427		7,391	8,496	—	77,622
11,158	12,748		15,499		—	6,427	—	276,594
—	9,161		14,108		3,445	4,230	436	41,572

5,812,973	4,397,647		6,493,885		1,120,238	1,730,974	162,067	13,675,559

(70,001)	(364,881)		(384,201)		(270,867)	(527,431)	(53,895)	(1,184,885)
—	(827,499)		(1,458,512)		(230,739)	(350,878)	—	—
(11,158)	(12,749)		(15,499)		—	(6,427)	—	—

(81,159)	(1,205,129)		(1,858,212)		(501,606)	(884,736)	(53,895)	(1,184,885)

5,731,814	3,192,518		4,635,673		618,632	846,238	108,172	12,490,674

654,186	16,365,878		25,487,793		3,518,118	4,549,192	324,441	28,408,714

40,981,046 (5)	2,311,798		5,968,063		36,273	210,834	—	85,954
—	—		—		—	—	—	—
(292,121)	—		—		—	—	—	—
(16,867,097)	1,567,045		(2,327,529)		1,268,154	(628,409)	—	—

23,821,828	3,878,843		3,640,534		1,304,427	(417,575)	—	85,954

$24,476,014	$20,244,721		$29,128,327		$4,822,545	$4,131,617	$324,441	$28,494,668

Statements of Changes in Net Assets

	Equity Income Fund		Large-Cap Growth & Income Fund
	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets Operations—
Net investment income (loss)	$8,356,233	$6,729,447	$542,936	$938,913
Net realized gain (loss) on investments and options transactions	29,870,501	(7,873,644)	44,876,998	(20,885,046)
Net realized gain (loss) on futures contracts	—	(932,970)	(7,812)	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	13,962,212	19,769,533	(27,034,264)	35,361,461

Change in net assets resulting from operations	52,188,946	17,692,366	18,377,858	15,415,328

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(7,957,144)	(5,421,772)	(469,883)	(467,278)
Advisor Class of Shares	(177,982)	(74,812)	(12,444)	(9,830)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—
Advisor Class of Shares	—	—	—	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(8,135,126)	(5,496,584)	(482,327)	(477,108)

Capital Stock Transactions—
Proceeds from sale of shares	42,060,067	91,930,158	34,550,479	46,200,144
Net asset value of shares issued to shareholders in payment of distributions declared	4,151,908	2,631,432	312,105	309,467
Cost of shares redeemed	(70,888,769)	(100,397,269)	(47,583,170)	(80,737,092)

Change in net assets resulting from capital stock transactions	(24,676,794)	(5,835,679)	(12,720,586)	(34,227,481)

Change in net assets	19,377,026	6,360,103	5,174,945	(19,289,261)
Net Assets:
Beginning of period	349,231,903	342,871,800	260,634,822	279,924,083

End of period	$368,608,929	$349,231,903	$265,809,767	$260,634,822

Undistributed net investment income (accumulated net operating loss) included in net assets at end of period	$1,857,109	$1,636,002	$536,279	$475,670

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund
Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003
$1,680,417	$286,129$	$(2,032,706)	$(1,625,404)	$(1,642,466)	$(646,806)	$654,186	$2,116,355
27,849,871	9,355,246	23,446,181	(18,818,630)	18,778,875	8,187,608	40,981,046	(29,827,293)
241,300	—	874,523	633,000	(376,649)	456,095	—	—
—	276	—	—	—	(313)	(292,121)	(446,168)
22,110,524	29,687,566	(29,018,748)	66,450,576	(14,441,239)	16,812,599	(16,867,097)	52,382,865

51,882,112	39,329,217	(6,730,750)	46,639,542	2,318,521	24,809,183	24,476,014	24,225,759

(214,761)	(271,998)	—	—	—	—	(901,293)	—
(4,092)	(5,338)	—	—	—	—	(15,538)	—
—	—	—	—	—	—	(742,973)	—
(10,460,779)	—	—	—	—	—	—	—
(206,381)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(10,886,013)	(277,336)	—	—	—	—	(1,659,804)	—

180,983,806	77,122,864	34,871,554	39,221,627	64,142,279	43,934,709	240,052,273	280,914,464
10,681,712	173,365	—	—	—	—	1,227,206	—
(33,837,652)	(43,820,738)	(79,943,090)	(50,822,527)	(25,618,044)	(55,007,523)	(126,442,773)	(282,078,408)

157,827,866	33,475,491	(45,071,536)	(11,600,900)	38,524,235	(11,072,814)	114,836,706	(1,163,944)

198,823,965	72,527,372	(51,802,286)	35,038,642	40,842,756	13,736,369	137,652,916	23,061,815
272,736,747	200,209,375	240,644,225	205,605,583	93,889,584	80,153,215	324,973,441	301,911,626

$471,560,712	$272,736,747	$188,841,939	$240,644,225	$134,732,340	$93,889,584	$462,626,357	$324,973,441

$1,624,996	$172,302	$—	$—	$—	$(313)	$711,976	$868,230

Statements of Changes in Net Assets

	Government Income Fund		Intermediate Bond Fund
	Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003
Increase (Decrease) in Net Assets Operations—
Net investment income (loss)	$16,365,878	$12,591,380	$25,487,793	$27,634,860
Net realized gain (loss) on investments and options transactions	2,311,798	5,885,147	5,968,063	8,959,894
Net realized gain (loss) on futures contracts	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	—	—	—
Net change in unrealized appreciation/depreciation of investments, options, futures contracts and foreign currency translation	1,567,045	(9,465,714)	(2,327,529)	(4,490,754)

Change in net assets resulting from operations	20,244,721	9,010,813	29,128,327	32,104,000

Distributions to Shareholders—
Distributions to shareholders from net investment income
Investor Class of Shares	(17,741,574)	(13,843,750)	(27,053,287)	(29,819,215)
Advisor Class of Shares	(241,813)	(148,480)	(250,740)	(215,424)
Institutional Class of Shares	—	—	—	—
Distributions to shareholders from net realized gain on investments
Investor Class of Shares	—	—	—	—
Advisor Class of Shares	—	—	—	—
Institutional Class of Shares	—	—	—	—

Change in net assets resulting from distributions to shareholders	(17,983,387)	(13,992,230)	(27,304,027)	(30,034,639)

Capital Stock Transactions—
Proceeds from sale of shares	65,350,191	144,189,704	85,941,509	223,712,681
Net asset value of shares issued to shareholders in payment of distributions declared	11,190,302	8,584,744	15,013,754	15,770,324
Cost of shares redeemed	(115,872,240)	(142,323,850)	(105,073,105)	(242,258,348)

Change in net assets resulting from capital stock transactions	(39,331,747)	10,450,598	(4,117,842)	(2,775,343)

Change in net assets	(37,070,413)	5,469,181	(2,293,542)	(705,982)

Net Assets:
Beginning of period	386,901,808	381,432,627	635,067,128	635,773,110

End of period	$349,831,395	$386,901,808	$632,773,586	$635,067,128

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(11,957)	$40,139	$154,703	$723

(1)	Commenced operations on May 17, 2004.

(See Notes which are an integral part of the Financial Statements)

Marshall Funds

Intermediate Tax-Free Fund		Short-Term Income Fund		Government Money Market Fund	Money Market Fund
Year Ended August 31, 2004	Year Ended August 31, 2003	Year Ended August 31, 2004	Year Ended August 31, 2003	Period Ended August 31, 2004(1)	Year Ended August 31, 2004	Year Ended August 31, 2003
$3,518,118	$3,852,223	$4,549,192	$4,600,205	$324,441	$28,408,714	$35,459,931
36,273	574,723	210,834	(1,504,691)	—	85,954	(388,321)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,268,154	(1,362,224)	(628,409)	687,682	—	—	—

4,822,545	3,064,722	4,131,617	3,783,196	324,441	28,494,668	35,071,610

(3,517,412)	(3,852,260)	(5,954,090)	(5,547,018)	(177,991)	(15,807,589)	(20,782,392)
—	—	(94,197)	(56,372)	—	(416,176)	(789,875)
—	—	—	—	(146,450)	(12,166,537)	(13,896,900)
(226,477)	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

(3,743,889)	(3,852,260)	(6,048,287)	(5,603,390)	(324,441)	(28,390,302)	(35,469,167)

12,569,890	36,802,145	38,376,373	104,977,638	556,169,297	13,819,939,566	9,871,475,992
589,749	385,080	2,355,810	2,270,039	159,270	7,269,119	9,474,123
(20,002,508)	(43,375,676)	(39,674,869)	(68,062,977)	(373,715,526)	(13,371,399,228)	(9,477,630,430)

(6,842,869)	(6,188,451)	1,057,314	39,184,700	182,613,041	455,809,457	403,319,685

(5,764,213)	(6,975,989)	(859,356)	37,364,506	182,613,041	455,913,823	402,922,128
102,716,663	109,692,652	152,508,277	115,143,771	—	3,284,728,390	2,881,806,262

$96,952,450	$102,716,663	$151,648,921	$152,508,277	$182,613,041	$3,740,642,213	$3,284,728,390

$(524)	$(491)	$19,507	$24,236	—	$9,176	$(9,236)

Statement of Cash Flows

Government Income Fund
For the Year Ended August 31, 2004
Increase (Decrease) in Cash
Cash Flows from Operating Activities
Change in net assets resulting from operations	$20,244,721
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(2,192,898,753)
Paydown on investment securities	101,649,441
Realized loss on paydowns	1,606,889
Proceeds from sale of investment securities	2,073,780,666
Net sales of short term investment securities	3,126,162
Decrease in income receivable	383,147
Decrease in accrued expenses	(40,367)
Increase in income receivable for investments sold	(7,939,477)
Decrease in payable for investments purchased	(44,059,742)
Net realized gain on investments	(2,311,798)
Net amortization/accretion of premium/discount	2,688
Net unrealized appreciation on investments	(1,567,045)

NET CASH USED IN OPERATING ACTIVITIES	(48,023,468)

Cash Flows From Financing Activities:
Cash received from dollar roll transactions, net	105,059,561
Proceeds from sale of shares	65,315,064
Cash distributions paid	(6,561,982)
Payment of shares redeemed	(115,842,211)

NET CASH USED IN FINANCING ACTIVITIES	47,970,432

NET CHANGE IN CASH	(53,036)

Cash:
Beginning of period	25,569

End of period	$(27,467)

Supplemental disclosure of cash flow information. Non-cash financing not included herein consists of reinvestment of dividends and distributions of $11,190,302.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets				Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses	Net investment income (loss)		Expense waiver(2)
Equity Income Fund
2000	$16.71	0.23		(0.73)		(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%	1.55%		0.25%	$2,081	98%
2001	$14.62	0.16		0.16		0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%	1.09%		0.25%	$3,628	78%
2002(3)	$14.70	0.14		(1.99)		(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%	1.30%		0.25%	$4,360	50%
2003(3)	$12.12	0.24		0.42		0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%	2.03%		0.25%	$5,757	62%
2004(3)	$12.58	0.30		1.62		1.92	(0.30)	—	(0.30)	$14.20	15.39%	1.22%	2.30%		0.25%	$10,255	103%
Large-Cap Growth & Income Fund
2000	$17.48	0.03		2.72		2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.14%		0.25%	$3,615	71%
2001	$19.22	0.01		(4.66)		(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%	0.05%		0.25%	$4,771	63%
2002(3)	$13.75	0.01		(3.16)		(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%	0.01%		0.25%	$4,964	62%
2003(3)	$10.59	0.04		0.71		0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%	0.37%		0.25%	$6,349	73%
2004(3)	$11.32	0.02		0.78		0.80	(0.02)	—	(0.02)	$12.10	7.08%	1.25%	0.20%		0.25%	$8,126	129%
Mid-Cap Value Fund
2000	$11.40	0.09		0.79		0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	1.04%		0.25%	$1,054	94%
2001	$10.85	0.02		2.62		2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%	0.17%		0.25%	$2,288	104%
2002(3)	$12.72	0.02		(0.40)		(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%	0.13%		0.25%	$3,956	44%
2003(3)	$10.65	0.01		1.86		1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%	0.13%		0.25%	$5,428	39%
2004(3)	$12.51	0.05		2.14		2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%	1.22%	0.42%		0.25%	$8,456	33%
Mid-Cap Growth Fund
2000	$17.28	(0.16	)(4)	12.00		11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.63)%		0.25%	$2,726	108%
2001	$27.43	(0.06	)(4)	(8.67)		(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%	(0.39)%		0.25%	$3,051	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)		(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%	(0.73)%		0.25%	$2,596	167%
2003(3)	$9.31	(0.08	)(4)	2.34		2.26	—	—	—	$11.57	24.27%	1.28%	(0.79)%		0.25%	$3,663	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)		(0.42)	—	—	—	$11.15	(3.63)%	1.24%	(0.84)%		0.25%	$4,209	240%
Small-Cap Growth Fund
2000	$12.38	(0.18	)(4)	7.03		6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.02)%		0.25%	$1,771	105%
2001	$18.82	(0.08	)(4)	(4.52)		(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%	(0.70)%		0.25%	$2,399	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)		(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%	(1.21)%		0.25%	$2,440	292%
2003(3)	$8.75	(0.07	)(4)	3.15		3.08	—	—	—	$11.83	35.20%	1.72%	(0.76)%		0.25%	$3,763	248%
2004(3)	$11.83	(0.17	)(4)	0.94		0.77	—	—	—	$12.60	6.51%	1.58%	(1.29)%		0.25%	$4,857	267%
International Stock Fund
2000	$13.83	(0.05	)(4)	4.08		4.03	(0.17)	(1.36)	(1.53)	$16.33	28.11%	1.51%	(0.32)%		0.27%	$2,184	225%
2001	$16.33	0.04	(4)	(4.03)		(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.34%		0.27%	$3,555	156%
2002(3)	$10.73	0.03	(4)	(1.46)		(1.43)	—	—	—	$9.30	(13.33)%	1.49%	0.30%		0.27%	$4,183	83%
2003(3)	$9.30	0.05	(4)	0.66		0.71	—	—	—	$10.01	7.63%	1.54%	0.59%		0.27%	$3,735	171%
2004(3)	$10.01	0.00	(4)	1.03		1.03	(0.04)	—	(0.04)	$11.00	10.28%	1.50%	0.03%		0.27%	$4,455	137%
Government Income Fund
2000	$9.22	0.55		(0.02)		0.53	(0.55)	—	(0.55)	$9.20	5.96%	1.08%	6.06%		0.35%	$1,491	192%
2001	$9.20	0.55		0.33		0.88	(0.55)	—	(0.55)	$9.53	9.77%	1.10%	5.81%		0.35%	$2,451	122%
2002(3)	$9.53	0.47	(4)(5)	0.20	(5)	0.67	(0.48)	—	(0.48)	$9.72	7.25%	1.10%	4.90	%(5)	0.35%	$3,839	76%
2003(3)	$9.72	0.30	(4)	(0.09)		0.21	(0.33)	—	(0.33)	$9.60	2.22%	1.10%	3.06%		0.35%	$4,615	539%
2004(3)	$9.60	0.41	(4)	0.08		0.49	(0.45)	—	(0.45)	$9.64	5.26%	1.10%	4.30%		0.35%	$5,579	113%
Intermediate Bond Fund
2000	$9.17	0.55		(0.01)		0.54	(0.55)	—	(0.55)	$9.16	6.10%	0.93%	6.12%		0.31%	$1,969	243%
2001	$9.16	0.53		0.35		0.88	(0.53)	—	(0.53)	$9.51	9.89%	0.95%	5.67%		0.31%	$3,230	273%
2002(3)	$9.51	0.45	(4)(5)	(0.04	)(5)	0.41	(0.48)	—	(0.48)	$9.44	4.46%	0.95%	4.77	%(5)	0.31%	$4,255	187%
2003(3)	$9.44	0.39	(4)	0.06		0.45	(0.42)	—	(0.42)	$9.47	4.86%	0.95%	4.05%		0.31%	$5,403	317%
2004(3)	$9.47	0.39	(4)	0.02		0.41	(0.38)	—	(0.38)	$9.50	4.44%	0.95%	4.06%		0.31%	$6,865	279%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
Short-Term Income Fund
2001(6)	$9.26	0.46		0.28		0.74	(0.46)	—	(0.46)	$9.54	8.15%	0.76	%(7)	5.68	%(7)	0.59	%(7)	$97	79%
2002(3)	$9.54	0.39	(4)(5)	(0.06	)(5)	0.33	(0.45)	—	(0.45)	$9.42	3.53%	0.79%		4.21	%(5)	0.59%		$824	54%
2003(3)	$9.42	0.30	(4)	(0.02)		0.28	(0.38)	—	(0.38)	$9.32	2.99%	0.81%		3.19%		0.59%		$2,207	43%
2004(3)	$9.32	0.25	(4)	(0.02)		0.23	(0.34)	—	(0.34)	$9.21	2.51%	0.77%		2.70%		0.59%		$2,914	40%
Money Market Fund
2000	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.56%	0.74%		5.44%		0.16%		$140,787	—
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.00%	0.76%		4.90%		0.05%		$127,707	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.69%	0.75%		1.69%		0.04%		$113,662	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	0.75%	0.75%		0.74%		0.03%		$93,059	—
2004	$1.00	0.01	(4)	—		0.01	(0.01)	—	(0.01)	$1.00	0.46%	0.75%		0.45%		0.04%		$84,397	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.

(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004
Equity Income Fund	$0.00	$0.00	$0.00
Large-Cap Growth & Income Fund	0.00	0.00	0.00
Mid-Cap Value Fund	0.00	0.00	0.00
Mid-Cap Growth Fund	0.00	0.00	0.00
Small-Cap Growth Fund	0.00	0.00	0.00
International Stock Fund	0.01	0.01	0.01
Government Income Fund	0.00	0.00	0.00
Intermediate Bond Fund	0.00	0.00	0.00
Short-Term Income Fund	0.00	0.00	0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.

(5)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(6)	Reflects operations for the period from October 31, 2000 (start of performance) to August 31, 2001.

(7)	Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments and foreign currency	Total from investment operations	Dividends to shareholders from net investment income	Distributions to shareholders from net realized gain on investments and foreign currency transactions	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
												Expenses		Net investment income (loss)		Expense waiver(2)
International Stock Fund
2000(3)	$13.83	(0.02	)(4)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%		1.26%		(0.12)%		0.02%		$134,920	225%
2001	$16.35	0.07	(4)	(4.04)	(3.97)	—	(1.61)	(1.61)	$10.77	(26.19)%		1.21%		0.55%		0.02%		$109,367	156%
2002(5)	$10.77	0.06	(4)	(1.46)	(1.40)	—	—	—	$9.37	(13.00)%		1.24%		0.59%		0.02%		$102,233	83%
2003(5)	$9.37	0.08	(4)	0.66	0.74	—	—	—	$10.11	7.90%		1.29%		0.90%		0.02%		$116,761	171%
2004(5)	$10.11	0.04	(4)	1.02	1.06	(0.06)	—	(0.06)	$11.11	10.52%		1.25%		0.36%		0.02%		$242,089	137%
Government Money Market Fund
2004(8)	$1.00	0.00		—	0.00	0.00	—	0.00	$1.00	0.28	%(9)	0.20	%(7)	1.18	%(7)	0.17	%(7)	$64,212	—
Money Market Fund
2000(6)	$1.00	0.03		—	0.03	(0.03)	—	(0.03)	$1.00	2.63%		0.24	%(7)	6.51	%(7)	0.05	%(7)	$141,909	—
2001	$1.00	0.05		—	0.05	(0.05)	—	(0.05)	$1.00	5.58%		0.21%		4.98%		0.05%		$914,693	—
2002	$1.00	0.02		—	0.02	(0.02)	—	(0.02)	$1.00	2.25%		0.20%		2.24%		0.04%		$910,196	—
2003	$1.00	0.01		—	0.01	(0.01)	—	(0.01)	$1.00	1.30%		0.20%		1.26%		0.03%		$1,302,242	—
2004	$1.00	0.01	(4)	—	0.01	(0.01)	—	(0.01)	$1.00	1.01%		0.20%		1.01%		0.04%		$1,532,640	—

(1)	Based on net asset value, which does not reflect the sales charge, or contingent deferred sales charge, if applicable.

(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios.

(3)	Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.

(4)	Per share information is based on average shares outstanding.

(5)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004
International Stock Fund	$0.01	$0.01	$0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(6)	Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.

(7)	Computed on an annualized basis.

(8)	Reflects operations for the period from May 28, 2004 (start of performance) to August 31, 2004.

(9)	Not annualized for periods less than a year.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)	Ratios to Average Net Assets				Net assets, end of period (000 omitted)	Portfolio Turnover rate
												Expenses	Net investment income (loss)		Expense waiver(2)
Equity Income Fund
2000	$16.71	0.23		(0.73)		(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80)%	1.16%	1.54%		—	$423,845	98%
2001	$14.62	0.16		0.16		0.32	(0.14)	(0.10)	(0.24)	$14.70	2.20%	1.19%	1.07%		—	$414,651	78%
2002(3)	$14.70	0.14		(1.99)		(1.85)	(0.18)	(0.55)	(0.73)	$12.12	(13.16)%	1.20%	1.28%		—	$338,512	50%
2003(3)	$12.12	0.24		0.42		0.66	(0.20)	—	(0.20)	$12.58	5.56%	1.23%	2.04%		—	$343,475	62%
2004(3)	$12.58	0.30		1.62		1.92	(0.30)	—	(0.30)	$14.20	15.39%	1.22%	2.27%		—	$358,354	103%
Large-Cap Growth & Income Fund
2000	$17.48	0.03		2.72		2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.16%		—	$510,195	71%
2001	$19.22	0.01		(4.66)		(4.65)	(0.01)	(0.81)	(0.82)	$13.75	(24.79)%	1.19%	0.03%		—	$386,911	63%
2002(3)	$13.75	0.01		(3.16)		(3.15)	(0.01)	—	(0.01)	$10.59	(22.94)%	1.21%	0.01%		—	$274,960	62%
2003(3)	$10.59	0.04		0.71		0.75	(0.02)	—	(0.02)	$11.32	7.11%	1.28%	0.38%		—	$254,286	73%
2004(3)	$11.32	0.02		0.78		0.80	(0.02)	—	(0.02)	$12.10	7.08%	1.25%	0.20%		—	$257,684	129%
Mid-Cap Value Fund
2000	$11.40	0.09		0.79		0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	0.86%		—	$106,569	94%
2001	$10.85	0.02		2.62		2.64	(0.07)	(0.70)	(0.77)	$12.72	25.80%	1.30%	0.16%		—	$172,719	104%
2002(3)	$12.72	0.02		(0.40)		(0.38)	(0.01)	(1.68)	(1.69)	$10.65	(4.25)%	1.26%	0.13%		—	$196,254	44%
2003(3)	$10.65	0.01		1.86		1.87	(0.01)	—	(0.01)	$12.51	17.63%	1.27%	0.13%		—	$267,309	39%
2004(3)	$12.51	0.05		2.14		2.19	(0.01)	(0.45)	(0.46)	$14.24	17.76%	1.22%	0.44%		—	$463,104	33%
Mid-Cap Growth Fund
2000	$17.28	(0.16	)(4)	12.00		11.84	—	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.66)%		—	$541,805	108%
2001	$27.43	(0.06	)(4)	(8.67)		(8.73)	—	(4.97)	(4.97)	$13.73	(34.17)%	1.19%	(0.39)%		—	$333,718	118%
2002(3)	$13.73	(0.09	)(4)	(4.29)		(4.38)	—	(0.04)	(0.04)	$9.31	(32.01)%	1.24%	(0.72)%		—	$203,010	167%
2003(3)	$9.31	(0.08	)(4)	2.34		2.26	—	—	—	$11.57	24.27%	1.28%	(0.78)%		—	$236,981	121%
2004(3)	$11.57	(0.10	)(4)	(0.32)		(0.42)	—	—	—	$11.15	(3.63)%	1.24%	(0.85)%		—	$184,632	240%
Small-Cap Growth Fund
2000	$12.38	(0.18	)(4)	7.03		6.85	—	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.03)%		—	$159,336	105%
2001	$18.82	(0.08	)(4)	(4.52)		(4.60)	—	(1.63)	(1.63)	$12.59	(24.23)%	1.58%	(0.62)%		—	$105,397	287%
2002(3)	$12.59	(0.14	)(4)	(3.12)		(3.26)	—	(0.58)	(0.58)	$8.75	(27.23)%	1.63%	(1.20)%		—	$77,713	292%
2003(3)	$8.75	(0.07	)(4)	3.15		3.08	—	—	—	$11.83	35.20%	1.72%	(0.82)%		—	$90,126	248%
2004(3)	$11.83	(0.17	)(4)	0.94		0.77	—	—	—	$12.60	6.51%	1.58%	(1.28)%		—	$129,875	267%
International Stock Fund
2000	$13.83	(0.07	)(4)	4.09		4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40)%		0.02%	$351,242	225%
2001	$16.33	0.03	(4)	(4.02)		(3.99)	—	(1.61)	(1.61)	$10.73	(26.36)%	1.46%	0.25%		0.02%	$246,649	156%
2002(3)	$10.73	0.03	(4)	(1.45)		(1.42)	—	—	—	$9.31	(13.23)%	1.49%	0.32%		0.02%	$195,496	83%
2003(3)	$9.31	0.06	(4)	0.65		0.71	—	—	—	$10.02	7.63%	1.54%	0.65%		0.02%	$204,477	171%
2004(3)	$10.02	0.00	(4)	1.02		1.02	(0.04)	—	(0.04)	$11.00	10.20%	1.50%	0.00	%(5)	0.02%	$216,082	137%
Government Income Fund
2000	$9.22	0.57		(0.02)		0.55	(0.57)	—	(0.57)	$9.20	6.20%	0.85%	6.28%		0.33%	$357,229	192%
2001	$9.20	0.57		0.33		0.90	(0.57)	—	(0.57)	$9.53	10.02%	0.87%	6.04%		0.33%	$380,308	122%
2002(3)	$9.53	0.49	(4)(6)	0.20	(6)	0.69	(0.50)	—	(0.50)	$9.72	7.50%	0.87%	5.16	%(6)	0.33%	$377,594	76%
2003(3)	$9.72	0.32	(4)	(0.08)		0.24	(0.36)	—	(0.36)	$9.60	2.45%	0.87%	3.30%		0.33%	$382,287	539%
2004(3)	$9.60	0.43	(4)	0.09		0.52	(0.48)	—	(0.48)	$9.64	5.50%	0.87%	4.49%		0.33%	$344,253	113%
Intermediate Bond Fund
2000	$9.17	0.57		(0.01)		0.56	(0.57)	—	(0.57)	$9.16	6.35%	0.70%	6.31%		0.29%	$612,980	243%
2001	$9.16	0.55		0.35		0.90	(0.55)	—	(0.55)	$9.51	10.14%	0.72%	5.93%		0.29%	$640,863	273%
2002(3)	$9.51	0.47	(4)(6)	(0.04	)(6)	0.43	(0.50)	—	(0.50)	$9.44	4.70%	0.72%	5.00	%(6)	0.29%	$631,518	187%
2003(3)	$9.44	0.41	(4)	0.07		0.48	(0.45)	—	(0.45)	$9.47	5.10%	0.72%	4.30%		0.29%	$629,664	317%
2004(3)	$9.47	0.38	(4)	0.06		0.44	(0.41)	—	(0.41)	$9.50	4.68%	0.72%	3.98%		0.29%	$625,908	279%
Intermediate Tax-Free Fund
2000	$9.85	0.43		0.10		0.53	(0.43)	—	(0.43)	$9.95	5.58%	0.60%	4.43%		0.49%	$95,554	71%
2001	$9.95	0.43		0.40		0.83	(0.43)	—	(0.43)	$10.35	8.52%	0.62%	4.24%		0.50%	$102,300	51%
2002(3)	$10.35	0.40	(6)	0.22	(6)	0.62	(0.40)	—	(0.40)	$10.57	6.12%	0.62%	3.84	%(6)	0.50%	$109,693	27%
2003(3)	$10.57	0.38		(0.07)		0.31	(0.38)	—	(0.38)	$10.50	2.95%	0.60%	3.57%		0.50%	$102,717	17%
2004(3)	$10.50	0.37		0.13		0.50	(0.37)	(0.02)	(0.39)	$10.61	4.88%	0.62%	3.51%		0.50%	$96,952	8%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Year Ended August 31,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency		Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain on investments, options, futures contracts and foreign currency	Total distributions	Net asset value, end of period	Total return(1)		Ratios to Average Net Assets						Net assets, end of period (000 omitted)	Portfolio turnover rate
													Expenses		Net investment income (loss)		Expense waiver(2)
Short-Term Income Fund
2000	$9.40	0.60		(0.19)		0.41	(0.60)	—	(0.60)	$9.21	4.46%		0.50%		6.43%		0.57%		$122,503	72%
2001	$9.21	0.58		0.33		0.91	(0.58)	—	(0.58)	$9.54	10.16%		0.53%		6.16%		0.57%		$126,008	79%
2002(3)	$9.54	0.42	(4)(6)	(0.07	)(6)	0.35	(0.47)	—	(0.47)	$9.42	3.77%		0.56%		4.51	%(6)	0.57%		$114,320	54%
2003(3)	$9.42	0.33	(4)	(0.03)		0.30	(0.40)	—	(0.40)	$9.32	3.22%		0.58%		3.47%		0.57%		$150,302	43%
2004(3)	$9.32	0.27	(4)	(0.02)		0.25	(0.36)	—	(0.36)	$9.21	2.75%		0.54%		2.94%		0.57%		$148,735	40%
Government Money Market Fund
2004(7)	$1.00	0.00		—		0.00	0.00	—	0.00	$1.00	0.23	%(8)	0.45	%(9)	0.96	%(9)	0.17	%(9)	$118,401	—
Money Market Fund
2000	$1.00	0.06		—		0.06	(0.06)	—	(0.06)	$1.00	5.88%		0.44%		5.73%		0.16%		$1,776,669	—
2001	$1.00	0.05		—		0.05	(0.05)	—	(0.05)	$1.00	5.32%		0.46%		5.22%		0.05%		$1,697,200	—
2002	$1.00	0.02		—		0.02	(0.02)	—	(0.02)	$1.00	1.99%		0.45%		1.95%		0.04%		$1,857,948	—
2003	$1.00	0.01		—		0.01	(0.01)	—	(0.01)	$1.00	1.05%		0.45%		1.04%		0.03%		$1,889,427	—
2004	$1.00	0.01	(4)	—		0.01	(0.01)	—	(0.01)	$1.00	0.76%		0.45%		0.76%		0.04%		$2,123,605	—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3)	Effective September 1, 2001, the Funds adopted the provisions of the revised American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of redemption fees. Redemption fees consisted of the following per share amounts:

	Per Share Amount
Fund	2002	2003	2004
Equity Income Fund	$0.00	$0.00	$0.00
Large-Cap Growth & Income Fund	0.00	0.00	0.00
Mid-Cap Value Fund	0.00	0.00	0.00
Mid-Cap Growth Fund	0.00	0.00	0.00
Small-Cap Growth Fund	0.00	0.00	0.00
International Stock Fund	0.01	0.01	0.00
Government Income Fund	0.00	0.00	0.00
Intermediate Bond Fund	0.00	0.00	0.00
Intermediate Tax-Free Fund	0.01	0.01	0.00
Short-Term Income Fund	0.00	0.00	0.00

Funds not shown had redemption fees of less than $0.01. Periods prior to September 1, 2001 have not been restated to reflect this change.

(4)	Per share information is based on average shares outstanding.

(5)	Represents less than 0.001%.

(6)	Effective September 1, 2001, the Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was as follows:

	Net Investment Income per Share	Net Realized/Unrealized Gain/Loss per Share	Ratio of Net Investment Income to Average Net Assets
Increase (Decrease)
Government Income Fund	$(0.01)	$0.01	(0.12)%
Intermediate Bond Fund	(0.03)	0.03	(0.32)
Intermediate Tax-Free Fund	0.00	(0.00)	0.00
Short-Term Income Fund	(0.04)	0.04	(0.40)

Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7)	Reflects operations for the period from May 17, 2004 (start of performance) to August 31, 2004.

(8)	Not annualized for periods less than a year.

(9)	Annualized.

(See Notes which are an integral part of the Financial Statements)

August 31, 2004

Notes to Financial Statements

1.	Organization

Marshall Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of twelve diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), all of which are presented herein:

Portfolio Name	Class A	Class Y	Class I	Investment Objective
Marshall Equity Income Fund (“Equity Income Fund”)	☒	☒	☐	To provide capital appreciation and above-average dividend income.

Marshall Large-Cap Growth & Income Fund (“Large-Cap Growth & Income Fund”)	☒	☒	☐	To provide capital appreciation.

Marshall Mid-Cap Value Fund (“Mid-Cap Value Fund”)	☒	☒	☐	To provide capital appreciation.

Marshall Mid-Cap Growth Fund (“Mid-Cap Growth Fund”)	☒	☒	☐	To provide capital appreciation.

Marshall Small-Cap Growth Fund (“Small-Cap Growth Fund”)	☒	☒	☐	To provide capital appreciation.

Marshall International Stock Fund (“International Stock Fund”)	☒	☒	☒	To provide capital appreciation.

Marshall Government Income Fund (“Government Income Fund”)	☒	☒	☐	To provide current income.

Marshall Intermediate Bond Fund (“Intermediate Bond Fund”)	☒	☒	☐	To maximize total return consistent with current income.

Marshall Intermediate Tax-Free Fund (“Intermediate Tax-Free Fund”)	☐	☒	☐	To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Marshall Short-Term Income Fund (“Short-Term Income Fund”)	☒	☒	☐	To maximize total return consistent with current income.

Marshall Government Money Market Fund (“Government Money Market Fund”)	☐	☒	☒	To provide current income consistent with stability of principal.

Marshall Money Market Fund (“Money Market Fund”)	☒	☒	☒	To provide current income consistent with stability of principal.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuations—Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Private placement securities are valued based on independent broker quotations. Foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between last closing bid and asked prices. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Money Market Fund’s use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Corporation, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”).

Repurchase Agreements—It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser (or sub-adviser with respect to International Stock Fund) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the

Marshall Funds

potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Funds offer multiple classes of shares (except Intermediate Tax-Free Fund), which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Income Taxes—It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (“the Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts—Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund and Small-Cap Growth Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At August 31, 2004, the Equity Income Fund, Large-Cap Growth & Income Fund and Mid-Cap Value Fund had no outstanding futures contracts.

At August 31, 2004, the Mid-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2004	60 S&P Mid-Cap 400	Long	$48,490
September 2004	122 NASDAQ 100	Long	$20,399

At August 31, 2004, the Small-Cap Growth Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
September 2004	43 Russell 2000	Long	$23,585
September 2004	83 NASDAQ 100	Long	$1,499

Written Options Contracts—Equity Income Fund and Large-Cap Growth & Income Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, for the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended August 31, 2004, the Equity Income Fund and Large-Cap Growth & Income Fund had $897,983 and $2,819, respectively, in realized gains on written options.

The following is a summary of the Equity Income Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/03	2,030	$156,682
Options written	26,458	1,967,111
Options expired	(9,976)	(571,464)
Options closed	(8,482)	(655,341)

Outstanding @ 8/31/04	10,030	$896,988

Notes to Financial Statements (continued)

The following is a summary of the Large-Cap Growth & Income Fund’s written option activity:

Contracts	Number of Contracts	Premium
Outstanding @ 8/31/03	0	$0
Options written	940	13,159
Options expired	0	0
Options closed	(940)	(13,159)

Outstanding @ 8/31/04	0	$0

At August 31, 2004, the Equity Income Fund had the following outstanding options:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Reynolds R J Tobacco Holdings, Inc.	Call	September 2004	$70.00	130	$58,500	$(45,240)
Kerr McGee Corp.	Call	September 2004	55.00	200	2,000	9,600
Motorola, Inc.	Call	October 2004	18.00	300	6,000	5,700
ChevronTexaco Corp.	Call	December 2004	105.00	1,000	85,000	36,997
Altria Group, Inc.	Call	December 2004	55.00	1,500	67,500	71,997
AutoDesk, Inc.	Call	October 2004	45.00	200	38,000	(16,601)
Dow Chemical Co.	Call	December 2004	45.00	900	94,500	(28,802)
Citigroup, Inc.	Put	September 2004	45.00	300	6,000	33,599
IBM Corp.	Put	January 2005	70.00	400	27,000	13,799
J.P. Morgan Chase & Co.	Put	January 2005	30.00	1,600	48,000	56,797
Merck & Co., Inc.	Put	January 2005	40.00	2,000	170,000	21,995
Best Buy Co., Inc.	Put	September 2004	42.50	200	6,000	2,800
May Department Stores Co.	Put	December 2004	22.50	500	40,000	249
Intel Corp.	Put	January 2005	20.00	800	104,000	(18,402)

Net Unrealized Appreciation on Written Options Contracts				10,030		$144,488

At August 31, 2004, the Large-Cap Growth & Income Fund had no outstanding options.

Foreign Exchange Contracts—International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. International Stock Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of International Stock Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of International Stock Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At August 31, 2004, the International Stock Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contract at Value	Unrealized Appreciation
Contract Bought:	552,478,403 Japanese Yen	$5,023,444	$5,067,214	$43,770

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Marshall Funds

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions—The Funds, except for Money Market Fund, may enter into dollar roll transactions, with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds loan mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds’ current yield and total return.

Information regarding dollar roll transactions for the Intermediate Bond Fund for the year ended August 31, 2004 was as follows:

Maximum amount outstanding during the period	$61,366,636
Average amount outstanding during the period (1)	$38,586,887
Average monthly shares outstanding during the period	67,125,301
Average debt per share outstanding during the period	0.57

Information regarding dollar roll transactions for the Government Income Fund for the year ended August 31, 2004 was as follows:

Maximum amount outstanding during the period	$177,670,375
Average amount outstanding during the period (1)	$132,067,421
Average monthly shares outstanding during the period	37,867,723
Average debt per share outstanding during the period	3.49

(1)	The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in year ended August 31, 2004.

Securities Lending—The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. On May 18, 2000, the Securities and Exchange Commission issued an order to the Marshall Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

As of August 31, 2004, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Reinvested Collateral Securities
Equity Income Fund	$11,255,924	$11,643,085	$11,643,085
Large-Cap Growth & Income Fund	18,085,954	18,873,327	18,873,327
Mid-Cap Value Fund	29,853,391	31,466,254	31,466,254
Mid-Cap Growth Fund	15,649,667	16,116,950	16,116,950
Small-Cap Growth Fund	19,318,886	20,647,547	20,647,547
International Stock Fund	28,785,091	30,223,125	30,223,125
Government Income Fund	79,413,922	80,764,675	80,764,675
Intermediate Bond Fund	107,966,907	110,388,740	110,388,740
Short-Term Income Fund	15,064,773	15,628,664	15,628,664

Notes to Financial Statements (continued)

Individual reinvested cash collateral jointly pooled with collateral received from other loans of the securities lending at August 31, 2004 are as follows (2):

Investments	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short- Term Income Fund	Total
Provident Money Market Fund	$370,338	$600,313	$1,000,863	$512,640	$656,747	$961,323	$2,568,923	$3,511,191	$497,109	$10,679,447
Metlife Funding Agreement	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Monumental Life Insurance Master Note	520,164	843,181	1,405,779	720,037	922,445	1,350,242	3,608,225	4,931,703	698,223	14,999,999
RMAC 2004-NS24 A1	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Merrill Lynch & Co.	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Wells Fargo & Company	346,776	562,120	937,186	480,025	614,964	900,161	2,405,483	3,287,802	465,481	9,999,998
Goldman Sachs Group	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Bayerische Landesbank NY	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Allstate Life Global FB II	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Jackson National Life Global	693,385	1,123,971	1,873,923	959,819	1,229,632	1,799,891	4,809,812	6,574,026	930,740	19,995,199
American Express Credit	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Canadian IMP BK Comm	520,164	843,181	1,405,779	720,037	922,445	1,350,242	3,608,225	4,931,703	698,223	14,999,999
Westpac Banking Corp.	346,776	562,120	937,186	480,025	614,964	900,161	2,405,483	3,287,802	465,481	9,999,998
Dorada Finance, Inc.	695,014	1,126,610	1,878,324	962,074	1,232,520	1,804,118	4,821,108	6,589,465	932,926	20,042,159
CC USA, Inc.	694,287	1,125,433	1,876,359	961,067	1,231,231	1,802,231	4,816,066	6,582,575	931,950	20,021,199
Prudential Financial Funding	693,552	1,124,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
Liberty Light US Capital	693,552	1,125,241	1,874,373	960,050	1,229,927	1,800,322	4,810,967	6,575,605	930,964	20,000,001
HBOS Treasury Services PLC	694,050	1,125,048	1,875,719	960,739	1,230,811	1,801,616	4,814,422	6,580,325	931,632	20,014,362
General Electric Capital Corp.	520,163	843,181	1,405,779	720,037	922,445	1,350,242	3,608,225	4,931,703	698,223	14,999,998

	$11,643,085	$18,873,327	$31,466,254	$16,116,950	$20,647,547	$30,223,125	$80,764,675	$110,388,740	$15,628,664

(2)	The collateral pool is managed by the Fund Manager of the Short-Term Income Fund and Money Market Fund.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Funds will not incur any registration costs upon such resales. The Short-Term Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The Money Market Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Money Market Fund at August 31, 2004 is as follows:

Security	Acquisition Date	Acquisition Cost
GE Life & Annuity Assurance Co.	4/22/2000	$75,000,000
Metropolitan Life Insurance Co.	5/3/2004	65,000,000
Monumental Life Insurance Co.	8/2/1993-11/30/1993	40,000,000
Monumental Life Insurance Co.	10/15/1996	10,000,000
Monumental Life Insurance Co.	1/4/2000	25,000,000
Travelers Insurance Co.	1/19/2001	50,000,000

Marshall Funds

Redemption Fees—The Funds imposed a 2.00% redemption fee to shareholders of the Investor and Advisor Class of Shares (except for Money Market Fund) who redeem shares held for 90 days or less. Redemption fee for the Advisor Class of Shares became effective on October 31, 2003. All redemption fees are recorded by the Funds as paid in capital. For the year ended August 31, 2004, the redemption fees were as follows:

Fund	Amount
Equity Income Fund	$939
Large-Cap Growth & Income Fund	503
Mid-Cap Value Fund	15,985
Mid-Cap Growth Fund	153
Small-Cap Growth Fund	3,354
International Stock Fund	52,864
Government Income Fund	1,326
Intermediate Bond Fund	449
Intermediate Tax-Free Fund	45
Short-Term Income Fund	292

Other—Investment transactions are accounted for on a trade date basis.

3.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. At August 31, 2004, the capital paid-in was as follows:

Fund	Capital Paid-In
Equity Income Fund	$299,999,706
Large-Cap Growth & Income Fund	250,163,373
Mid-Cap Value Fund	383,430,436
Mid-Cap Growth Fund	252,402,147
Small-Cap Growth Fund	135,002,144
International Stock Fund	531,639,238
Government Income Fund	344,575,354
Intermediate Bond Fund	637,316,355
Intermediate Tax-Free Fund	91,050,859
Short-Term Income Fund	159,873,367
Government Money Market Fund	182,613,041
Money Market Fund	3,741,088,233

Transactions in capital stock were as follows:

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount

EQUITY INCOME FUND—INVESTOR CLASS
Shares sold	2,741,025	$37,778,310	7,746,983	$89,903,369
Shares issued to shareholders in payment of distributions declared	293,269	3,980,832	219,126	2,559,930
Shares redeemed	(5,103,880)	(70,081,425)	(8,589,447)	(99,479,314)

Net change resulting from Investor Class of Shares transactions	(2,069,586)	$(28,322,283)	(623,338)	$(7,016,015)

EQUITY INCOME FUND—ADVISOR CLASS
Shares sold	310,490	$4,281,757	172,277	$2,026,789
Shares issued to shareholders in payment of distributions declared	12,539	171,076	6,099	71,502
Shares redeemed	(58,516)	(807,344)	(80,459)	(917,955)

Net change resulting from Advisor Class of Shares transactions	264,513	$3,645,489	97,917	$1,180,336

Net change resulting from Fund Share transactions	(1,805,073)	$(24,676,794)	(525,421)	$(5,835,679)

Notes to Financial Statements (continued)

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount
LARGE-CAP GROWTH & INCOME FUND—INVESTOR CLASS
Shares sold	2,639,217	$32,133,710	4,384,668	$44,394,732
Shares issued to shareholders in payment of distributions declared	25,633	299,936	29,780	299,637
Shares redeemed	(3,826,467)	(46,497,407)	(7,915,987)	(79,889,725)

Net change resulting from Investor Class of Shares transactions	(1,161,617)	$(14,063,761)	(3,501,539)	$(35,195,356)

LARGE-CAP GROWTH & INCOME FUND—ADVISOR CLASS
Shares sold	199,314	$2,416,769	176,146	$1,805,412
Shares issued to shareholders in payment of distributions declared	1,038	12,169	987	9,830
Shares redeemed	(89,535)	(1,085,763)	(85,098)	(847,367)

Net change resulting from Advisor Class of Shares transactions	110,817	$1,343,175	92,035	$967,875

Net change resulting from Fund Share transactions	(1,050,800)	$(12,720,586)	(3,409,504)	$(34,227,481)

MID-CAP VALUE FUND—INVESTOR CLASS
Shares sold	12,736,947	$178,118,031	7,013,316	$75,777,785
Shares issued to shareholders in payment of distributions declared	791,037	10,480,301	16,462	168,250
Shares redeemed	(2,364,424)	(32,992,703)	(4,101,052)	(43,192,693)

Net change resulting from Investor Class of Shares transactions	11,163,560	$155,605,629	2,928,726	$32,753,342

MID-CAP VALUE FUND—ADVISOR CLASS
Shares sold	204,684	$2,865,775	122,221	$1,345,079
Shares issued to shareholders in payment of distributions declared	15,204	201,411	501	5,115
Shares redeemed	(59,786)	(844,949)	(60,448)	(628,045)

Net change resulting from Advisor Class of Shares transactions	160,102	$2,222,237	62,274	$722,149

Net change resulting from Fund Share transactions	11,323,662	$157,827,866	2,991,000	$33,475,491

MID-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	2,810,084	$33,686,426	3,918,344	$38,396,884
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(6,739,434)	(79,500,073)	(5,230,780)	(50,398,270)

Net change resulting from Investor Class of Shares transactions	(3,929,350)	$(45,813,647)	(1,312,436)	$(12,001,386)

Marshall Funds

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount

MID-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	98,013	$1,185,128	82,158	$824,743
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(37,230)	(443,017)	(44,172)	(424,257)

Net change resulting from Advisor Class of Shares transactions	60,783	$742,111	37,986	$400,486

Net change resulting from Fund Share transactions	(3,868,567)	$(45,071,536)	(1,274,450)	$(11,600,900)

SMALL-CAP GROWTH FUND—INVESTOR CLASS
Shares sold	4,561,925	$62,581,165	4,724,931	$42,843,212
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(1,868,066)	(24,985,041)	(5,987,291)	(54,292,285)

Net change resulting from Investor Class of Shares transactions	2,693,859	$37,596,124	(1,262,360)	$(11,449,073)

SMALL-CAP GROWTH FUND—ADVISOR CLASS
Shares sold	114,578	$1,561,114	114,547	$1,091,497
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(47,011)	(633,003)	(75,298)	(715,238)

Net change resulting from Advisor Class of Shares transactions	67,567	$928,111	39,249	$376,259

Net change resulting from Fund Share transactions	2,761,426	$38,524,235	(1,223,111)	$(11,072,814)

INTERNATIONAL STOCK FUND—INVESTOR CLASS
Shares sold	6,249,462	$70,851,998	25,538,107	$216,541,378
Shares issued to shareholders in payment of distributions declared	45,234	507,979	—	—
Shares redeemed	(7,056,123)	(79,589,160)	(26,127,152)	(223,154,491)

Net change resulting from Investor Class of Shares transactions	(761,427)	$(8,229,183)	(589,045)	$(6,613,113)

INTERNATIONAL STOCK FUND—ADVISOR CLASS
Shares sold	109,396	$1,209,456	2,956,437	$25,430,025
Shares issued to shareholders in payment of distributions declared	1,344	15,096	—	—
Shares redeemed	(78,547)	(859,038)	(3,032,995)	(26,284,598)

Net change resulting from Advisor Class of Shares transactions	32,193	$365,514	(76,558)	$(854,573)

Notes to Financial Statements (continued)

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount

INTERNATIONAL STOCK FUND—INSTITUTIONAL CLASS
Shares sold	14,248,394	$167,990,819	4,490,137	$38,943,061
Shares issued to shareholders in payment of distributions declared	62,148	704,131	—	—
Shares redeemed	(4,064,377)	(45,994,575)	(3,849,794)	(32,639,319)

Net change resulting from Institutional Class of Shares transactions	10,246,165	$122,700,375	640,343	$6,303,742

Net change resulting from Fund Share transactions	9,516,931	$114,836,706	(25,260)	$(1,163,944)

GOVERNMENT INCOME FUND—INVESTOR CLASS
Shares sold	6,565,063	$63,254,815	14,693,758	$142,479,113
Shares issued to shareholders in payment of distributions declared	1,138,179	10,965,325	872,122	8,451,985
Shares redeemed	(11,836,142)	(114,493,275)	(14,571,939)	(141,315,425)

Net change resulting from Investor Class of Shares transactions	(4,132,900)	$(40,273,135)	993,941	$9,615,673

GOVERNMENT INCOME FUND—ADVISOR CLASS
Shares sold	216,874	$2,095,376	176,522	$1,710,591
Shares issued to shareholders in payment of distributions declared	23,371	224,977	13,698	132,759
Shares redeemed	(142,617)	(1,378,965)	(104,199)	(1,008,425)

Net change resulting from Advisor Class of Shares transactions	97,628	$941,388	86,021	$834,925

Net change resulting from Fund Share transactions	(4,035,272)	$(39,331,747)	1,079,962	$10,450,598

INTERMEDIATE BOND FUND—INVESTOR CLASS
Shares sold	8,749,706	$83,651,024	23,324,446	$221,778,150
Shares issued to shareholders in payment of distributions declared	1,548,441	14,776,342	1,629,937	15,570,078
Shares redeemed	(10,891,361)	(104,003,775)	(25,375,564)	(241,265,144)

Net change resulting from Investor Class of Shares transactions	(593,214)	$(5,576,409)	(421,181)	$(3,916,916)

INTERMEDIATE BOND FUND—ADVISOR CLASS
Shares sold	239,351	$2,290,485	202,612	$1,934,531
Shares issued to shareholders in payment of distributions declared	24,892	237,412	20,959	200,246
Shares redeemed	(112,122)	(1,069,330)	(103,824)	(993,204)

Net change resulting from Advisor Class of Shares transactions	152,121	$1,458,567	119,747	$1,141,573

Net change resulting from Fund Share transactions	(441,093)	$(4,117,842)	(301,434)	$(2,775,343)

Marshall Funds

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount

INTERMEDIATE TAX-FREE FUND—INVESTOR CLASS
Shares sold	1,182,570	$12,569,890	3,451,090	$36,802,145
Shares issued to shareholders in payment of distributions declared	55,664	589,749	36,231	385,080
Shares redeemed	(1,885,018)	(20,002,508)	(4,078,468)	(43,375,676)

Net change resulting from Fund Share transactions	(646,784)	$(6,842,869)	(591,147)	$(6,188,451)

SHORT-TERM INCOME FUND—INVESTOR CLASS
Shares sold	4,012,043	$37,321,299	10,962,354	$103,261,378
Shares issued to shareholders in payment of distributions declared	244,404	2,269,967	235,942	2,220,226
Shares redeemed	(4,238,901)	(39,272,137)	(7,197,819)	(67,704,415)

Net change resulting from Investor Class of Shares transactions	17,546	$319,129	4,000,477	$37,777,189

SHORT-TERM INCOME FUND—ADVISOR CLASS
Shares sold	113,834	$1,055,074	182,090	$1,716,260
Shares issued to shareholders in payment of distributions declared	9,250	85,843	5,296	49,813
Shares redeemed	(43,564)	(402,732)	(38,028)	(358,562)

Net change resulting from Advisor Class of Shares transactions	79,520	$738,185	149,358	$1,407,511

Net change resulting from Fund Share transactions	97,066	$1,057,314	4,149,835	$39,184,700

GOVERNMENT MONEY MARKET FUND—INVESTOR CLASS(1)
Shares sold	403,273,899	$403,273,899
Shares issued to shareholders in payment of distributions declared	159,270	159,270
Shares redeemed	(285,032,470)	(285,032,470)

Net change resulting from Investor Class of Shares transactions	118,400,699	$118,400,699

GOVERNMENT MONEY MARKET FUND—INSTITUTIONAL CLASS(2)
Shares sold	152,895,398	$152,895,398
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(88,683,056)	(88,683,056)

Net change resulting from Advisor Class of Shares transactions	64,212,342	$64,212,342

Net change resulting from Fund Share transactions	182,613,041	$182,613,041

(1)	Commenced operations on May 17, 2004.

(2)	Commenced operations on May 28, 2004.

Notes to Financial Statements (continued)

	Year Ended August 31, 2004		Year Ended August 31, 2003
	Shares	Amount	Shares	Amount

MONEY MARKET FUND—INVESTOR CLASS
Shares sold	5,386,558,293	$5,386,558,293	4,925,939,267	$4,925,939,267
Shares issued to shareholders in payment of distributions declared	3,446,804	3,446,804	5,527,537	5,527,537
Shares redeemed	(5,155,898,795)	(5,155,898,795)	(4,899,745,083)	(4,899,745,083)

Net change resulting from Investor Class of Shares transactions	234,106,302	$234,106,302	31,721,721	$31,721,721

MONEY MARKET FUND—ADVISOR CLASS
Shares sold	196,960,000	$196,960,000	203,154,343	$203,154,343
Shares issued to shareholders in payment of distributions declared	410,608	410,608	782,990	782,990
Shares redeemed	(206,036,407)	(206,036,407)	(224,514,776)	(224,514,776)

Net change resulting from Advisor Class of Shares transactions	(8,665,799)	$(8,665,799)	(20,577,443)	$(20,577,443)

MONEY MARKET FUND—INSTITUTIONAL CLASS
Shares sold	8,236,423,301	$8,236,423,301	4,742,382,382	$4,742,382,382
Shares issued to shareholders in payment of distributions declared	3,411,707	3,411,707	3,163,596	3,163,596
Shares redeemed	(8,009,466,054)	(8,009,466,054)	(4,353,370,571)	(4,353,370,571)

Net change resulting from Institutional Class of Shares transactions	230,368,954	$230,368,954	392,175,407	$392,175,407

Net change resulting from Fund Share transactions	455,809,457	$455,809,457	403,319,685	$403,319,685

4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss and foreign currency transactions. For the year ended August 31, 2004, permanent items identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund	Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income (Loss)
Mid-Cap Value Fund	$8,870	$—	$(8,870)
Mid-Cap Growth Fund	(2,032,706)	—	2,032,706
Small-Cap Growth Fund	(1,659,873)	17,094	1,642,779
International Stock Fund	—	(849,364)	849,364
Government Income Fund	—	(1,565,413)	1,565,413
Intermediate Bond Fund	(2,482,429)	512,215	1,970,214
Intermediate Tax-Free Fund	—	739	(739)
Short-Term Income Fund	(556,158)	(938,208)	1,494,366

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

Marshall Funds

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2004 and 2003 was as follows:

	2004			2003
Fund	Ordinary Income3	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income3	Tax-Exempt Income	Long- Term Capital Gains
Equity Income Fund	$8,135,126	$—	$—	$5,496,584	$—	$—
Large-Cap Growth & Income Fund	482,327	—	—	477,108	—	—
Mid-Cap Value Fund	1,165,030	—	9,720,983	277,336	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—
International Stock Fund	1,659,804	—	—	—	—	—
Government Income Fund	17,983,387	—	—	13,992,230	—	—
Intermediate Bond Fund	27,304,027	—	—	30,034,639	—	—
Intermediate Tax-Free Fund	15,134	3,517,764	210,991	—	3,582,260	—
Short-Term Income Fund	6,048,287	—	—	5,603,390	—	—
Government Money Market Fund	324,441	—	—	—	—	—
Money Market Fund	28,390,302	—	—	35,469,167	—	—

(3)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)
Equity Income Fund	$6,404,344	$—	$13,389,480	$(200,687)	$49,016,085
Large-Cap Growth & Income Fund	536,279	—	—	(17,424,195)	32,534,313
Mid-Cap Value Fund	7,613,713	—	18,616,100	—	61,900,383
Mid-Cap Growth Fund	—	—	—	(68,106,078)	4,545,869
Small-Cap Growth Fund	—	—	—	(480,171)	210,367
International Stock Fund	2,622,983	—	—	(93,758,628)	22,409,247
Government Income Fund	619,728	—	—	(3,297,536)	8,565,535
Intermediate Bond Fund	1,206,587	—	—	(12,394,723)	7,697,249
Intermediate Tax-Free Fund	—	257,885	21,324	—	5,880,792
Short-Term Income Fund	313,741	—	—	(6,997,010)	(1,246,944)
Government Money Market Fund	85,919	—	—	—	—
Money Market Fund	2,824,153	—	—	(455,196)	—

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

At August 31, 2004, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in:
Fund	2005	2006	2007	2008	2009	2010	2011	2012	Total
Large-Cap Growth & Income Fund	$—	$—	$—	$—	$—	$—	$17,417,170	$—	$17,417,170
Mid-Cap Growth Fund	—	—	—	—	—	—	68,106,078	—	68,106,078
Small-Cap Growth Fund	—	—	—	—	—	—	480,171	—	480,171
International Stock Fund	—	—	—	—	—	44,976,187	48,782,441	—	93,758,628
Government Income Fund	—	—	—	3,297,536	—	—	—	—	3,297,536
Intermediate Bond Fund	—	—	—	2,980,047	—	6,283,428	3,131,248	—	12,394,723
Short-Term Income Fund	545,815	618,371	952,637	222,218	928,524	944,182	322,004	1,989,874	6,523,625
Money Market Fund	—	—	—	—	—	59,868	395,328	—	455,196

Under current tax regulations, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following year. As of August 31, 2004, for federal income tax purposes, post-October capital and currency losses as follows were deferred to September 1, 2004:

Fund	Capital Loss
Short-Term Income Fund	$473,385

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Equity Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%
Government Income Fund	0.75%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Short-Term Income Fund	0.60%
Government Money Market Fund	0.20%
Money Market Fund	0.15%

International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (the “Sub-Adviser”). The Adviser compensates the Sub-Adviser based on the level of average aggregate daily net assets of International Stock Fund.

Administrative Fee—M&I Trust, under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to M&I Trust is based on each Equity and Fixed Income Fund’s average daily net assets and the aggregate of all Money Market Funds as follows:

Maximum Fee	Fund’s Average Daily Net Assets
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

M&I Trust may voluntarily choose to waive any portion of its fee. M&I Trust can modify or terminate this voluntary waiver at any time at its sole discretion.

Federated Services Company (“FServ”) was the sub-administrator through August 31, 2004 and will be paid by M&I Trust, not by the Funds. Effective September 1, 2004, UMB Fund Services, Inc. serves as sub-administrator to the Funds.

Distribution Services Fee—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds compensated Edgewood Services, Inc. (“Edgewood”), “the Distributor,” from the net assets of the Funds to finance activities intended to result in the sale of shares of the Fund’s Advisor Class of Shares. Grand Distribution Services, LLC replaced Edgewood effective September 1, 2004. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund’s Advisor Class of Shares (except Money Market Fund’s Advisor Class of Shares which may accrue up to 0.30%) annually, to compensate the Distributor. The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges—For the year ended August 31, 2004, Edgewood, the principal distributor, retained the amounts listed in the chart below for sales charges from the sale of Advisor Class of Shares.

Fund	Sales Charges from Advisor Class of Shares
Equity Income Fund	$25,473
Large-Cap Growth & Income Fund	15,539
Mid-Cap Value Fund	15,190
Mid-Cap Growth Fund	6,936
Small-Cap Growth Fund	7,405
International Stock Fund	6,215
Government Income Fund	11,153
Intermediate Bond Fund	15,839
Short-Term Income Fund	3,254

Marshall Funds

See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with Marshall Investor Services (“MIS”), a division of M&I Trust, each Fund will pay MIS up to 0.25% of average daily net assets of the Fund’s Investor and Advisor Class of Shares for the period. The fee paid to MIS is used to finance certain services for shareholders and to maintain shareholder accounts. MIS may voluntarily choose to waive any portion of its fee. MIS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses—As of July 1, 2004, Boston Financial Data Services, Inc. (“BFDS”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to BFDS is based on the size, type, and number of accounts and transactions made by shareholders. BFDS may voluntarily choose to waive any portion of its fee. BFDS can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees—M&I Trust is the Funds’ custodian. M&I Trust receives fees based on the level of each Fund’s average daily net assets for the period. The custodian also charges a fee in connection with securities lending activities of the Funds.

General—Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees, of one or more of the above companies.

6.	Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (in-kind contributions), for the year ended August 31, 2004, were as follows:

Fund	Purchases	Sales
Equity Income Fund	$375,707,031	$396,486,305
Large-Cap Growth & Income Fund	344,697,654	354,395,704
Mid-Cap Value Fund	242,382,233	117,865,556
Mid-Cap Growth Fund	528,975,830	580,186,092
Small-Cap Growth Fund	349,161,352	318,877,701
International Stock Fund	638,987,740	538,630,281
Government Income Fund	25,386,133	4,491,515
Intermediate Bond Fund	298,457,918	347,008,203
Intermediate Tax-Free Fund	8,247,039	13,921,695
Short-Term Income Fund	58,182,809	33,425,941

7.	Line of Credit

Marshall Funds, Inc., on behalf of its respective Funds (except for Money Market Fund) entered into a $25,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 2.125% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the year ended August 31, 2004.

Notes to Financial Statements (continued)

8.	Federal Income Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2004, the percentages which qualify for the dividend received deduction available to corporate shareholders were as follows:

Fund	Percentage
Equity Income Fund	96.53%
Large-Cap Growth & Income Fund	92.84%
Mid-Cap Value Fund	75.81%

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2004, the percentages which are designated as qualified dividend income were as follows:

Fund	Percentage
Equity Income Fund	100.00%
Large-Cap Growth & Income Fund	100.00%
Mid-Cap Value Fund	92.88%
International Stock Fund	100.00%

For Federal income tax purposes, the Mid-Cap Value and Intermediate Tax-Free Bond Funds designate capital gain dividends of $9,720,983 and $210,991, respectively, for the year ended August 31, 2004.

For Federal income tax purposes, the Intermediate Tax-Free Bond Fund designates tax-exempt dividends of $3,517,764 for the year ended August 31, 2004.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the International Stock Fund, designates $5,711,320 of income derived from foreign sources and $782,222 of foreign taxes paid, for the year ended August 31, 2004.

Explanation of the Indexes (& Notes) in the Commentary

Marshall Equity Income Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the S&P 500 Index and the LEIFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index and the LEIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index and the LEIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

***	Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

^	Security not held at August 31, 2004.

Marshall Large-Cap Growth & Income Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the S&P 500 Index and the LLCCFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index and the LLCCFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index and the LLCCFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

^	Security not held at August 31, 2004.

Marshall Mid-Cap Value Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the RMCVI and the LMCVFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCVI and the LMCVFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The RMCVI and the LMCVFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCVI measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

^	Security not held at August 31, 2004.

Marshall Mid-Cap Growth Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the RMCGI and the LMCGFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RMCGI and the LMCGFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The RMCGI and the LMCGFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The RMCGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

***	Beta analyzes the market risk of a stock by showing how responsive the stock is to the market. The beta of the market is 1.00. Accordingly, a stock with a 1.10 beta is expected to perform 10% better than the market in up markets and 10% worse in down markets. Usually the higher betas represent riskier investments.

^	Security not held at August 31, 2004.

Marshall Small-Cap Growth Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on November 1, 1995† to August 31, 2004, compared to the Russell 2000 GI and the LSCGI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 GI and the LSCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 GI and the LSCGI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The Russell 2000 GI measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

***	Small-cap stocks are less liquid and more volatile than large-cap stocks.

^	Security not held at August 31, 2004.

Explanation of the Indexes (& Notes) in the Commentary (continued)

†	The Marshall Small-Cap Growth Fund is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for periods before the Fund’s registration statement became effective on August 30, 1996, as adjusted to reflect the Fund’s anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain diversification requirements and investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been subject to those restrictions registered under the 1940 Act, the performance may have been adversely affected.

Marshall International Stock Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from inception on September 1, 1994 to August 31, 2004, compared to the EAFE and the LIFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE and the LIFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The EAFE and the LIFI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

***	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

^	Security not held at August 31, 2004.

Marshall Government Income Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the LMI and the LUSMI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LMI and the LUSMI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The LMI and the LUSMI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The LMI is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Association (FNMA). Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Marshall Intermediate Bond Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the LGCI and the LSIDF. The Fund’s performance assumes the reinvestment of all dividends and distributions. The LGCI and the LSIDF have been adjusted to reflect investment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The LGCI and the LSIDF are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The LGCI is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Marshall Intermediate Tax-Free Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the L7GO and the LIMDI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The L7GO and the LIMDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Income generated by the Fund may be subject to the federal alternative minimum tax.

The L7GO and the LIMDI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The L7GO is an index comprised of general obligation bonds rated A or better with maturities between six and eight years. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

***	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Marshall Short-Term Income Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from August 31, 1994 to August 31, 2004, compared to the ML13 and the LSTIDI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The ML13 and the LSTIDI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The ML13 and the LSTIDI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance. These indexes are unmanaged. Actual investments may not be made in an index. The ML13 is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Explanation of the Indexes (& Notes) in the Commentary (continued)

Marshall Government Money Market Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from May 17, 2004 (since inception) to August 31, 2004, compared to the INGMMI and the LUSGMMFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The INGMMI and the LUSGMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Money Fund ReportTM, a service of iMoney Net, Inc. (formerly IBC Financial Data), publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Marshall Money Market Fund

*	This graph illustrates the hypothetical investment of $10,000 in the Investor Class of Shares of the Fund from May 17, 2004 (since inception) to August 31, 2004, compared to the INGMMI and the LUSGMMFI. The Fund’s performance assumes the reinvestment of all dividends and distributions. The INGMMI and the LUSGMMFI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Money Fund ReportTM, a service of iMoney Net, Inc. (formerly IBC Financial Data), publishes annualized yields of hundreds of money market funds on a weekly basis, and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds. Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on August 31, 2004 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Shareholders and

Board of Directors of

Marshall Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Marshall Equity Income Fund, Marshall Large-Cap Growth & Income Fund, Marshall Mid-Cap Value Fund, Marshall Mid-Cap Growth Fund, Marshall Small-Cap Growth Fund, Marshall International Stock Fund, Marshall Government Income Fund, Marshall Intermediate Bond Fund, Marshall Intermediate Tax-Free Fund, Marshall Short-Term Income Fund, Marshall Government Money Market Fund and Marshall Money Market Fund (the twelve portfolios constituting Marshall Funds, Inc.) (the “Funds”) as of August 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Marshall Funds, Inc., as identified above, as of August 31, 2004, the results of their operations and cash flows for the year then ended, and the changes in their net assets and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

October 15, 2004

Board of Directors and Corporation Officers

The following tables give information about each Board member and the senior officers of the Funds. The Funds’ Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INTERESTED DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John M. Blaser* Age: 47 1000 North Water Street Milwaukee, WI 53202	Director and President	2004-2009; since May 1999	Vice President of M&I Investment Management Corp. (the “Adviser”) and Marshall & Ilsley Trust Company (“M&I Trust”) since 1998.	13	None

Kenneth C. Krei* Age: 54 770 North Water Street Milwaukee, WI 53202	Director	2004-2009; since July 2004	Director and Chief Executive Officer of the Adviser since July 2003; Director, President and Chief Executive Officer of M&I Trust since July 2003; Senior Vice President of Marshall & Ilsley Corporation (a bank holding company) since July 2003; Director of M&I Brokerage Services, Inc. and M&I Insurance Services, Inc.; Executive Vice President, Investment Advisors at Fifth Third Bancorp from 2001 to 2003; Executive Vice President, Investment and Insurance Services at Old Kent Financial Corporation from 1998 to 2001.	13	None

*	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, the Adviser and M&I Trust. Mr. Krei is an “interested person” of the Corporation due to the positions that he holds with the Adviser, M&I Trust and Marshall & Ilsley Corporation.

INDEPENDENT DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Benjamin M. Cutler Age: 61 6600 East Bluebird Lane Paradise Valley, AZ 85253	Independent Director	2004-2009; since July 2004	Chairman, Assurant Health (a health insurer), and Executive Vice President, Assurant, Inc. (an insurance company) since 2002; President and Chief Executive Officer, Fortis Health (a health insurer) from 1996 to 2003.	13	None

Board of Directors and Corporation Officers (continued)

INDEPENDENT DIRECTORS (continued)

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

John DeVincentis Age: 70 13821 12th Street Racine, WI 53406	Independent Director	2004-2009; since October 1993	Independent financial consultant; retired, formerly Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (an electrical products manufacturer) from 1972 to 1993.	13	None

John A. Lubs Age: 57 1251 First Avenue Chippewa Falls, WI 54729	Independent Director	2004-2009; since July 2004	Vice Chairman, Mason Companies, Inc. (a footwear distributor) since October 2004; President and Chief Operating Officer, Mason Companies, Inc., from 1990 to 2004.	13	None

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI 53092	Independent Director	2004-2009; since March 1999	Chief Executive Officer, NOG, Inc. (a metal processing and consulting company) since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company) since 1992; Group Vice President of Citation Corporation (a general manufacturing company) from 1996 to 1999; Chief Executive Officer of Interstate Forging Industries (a forging company) from 1984 to 1999.	13	None

Barbara J. Pope Age: 56 115 South La Salle Street Suite 2285 Chicago, IL 60603	Independent Director	2004-2009; since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm) since 1992; President of Sedgwick Street Fund LLC (a private investment partnership) since 1996.	13	None

Board of Directors and Corporation Officers (continued)

PRINCIPAL OFFICERS

Name and Age*	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

John D. Boritzke Age: 47	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1993.

Joseph P. Bree Age: 31	Treasurer	Re-elected by the Board annually; since September 2002	Assistant Vice President and Senior Financial Analyst of the Adviser since February 2001; associate with Barclays Global Investors (a financial service firm) from March 2000 to February 2001; associate with Strong Capital Management, Inc. (an investment adviser) from May 1996 to March 2000.

William A. Frazier Age: 48	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1985.

Daniel L. Kaminski Age: 47	Secretary	Re-elected by the Board annually; since April 2004	Vice President and Chief Financial Officer of the Adviser and M&I Trust since November 2003; Secretary of the Adviser and M&I Trust since February 2004; Vice President, Project Management, M&I Support Services Corp. (operations subsidiary of bank holding company) from January 2002 to December 2003; Vice President, Corporate Finance, Marshall & Ilsley Corporation (a bank holding company) from January 1991 to December 2001.

Cheryl A. Johnson Age: 50	Chief Compliance Officer	Re-elected by the Board annually; since October 2004	Vice President of the Adviser and M&I Trust since September 2004; Lead Consultant, Law Department, Northwestern Mutual Life Insurance Company (NML) from June 2003 to 2004; Senior Attorney, Law Department, NML from August 2001 to May 2003; Associate Attorney with Quarles & Brady LLP (a law firm) from 1993 to 2001.

*	The address of each officer is 1000 North Water Street, Milwaukee, Wisconsin 53202.

Results of the Annual Meeting

The annual meeting of the shareholders of the Marshall Funds, Inc. was held on July 27, 2004.

The matters voted on by the shareholders of record as of June 30, 2004 and the results of the vote at the shareholder meeting held July 27, 2004 were as follows:

1.	To elect seven Directors to the Board of Directors.

		Affirmative	Against	Abstain
	John M. Blaser	1,664,992,983	—	5,834,503
	Kenneth C. Krei	1,665,252,457	—	5,575,028
	Benjamin M. Cutler	1,657,885,638	—	12,941,847
	John DeVincentis	1,665,541,050	—	5,286,435
	John A. Lubs	1,665,612,999	—	5,214,487
	James Mitchell	1,665,569,128	—	5,258,358
	Barbara J. Pope	1,658,141,948	—	12,685,537

2.	To ratify the selection of Ernst & Young LLP as the independent auditor for each of the Funds for the fiscal year ending August 31, 2004.
		Affirmative	Against	Abstain
	Marshall Equity Income Fund	20,233,063	8,503	4,339
	Marshall Government Income Fund	31,498,097	17,527	956
	Marshall Government Money Market Fund	20,577,216	—	—
	Marshall Intermediate Bond Fund	52,206,376	4,195	6,220
	Marshall Intermediate Tax-Free Fund	8,751,271	—	599
	Marshall International Stock Fund	24,838,704	14,825	19,083
	Marshall Large-Cap Growth & Income Fund	19,221,325	14,577	6,347
	Marshall Mid-Cap Growth Fund	10,407,884	1,470	3,555
	Marshall Mid-Cap Value Fund	17,324,735	3,047	45,763
	Marshall Money Market Fund	1,433,849,783	6,150,067	905,286
	Marshall Short-Term Income Fund	15,772,715	928	—
	Marshall Small-Cap Growth Fund	8,934,427	4,232	371

3.	To amend the Marshall Large-Cap Growth & Income Fund’s investment objective from “capital appreciation and income” to “capital appreciation.”	Affirmative	Against	Abstain
		19,165,322	61,051	15,876

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record, if applicable, is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Notes

Notes

Notes

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

Marshall Funds Investor Services

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

1-800-580-FUND(3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

www.marshallfunds.com

Edgewood Services, Inc., Distributor

M&I Investment Management Corp., Investment Adviser

©2004 Marshall Funds, Inc.

Item 2. Code of Ethics

Incorporated by reference to Form N-CSR filed on November 8, 2004.

Item 3. Audit Committee Financial Expert

Incorporated by reference to Form N-CSR filed on November 8, 2004.

Item 4. Principal Accountant Fees and Services

Incorporated by reference to Form N-CSR filed on November 8, 2004.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

Incorporated by reference to Form N-CSR filed on November 8, 2004.

Item 11. Controls and Procedures

Incorporated by reference to Form N-CSR filed on November 8, 2004.

Item 12. Exhibits

(a)(1) Incorporated by reference to Form N-CSR filed on November 8, 2004.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)      Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc.

/s/ John M. Blaser

John M. Blaser

President

March 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

John M. Blaser

President

March 8, 2005

/s/ Joseph P. Bree

Joseph P. Bree

Treasurer

March 8, 2005